    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006

                                                           FILE NO. 333-104357

                                                                     811-09295

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 11                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 208                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           SEPARATE ACCOUNT SEVEN

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999
                           HARTFORD, CT 06104-2999
                 (Address of Depositor's Principal Offices)

                                (860) 843-5445
             (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999
                   (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                       , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

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HARTFORD LEADERS EPIC

SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:    1-800-862-6668 (CONTRACT OWNERS)
              1-800-862-7155 (REGISTERED REPRESENTATIVES)


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series I and Series IR of Hartford Leaders Epic variable annuity. Please read it carefully before you purchase your variable annuity.

Hartford Leaders Epic variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: The AIM Variable Insurance Funds, American Funds Insurance Series, the Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc. and MFS(R) Variable Insurance Trust.



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLES                                                                                                                      5
HIGHLIGHTS                                                                                                                      8
GENERAL CONTRACT INFORMATION                                                                                                    9
     Hartford Life and Annuity Insurance Company                                                                                9
     The Separate Account                                                                                                       9
     The Funds                                                                                                                 10
PERFORMANCE RELATED INFORMATION                                                                                                15
FIXED ACCUMULATION FEATURE                                                                                                     16
THE CONTRACT                                                                                                                   17
     Purchases and Contract Value                                                                                              17
     Charges and Fees                                                                                                          22
     The Hartford's Principal First and The Hartford's Principal First Preferred                                               25
     Death Benefit                                                                                                             29
     Surrenders                                                                                                                37
ANNUITY PAYOUTS                                                                                                                39
OTHER PROGRAMS AVAILABLE                                                                                                       42
OTHER INFORMATION                                                                                                              43
     Legal Matters                                                                                                             45
     More Information                                                                                                          46
FEDERAL TAX CONSIDERATIONS                                                                                                     46
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       52
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             53
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                                                                       59
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     66
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES                                                            67
APPENDIX V -- ACCUMULATION UNIT VALUES                                                                                         68




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.




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4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value prior to the deceased's 71st birthday or the date of death, if earlier.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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                                  FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           7%
     Second Year                                                                                                              7%
     Third Year                                                                                                               7%
     Fourth Year                                                                                                              6%
     Fifth Year                                                                                                               5%
     Sixth Year                                                                                                               4%
     Seventh Year                                                                                                             3%
     Eighth Year                                                                                                              0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charges in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.20%
     Administrative Charge                                                                                                   0.15%
     Total Separate Account Annual Expenses                                                                                  1.35%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     MAV 70 Death Benefit Charge (4)                                                                                         0.20%
     MAV/EPB Death Benefit Charge (4)(5)                                                                                     0.30%
     The Hartford's Principal First Charge (6)(7)                                                                            0.75%
     The Hartford's Principal First Preferred Charge (6)                                                                     0.20%
     Total Separate Account Annual Expenses with optional charges (8)                                                        2.40%



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) You may choose only one optional Death Benefit.

(5) The MAV/EPB Death Benefit is not available for Contracts issued in Washington or Minnesota.

(6) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both.


(7) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.



(8) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED
BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                          Minimum       Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                   0.49%         4.03%





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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE: IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                 $1,330
3 years                                                                                $2,606
5 years                                                                                $3,664
10 years                                                                               $6,189


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                   $659
3 years                                                                                $1,960
5 years                                                                                $3,217
10 years                                                                               $6,182


(3) If you do not Surrender your Contract:


1 year                                                                                   $667
3 years                                                                                $1,967
5 years                                                                                $3,224
10 years                                                                               $6,189


CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        7%
         3                        7%
         4                        6%
         5                        5%
         6                        4%
         7                        3%
     8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X   Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X   Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for deducted daily and is equal to an annual charge of 1.20% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses for more complete information.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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Annuity Options.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

> You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-  fixed dollar amount Automatic Annuity Payouts,

-  variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


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10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Long-term growth of capital
   which purchases Series I shares of the
   AIM V.I. Basic Value Fund of the AIM
   Variable Insurance Funds
AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which    A I M Advisors, Inc.                        Long-term growth of capital
   purchases Series I shares of the AIM
   V.I. Blue Chip Fund of the AIM
   Variable Insurance Funds (Pending
   shareholder approval, Fund will be
   merged into AIM V.I. Large Cap Growth
   Fund on June 12, 2006.)
AIM V.I. CAPITAL APPRECIATION FUND           A I M Advisors, Inc.                        Growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Capital
   Appreciation Fund of the AIM Variable
   Insurance Funds
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Growth of capital
   which purchases Series I shares of the
   AIM V.I. Core Equity Fund of the AIM
   Variable Insurance Funds
AIM V.I. DEMOGRAPHIC TRENDS FUND             A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT (formerly AIM V.I. Dent
   Demographic Trends Fund) which
   purchases Series I shares of the AIM
   V.I. Demographic Trends Fund of the
   AIM Variable Insurance Funds
AIM V.I. GOVERNMENT SECURITIES FUND          A I M Advisors, Inc.                        High level of current income consistent
   SUB-ACCOUNT which purchases Series I                                                  with reasonable concern for safety of
   shares of the AIM V.I. Government                                                     principal
   Securities Fund of the AIM Variable
   Insurance Funds
AIM V.I. INTERNATIONAL GROWTH FUND           A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. International
   Growth Fund of the AIM Variable
   Insurance Funds
AIM V.I. LARGE CAP GROWTH FUND               A I M Advisors, Inc.                        Long-term growth of capital
   Sub-Account which purchases Series I
   shares of the AIM V.I. Large Cap
   Growth Fund of the AIM Variable
   Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Mid Cap Core
   Equity Fund of the AIM Variable
   Insurance Funds




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND               A I M Advisors, Inc.                        Long-term growth of capital
   Sub-Account which purchases Series I
   shares of the AIM V.I. Small Cap
   Equity Fund of the AIM Variable
   Insurance Funds
AMERICAN FUNDS ASSET ALLOCATION FUND         Capital Research and Management Company     High, total return, including income and
   SUB-ACCOUNT which purchases Class 2                                                   capital gains, consistent with the
   shares of the Asset Allocation Fund of                                                preservation of capital over the long
   American Funds Insurance Series (also                                                 term
   known as American Variable Insurance
   Series)
AMERICAN FUNDS BLUE CHIP INCOME AND          Capital Research and Management Company     Produce income exceeding the average
   GROWTH FUND SUB-ACCOUNT which                                                         yield on U.S. stocks generally (as
   purchases Class 2 shares of the Blue                                                  represented by the average yield on the
   Chip Income and Growth Fund of                                                        Standard & Poor's 500 Composite Index)
   American Funds Insurance Series (also                                                 and to provide an opportunity for growth
   known as American Variable Insurance                                                  of principal consistent with sound
   Series)                                                                               common stock investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT         Capital Research and Management Company     High level of current income as is
   which purchases Class 2 shares of the                                                 consistent with the preservation of
   Bond Fund of American Funds Insurance                                                 capital
   Series (also known as American
   Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the Global Growth Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS GLOBAL SMALL                  Capital Research and Management Company     Long-term growth of capital
   CAPITALIZATION FUND SUB-ACCOUNT which
   purchases Class 2 shares of the Global
   Small Capitalization Fund of American
   Funds Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT       Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   Growth Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH-INCOME FUND            Capital Research and Management Company     Growth of capital and income
   SUB-ACCOUNT which purchases Class 2
   shares of the Growth-Income Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS INTERNATIONAL FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the International Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)




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12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT    Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   New World Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
FRANKLIN FLEX CAP GROWTH SECURITIES FUND     Franklin Advisers, Inc.                     Capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Flex Cap Growth
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN INCOME SECURITIES FUND              Franklin Advisers, Inc.                     Maximize income while maintaining
   SUB-ACCOUNT which purchases Class 2                                                   prospects for capital appreciation
   shares of the Franklin Income
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN LARGE CAP GROWTH SECURITIES FUND    Franklin Advisers, Inc.                     Capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Large Cap
   Growth Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN LARGE CAP VALUE SECURITIES FUND     Franklin Advisory Services, LLC             Long-term capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Large Cap Value
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN RISING DIVIDENDS SECURITIES FUND    Franklin Advisory Services, LLC             Long-term capital appreciation with
   SUB-ACCOUNT which purchases Class 2                                                   preservation of capital as an important
   shares of the Franklin Rising                                                         consideration
   Dividends Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
FRANKLIN SMALL-MID CAP GROWTH SECURITIES     Franklin Advisers, Inc.                     Long-term capital growth
   FUND SUB-ACCOUNT (formerly Franklin
   Small Cap Fund Sub-Account) which
   purchases Class 2 shares of the
   Franklin Small-Mid Cap Growth
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN STRATEGIC INCOME SECURITIES FUND    Franklin Advisers, Inc.                     High level of current income, with
   SUB-ACCOUNT which purchases Class 1                                                   capital appreciation over the long term
   shares of the Franklin Strategic                                                      as a secondary goal
   Income Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   Sub-Account which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES             MFS Investment Management(R)                Capital appreciation
   SUB-ACCOUNT which purchases Initial
   Class shares of the MFS(R) Capital
   Opportunities Series of the MFS(R)
   Variable Insurance Trust
MFS EMERGING GROWTH SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital
   which purchases Initial Class shares
   of the MFS(R) Emerging Growth Series
   of the MFS(R) Variable Insurance Trust
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) Global Equity Series of
   the MFS(R) Variable Insurance Trust
MFS HIGH INCOME SERIES SUB-ACCOUNT which     MFS Investment Management(R)                High current income
   purchases Initial Class shares of the
   MFS(R) High Income Series of the
   MFS(R) Variable Insurance Trust
MFS INVESTORS GROWTH STOCK SERIES            MFS Investment Management(R)                Long-term growth of capital and future
   SUB-ACCOUNT which purchases Initial                                                   income rather than current income
   Class shares of the MFS(R) Investors
   Growth Stock Series of the MFS(R)
   Variable Insurance Trust
MFS INVESTORS TRUST SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital and
   which purchases Initial Class shares                                                  secondarily to provide reasonable
   of the MFS(R) Investors Trust Series                                                  current income
   of the MFS(R) Variable Insurance Trust
MFS MID CAP GROWTH SERIES SUB-ACCOUNT        MFS Investment Management(R)                Long-term growth of capital
   which purchases Initial Class shares
   of the MFS(R) Mid Cap Growth Series of
   the MFS(R) Variable Insurance Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) New Discovery Series of
   the MFS(R) Variable Insurance Trust
MFS RESEARCH BOND SERIES SUB-ACCOUNT         MFS Investment Management(R)                Total return (high current income and
   which purchases Initial Class shares                                                  long-term growth of capital)
   of the MFS(R) Research Bond Series of
   the MFS(R) Variable Insurance Trust
MFS RESEARCH INTERNATIONAL SERIES            MFS Investment Management(R)                Capital appreciation
   SUB-ACCOUNT which purchases Initial
   Class shares of the MFS(R) Research
   International Series of the MFS(R)
   Variable Insurance Trust
MFS RESEARCH SERIES SUB-ACCOUNT which        MFS Investment Management(R)                Long-term growth and future income
   purchases Initial Class shares of the
   MFS(R) Research Series of the MFS(R)
   Variable Insurance Trust

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES SUB-ACCOUNT which    MFS Investment Management(R)                Above-average income
   purchases Initial Class shares of the
   MFS(R) Total Return Series of the
   MFS(R) Variable Insurance Trust
MFS VALUE SERIES SUB-ACCOUNT which           MFS Investment Management(R)                Capital appreciation and reasonable
   purchases Initial Class shares of the                                                 income
   MFS(R) Value Series of the MFS(R)
   Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND             Franklin Mutual Advisors, LLC,              Capital appreciation
   SUB-ACCOUNT which purchases Class 2       sub-advised by Franklin Templeton
   shares of the Mutual Discovery            Investment Management Limited
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT    Franklin Mutual Advisors, LLC               Capital appreciation, with income as a
   which purchases Class 2 shares of the                                                 secondary goal
   Mutual Shares Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
TEMPLETON DEVELOPING MARKETS SECURITIES      Templeton Asset Management Ltd.             Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   1 shares of the Templeton Developing
   Markets Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
TEMPLETON FOREIGN SECURITIES FUND            Templeton Investment Counsel, LLC           Long-term capital growth
   SUB-ACCOUNT which purchases Class 2
   shares of the Templeton Foreign
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
TEMPLETON GROWTH SECURITIES FUND             Templeton Global Advisors Limited,          Long-term capital growth
   SUB-ACCOUNT which purchases Class 2       sub-advised by Templeton Asset
   shares of the Templeton Growth            Management Ltd.
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature or any Sub-Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers



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to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.


We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was issued before January 30, 2004. Series IR of the Contract is issued on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.


You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.


When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value:
(1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.



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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer



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the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:


X   20 Transfer Rule; and



X   Abusive Transfer Policy.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- The policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



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SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer
Rule and the Abusive Trading Policy do not apply in all circumstances, which we describe here:


- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.


- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plans according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners of this Contract.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).



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FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may
transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                             CONTINGENT
NUMBER OF YEARS FROM          DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        7%
         3                        7%
         4                        6%
         5                        5%
         6                        4%
         7                        3%
     8 or more                    0%



SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

----------------------------------------------------------------------------


Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.


For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

- Your Contingent Deferred Sales Charge is $640.


If you have any questions about these charges, please contact your Registered Representative or Hartford.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X   facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.



- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred
  Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.20% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


CHARGES FOR OPTIONAL BENEFITS

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

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  of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.



- THE HARTFORD PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.


REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED



You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.


- Your Benefit Amount can never be more than $5 million dollars.


- Your Benefit Amount is reduced as you take withdrawals.


Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.


BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count the first year as the time between the date we added the optional benefit to

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.


Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.


If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.


The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment;
  or

- The Contract Value at the time of the ownership change or assignment.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.


SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annui payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

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The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment;
  or

- The Contract Value at the time of the ownership change or assignment.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.


SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annui payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.


      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                    THE HARTFORD'S PRINCIPAL FIRST PREFERRED
-----------------------------------------------------------------------------------------------------------------------------------
Charge                 0.50% of Sub-Account Value                             0.20% of Sub-Account Value
Benefit Payment        7% of Benefit Amount                                   5% of Benefit Amount
Revocability           -  Irrevocable.                                        -  Revocable anytime after the 5th Contract Year or
                                                                                 the 5th anniversary of the date you added The
                                                                                 Hartford's Principal First Preferred to your
                                                                                 Contract.
                       -  Charge continues to be deducted until we begin      -  Charge continues to be deducted until we begin
                          to make annuity payouts.                               to make annuity payout or charge will terminate
                                                                                 if The Hartford's Principal First Preferred is
                                                                                 cancelled.
Step Up                -  After the 5th Contract Year, every five years       -  Not Available.
                          thereafter if elected.
Maximum Issue          -  Non-Qualified & Roth IRA -- Age 85                  -  Non-Qualified & Roth IRA -- Age 85
Age                    -  IRA/Qualified -- Age 80                             -  IRA/Qualified -- Age 70
Investment             -  None                                                -  You are not permitted to transfer more than 10%
Restrictions                                                                     of your Contract Value as of your last Contract
                                                                                 Anniversary between certain investment options.
                                                                                 This restriction is not currently enforced.
Spousal                -  Available                                           -  Available
Continuation





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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP



Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days' written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investment restrictions.


   NON-GROWTH SUB-ACCOUNTS            GROWTH SUB-ACCOUNTS
----------------------------------------------------------------
AIM V.I. Basic Value Fund        AIM V.I. Aggressive Growth
AIM V.I. Core Equity Fund          Fund
AIM V.I. Mid Cap Core Equity     AIM V.I. Blue Chip Fund
  Fund                           AIM V.I. Capital Appreciation
AIM V.I. Government                Fund
  Securities Fund                AIM V.I. Dent Demographic Fund
AIM V.I. Premier Equity Fund     AIM V.I. International Growth
American Funds Asset               Fund
  Allocation Fund                AIM V.I. Large Cap Growth Fund
American Funds Blue Chip         AIM V.I. Small Cap Equity Fund
  Income and Growth Fund         American Funds Global Growth
American Funds Bond Fund           Fund
American Funds Growth-Income     American Funds Global Small
  Fund                             Capitalization Fund
American Funds International     American Funds Growth Fund
  Fund                           Franklin Small-Mid Cap Fund
American Funds New World Fund    Franklin Flex Cap Growth Fund
Franklin Flex Cap Growth         MFS Emerging Growth Series
  Securities Fund                MFS Global Equity Series
Franklin Income Securities       MFS Investors Growth Stock
  Fund                             Series
Franklin Large Cap Growth        MFS Mid Cap Growth Series
  Securities Fund                MFS New Discovery Series
Franklin Large Cap Value         MFS Research Fund
  Securities Fund
Franklin Rising Dividends
  Securities Fund
Franklin Strategic Income
  Securities Fund
Hartford Money Market HLS Fund
MFS High Income Series
MFS Investors Trust Series
MFS Research Bond Series
MFS Research International
  Series
MFS Research Series
MFS Total Return Series
MFS Value Series
Mutual Discovery Securities
  Fund
Mutual Shares Securities Fund
Templeton Developing Markets
  Securities Fund
Templeton Foreign Securities
  Fund
Templeton Growth Securities
  Fund

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix IV." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT
CHOICES                                   SUMMARY                                                HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------------
Asset              Not available if you elect the Premium Protection        This Death Benefit is the greatest of:
Protection         Death Benefit.
Death                                                                       X   Contract Value; or
Benefit            No extra charge.                                         X   Contract Value PLUS 25% of the total Premium
                                                                                Payments excluding any subsequent Premium
                                                                                Payments we receive within 12 months of death or
                                                                                after death. Premium Payments are adjusted for
                                                                                any partial Surrenders; or
                                                                            X   Contract Value PLUS 25% of your Maximum
                                                                                Anniversary Value excluding any subsequent
                                                                                Premium Payments we receive within 12 months of
                                                                                death or after death.

                                                                            This Death Benefit cannot exceed the greatest of:

                                                                            X   Contract Value; or
                                                                            X   Total Premium Payments adjusted for any partial
                                                                                Surrenders; or
                                                                            X   Your Maximum Anniversary Value.



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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
STANDARD
DEATH BENEFIT
CHOICES                                   SUMMARY                                                HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------------
Premium            Not available if you elect the Asset Protection Death    This Death Benefit is the greater of:
Protection         Benefit.
Death                                                                       X   Contract Value; or
Benefit            No extra charge.                                         X   Total Premium Payments you have made to us minus
                                                                                an adjustment for any partial Surrenders.
                   You cannot choose this Death Benefit if either you or
                   your Annuitant are 76 years old or older.
MAV 70             Optional Death Benefit that is available for an          If you elect this Death Benefit, your Death Benefit
Death              additional charge equal to 0.20% of your Contract        will be the greatest of:
Benefit            Value invested in the Sub-Accounts and is deducted
                   daily.                                                   X   The Asset Protection Death Benefit described
                                                                                above;
                   Only available upon purchase.                            X   The total Premium Payments you have made to us
                                                                                adjusted for any partial Surrenders; or
                   You cannot choose this Death Benefit by itself.          X   Your Maximum Anniversary Value.

                   You cannot choose this Death Benefit if you elect the MAV/EPB Death Benefit.

                   You cannot choose this Death Benefit if you or your
                   Annuitant are 71 years old or older.
MAV/EPB            Optional Death Benefit that is available for an          If you elect this Death Benefit with the Asset
Death              additional annual charge equal to 0.30% of your          Protection Death Benefit, your Death Benefit will be
Benefit            Contract Value invested in the Sub-Accounts and is       the greatest of:
                   deducted daily.
                                                                            X   The Asset Protection Death Benefit described
                   Only available upon purchase.                                above;
                                                                            X   The total Premium Payments you have made to us
                   You cannot choose this Death Benefit by itself.              adjusted for any partial Surrenders;
                                                                            X   Your Maximum Anniversary Value; or
                   You cannot choose this Death Benefit if you elect the    X   The Earnings Protection Benefit.
                   MAV 70 Death Benefit.
                                                                            If you elect this Death Benefit with the Premium
                   You cannot choose this Death Benefit if you or your      Protection Death Benefit, your Death Benefit will be
                   Annuitant are 76 years old or older.                     the greatest of:

                                                                            X   The Premium Protection Death Benefit described
                                                                                above;
                                                                            X   Your Maximum Anniversary Value; or
                                                                            X   The Earnings Protection Benefit.



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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

>   You made an initial Premium Payment of $100,000.

>   In your fourth Contract Year, you made a partial Surrender of $8,000.

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

>   On the day we calculate the Death Benefit, your Contract Value was $115,000.

>   Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding          Based on the assumptions above, here is how we would do the
the greatest of these three values:                                 actual calculations:
X   Contract Value or                                               Contract Value equals $115,000.
X   Contract Value PLUS 25% of the total Premium Payments           $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
    excluding any subsequent Premium Payments we receive
    within 12 months of death or after death. Premium
    Payments are adjusted for any partial Surrenders; or
X   Contract Value PLUS 25% of your Maximum Anniversary Value       $115,000 + [25% ($150,000)] = $152,500.
    excluding any subsequent Premium Payments we receive
    within 12 months of death or after death.
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT
MAXIMUM.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
X   Contract Value;                                                 -  Contract Value is $115,000,
X   Total Premium Payments you have made to us, adjusted for        -  Total Premium Payments you have made to us minus an
    any partial Surrenders; or                                         adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                       $92,000], or
X   Your Maximum Anniversary Value.                                 -  Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."


The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 71st birthday or date of death, whichever is earlier.


The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.



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The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

>   You made an initial Premium Payment of $100,000,

>   In your fourth Contract Year, you made a partial Surrender of $8,000,

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

>   On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium         Based on the assumptions
Protection Death Benefit by      above, here is how we would
finding the greater of these     do the actual calculations:
two values:
X   Contract Value; or           -  $115,000
X   Total Premium Payments       -  $100,000 - $8,000 = $92,000
    you have made to us minus
    an adjustment for any
    partial Surrenders.
Because your Contract Value was greater than the adjusted
total Premium Payments, your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFITS

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

MAV 70 DEATH BENEFIT

The MAV 70 Death Benefit may not currently be available in your state. You cannot elect the MAV 70 Death Benefit if you or your Annuitant are age 71 or older. Once you elect the MAV 70 Death Benefit, you cannot cancel it.

You can only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70 Death Benefit if you elect the MAV/EPB Death Benefit.

If you elect the MAV 70 Death Benefit when you purchase your Contract, the Death Benefit will be the greatest of the following three values:

- the Asset Protection Death Benefit;

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the death benefit will depend on the age of the new Contract Owner.

X If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

X If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.



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HERE IS AN EXAMPLE OF HOW THE MAV 70 DEATH BENEFIT WORKS.

Assume that:

>   You made a single Premium Payment of $100,000,

>   In your fourth Contract Year, you made a partial Surrender of $8,000,

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

>   On the day we calculate the Death Benefit, your Contract Value was $115,000,

> On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.










Based on the assumptions above, this table shows how we would do the calculations:


MAV 70 DEATH BENEFIT

Asset Protection Death           $150,000
Benefit (see Example above);
The total Premium Payments       $100,000 - $8,000 = $92,000
you have made to us minus an
adjustment for any partial
Surrenders; or
Your Maximum Anniversary         $150,000
Value.
Death Benefit Amount             Because the Maximum
                                 Anniversary Value was the
                                 greatest of the three values
                                 compared, the Death Benefit
                                 is $150,000

MAV/EPB DEATH BENEFIT

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

                                                                       MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT                                  BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset                 The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:             Protection Death Benefit or the following two values:
-  The total Premium Payments you have made to us minus an          -  Your Maximum Anniversary Value; or
   adjustment for any partial Surrenders;
-  Your Maximum Anniversary Value; or                               -  The Earnings Protection Benefit, which is discussed below.
-  The Earnings Protection Benefit, which is discussed below.



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>   If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, and the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium
    Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

>   You made a single Premium Payment of $100,000,

>   In your fourth Contract Year, you made a partial Surrender of $8,000,

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

>   On the day we calculate the Death Benefit, your Contract Value was $115,000,

>   Your Maximum Anniversary Value was $150,000.



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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT          MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------     ---------------------------------------------------------------
Asset Protection Death   $150,000                                   Premium Protection       $115,000
Benefit (see Example                                                Death Benefit (see
above)                                                              Example above)
The total Premium        $100,000 - $8,000 = $92,000                Your Maximum             $150,000
Payments you have made                                              Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum             $150,000                                   The Earnings             Contract Value minus Contract Value
Anniversary Value; or                                               Protection Benefit.      on the date you purchased your
                                                                                             Contract [$115,000 - $100,000 =
                                                                                             $15,000]

                                                                                             40% of Contract gain plus Contract
                                                                                             Value [$15,000 x 40% = $6,000] +
                                                                                             $115,000 = $121,000]
The Earnings             Contract Value minus Contract Value        Death Benefit Amount     Because the Maximum Anniversary
Protection Benefit       on the date you purchased your                                      Value was the greatest of the three
                         Contract [$115,000 - $100,000 =                                     values compared, the Death Benefit
                         $15,000]                                                            is $150,000

                         40% of Contract gain plus Contract
                         Value [$15,000 x 40% = $6,000] +
                         $115,000 = $121,000]
Death Benefit Amount     Because the Maximum Anniversary
                         Value was the greatest of the four
                         values compared, the Death Benefit
                         is $150,000



Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders;
  or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus



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- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

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WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives the payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives the payout at
                                                                                  death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.



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38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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There are two restrictions on partial Surrenders before the Annuity
Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

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FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.



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40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

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3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

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TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may
transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



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OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered




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44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Representative and/or Financial Intermediary to recommend the purchase of this
Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisors, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.



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LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On




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August 25, 2005, The Hartford received an additional subpoena from the New York
Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:   1-800-862-6668 (Contract Owners)
             1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.




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B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall




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      be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the




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         entire interest in the Contract should include not only the current
         Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.




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  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee




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         were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received




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represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to




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a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan.




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However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;



   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.



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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000
  - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
  - $8,000 = $109,403].

- Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.



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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.



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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.



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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.



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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.



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64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

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MAV 70 DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of Premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

DEATH BENEFIT AMOUNT:

In this situation the Death Benefit amount is the Asset Protection Death Benefit amount of $117,403, which is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium is $10,000. Maximum Anniversary Value adjusted for dollar for dollar partial Surrenders is $130,000. Remaining partial Surrender is $50,000; this amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before partial Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. THE RESULT IS AN ADJUSTED MAXIMUM ANNIVERSARY VALUE OF $83,571.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $120,000 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $57,857 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

DEATH BENEFIT AMOUNT:

In this situation, the Death Benefit amount is the Asset Protection Death Benefit amount of $120,000, which is the greatest of the three values compared.

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66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

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68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for AIM V.I. Core Equity Fund, AIM V.I. Large Cap Growth Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, MFS Research Series, MFS Research Bond Series and MFS Research International Series Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.


                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.243  $1.127   $1.103
    Accumulation Unit Value at end of period                                                            $1.297  $1.243   $1.127
    Number of Accumulation Units outstanding at end of period (in thousands)                               721     662      216
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.211  $1.135       --
    Accumulation Unit Value at end of period                                                            $1.254  $1.211       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,637   1,507       --
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.301  $1.187   $1.112
    Accumulation Unit Value at end of period                                                            $1.357  $1.301   $1.187
    Number of Accumulation Units outstanding at end of period (in thousands)                             4,992   4,739    1,547
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.268  $1.181       --
    Accumulation Unit Value at end of period                                                            $1.312  $1.268       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            10,129   8,833       --
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.107  $1.072   $1.036
    Accumulation Unit Value at end of period                                                            $1.130  $1.107   $1.072
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,171   1,034      319
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.079  $1.064       --
    Accumulation Unit Value at end of period                                                            $1.093  $1.079       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,083   1,943       --
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.260  $1.198   $1.163
    Accumulation Unit Value at end of period                                                            $1.353  $1.260   $1.198
    Number of Accumulation Units outstanding at end of period (in thousands)                               789     630      268
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.228  $1.196       --
    Accumulation Unit Value at end of period                                                            $1.308  $1.228       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,710   1,509       --
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.632      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.303      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.618      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.234      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4      --       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.250  $1.170   $1.159
    Accumulation Unit Value at end of period                                                            $1.310  $1.250   $1.170
    Number of Accumulation Units outstanding at end of period (in thousands)                               626     711      447
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.218  $1.187       --
    Accumulation Unit Value at end of period                                                            $1.266  $1.218       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,401   1,232       --
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.092  $1.079   $1.067
    Accumulation Unit Value at end of period                                                            $1.095  $1.092   $1.079
    Number of Accumulation Units outstanding at end of period (in thousands)                            23,647  10,436    1,425
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.064  $1.064       --
    Accumulation Unit Value at end of period                                                            $1.059  $1.064       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            37,527  26,008       --
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.428  $1.167   $1.094
    Accumulation Unit Value at end of period                                                            $1.662  $1.428   $1.167
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,186     504       43
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.392  $1.181       --
    Accumulation Unit Value at end of period                                                            $1.607  $1.392       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,195   1,002       --
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.456      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.764      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.443      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.692      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7      --       --
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.427  $1.271   $1.222
    Accumulation Unit Value at end of period                                                            $1.515  $1.427   $1.271
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,356   3,972    1,441
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.391  $1.271       --
    Accumulation Unit Value at end of period                                                            $1.465  $1.391       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            11,800   8,936       --
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.035  $0.992   $0.954
    Accumulation Unit Value at end of period                                                            $1.079  $1.035   $0.992
    Number of Accumulation Units outstanding at end of period (in thousands)                            18,214   8,585      688
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.009  $0.984       --
    Accumulation Unit Value at end of period                                                            $1.043  $1.009       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            29,704  19,406       --

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.647 $10.790  $10.288
    Accumulation Unit Value at end of period                                                           $12.423 $11.647  $10.790
    Number of Accumulation Units outstanding at end of period (in thousands)                               102      42        1
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.535 $11.054       --
    Accumulation Unit Value at end of period                                                           $12.205 $11.535       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               235     190       --
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.993 $11.220  $10.738
    Accumulation Unit Value at end of period                                                           $12.913 $11.993  $11.220
    Number of Accumulation Units outstanding at end of period (in thousands)                             5,027   3,097      808
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.694 $10.151       --
    Accumulation Unit Value at end of period                                                           $11.424 $10.694       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             4,926   3,923       --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $0.997  $0.921   $0.873
    Accumulation Unit Value at end of period                                                            $1.055  $0.997   $0.921
    Number of Accumulation Units outstanding at end of period (in thousands)                            39,979  25,004    7,529
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $0.970  $0.919       --
    Accumulation Unit Value at end of period                                                            $1.018  $0.970       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            39,846  32,185       --
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.499 $12.943  $12.660
    Accumulation Unit Value at end of period                                                           $13.530 $13.499  $12.943
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,438   1,368      343
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.843 $12.500       --
    Accumulation Unit Value at end of period                                                           $12.769 $12.843       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             3,197   2,523       --
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.752 $10.496   $9.870
    Accumulation Unit Value at end of period                                                           $13.227 $11.752  $10.496
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,643     882      238
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.501 $10.499       --
    Accumulation Unit Value at end of period                                                           $12.841 $11.501       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,321     924       --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.187 $11.057  $10.719
    Accumulation Unit Value at end of period                                                           $16.308 $13.187  $11.057
    Number of Accumulation Units outstanding at end of period (in thousands)                               858     438      102
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.588 $11.953       --
    Accumulation Unit Value at end of period                                                           $16.671 $13.588       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,308     773       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.997 $10.810  $10.452
    Accumulation Unit Value at end of period                                                           $13.753 $11.997  $10.810
    Number of Accumulation Units outstanding at end of period (in thousands)                             8,675   4,937    1,622
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.225 $10.443       --
    Accumulation Unit Value at end of period                                                           $12.765 $11.225       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            13,600  10,695       --
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.223 $12.143  $11.523
    Accumulation Unit Value at end of period                                                           $13.806 $13.223  $12.143
    Number of Accumulation Units outstanding at end of period (in thousands)                             9,763   5,476    1,524
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.432 $10.801       --
    Accumulation Unit Value at end of period                                                           $11.842 $11.432       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            15,290  11,516       --
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.074  $9.407   $8.782
    Accumulation Unit Value at end of period                                                           $13.275 $11.074   $9.407
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,813   1,396      250
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.316  $9.882       --
    Accumulation Unit Value at end of period                                                           $13.457 $11.316       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             3,129   2,231       --
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $14.962 $12.766  $12.022
    Accumulation Unit Value at end of period                                                           $17.823 $14.962  $12.766
    Number of Accumulation Units outstanding at end of period (in thousands)                               563     212       51
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.719 $11.966       --
    Accumulation Unit Value at end of period                                                           $16.212 $13.719       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               604     412       --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.408      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.480      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               108      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.396      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.411      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                32      --       --
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.504 $12.022  $11.294
    Accumulation Unit Value at end of period                                                           $13.537 $13.504  $12.022
    Number of Accumulation Units outstanding at end of period (in thousands)                             5,384   2,089      413
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.217 $12.007       --
    Accumulation Unit Value at end of period                                                           $13.144 $13.217       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,083   4,107       --




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72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.061 $10.388   $9.922
    Accumulation Unit Value at end of period                                                           $11.029 $11.061  $10.388
    Number of Accumulation Units outstanding at end of period (in thousands)                               928     421       42
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.826 $10.430       --
    Accumulation Unit Value at end of period                                                           $10.708 $10.826       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,481     939       --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.708      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.315      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                58      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.695      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.246      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11      --       --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.254 $12.103  $11.813
    Accumulation Unit Value at end of period                                                           $13.525 $13.254  $12.103
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,468   1,108      199
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.078 $12.174       --
    Accumulation Unit Value at end of period                                                           $13.239 $13.078       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,842   2,050       --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.675 $10.616  $10.352
    Accumulation Unit Value at end of period                                                           $12.070 $11.675  $10.616
    Number of Accumulation Units outstanding at end of period (in thousands)                               688     414      145
    Accumulation Unit Value at beginning of period                                                     $11.842 $11.202       --
    Accumulation Unit Value at end of period                                                           $12.145 $11.842       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               979     838       --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $14.856 $13.687  $13.164
    Accumulation Unit Value at end of period                                                           $14.910 $14.856  $13.687
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,394     627      174
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $14.030 $13.157       --
    Accumulation Unit Value at end of period                                                           $13.970 $14.030       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,845   1,249       --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.077  $1.081   $1.082
    Accumulation Unit Value at end of period                                                            $1.093  $1.077   $1.081
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,654   4,047    1,569
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.045  $1.056       --
    Accumulation Unit Value at end of period                                                            $1.052  $1.045       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            11,174  10,273       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $9.002   $8.113  $7.768
    Accumulation Unit Value at end of period                                                              $9.031   $9.002  $8.113
    Number of Accumulation Units outstanding at end of period (in thousands)                                  65       63      37
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.184   $7.631      --
    Accumulation Unit Value at end of period                                                              $8.145   $8.184      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  77       75      --
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $7.568   $6.791  $6.687
    Accumulation Unit Value at end of period                                                              $8.153   $7.568  $6.791
    Number of Accumulation Units outstanding at end of period (in thousands)                                  81       63      18
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.248   $6.755      --
    Accumulation Unit Value at end of period                                                              $7.745   $7.248      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 189      168      --
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.593  $10.792  $9.998
    Accumulation Unit Value at end of period                                                             $13.378  $12.593 $10.792
    Number of Accumulation Units outstanding at end of period (in thousands)                                  71       32       5
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.663  $10.243      --
    Accumulation Unit Value at end of period                                                             $12.292  $11.663      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  80       58      --
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $8.108   $7.527  $7.404
    Accumulation Unit Value at end of period                                                              $8.358   $8.108  $7.527
    Number of Accumulation Units outstanding at end of period (in thousands)                                 169      117      73
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.510   $7.184      --
    Accumulation Unit Value at end of period                                                              $7.680   $7.510      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 229      188      --
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $9.428   $8.581  $8.158
    Accumulation Unit Value at end of period                                                              $9.981   $9.428  $8.581
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,720      796      65
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.108   $7.521      --
    Accumulation Unit Value at end of period                                                              $8.516   $8.108      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,168    2,074      --
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.102  $11.238 $10.890
    Accumulation Unit Value at end of period                                                             $12.198  $12.102 $11.238
    Number of Accumulation Units outstanding at end of period (in thousands)                                 473      331     131
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.407  $10.766      --
    Accumulation Unit Value at end of period                                                             $11.405  $11.407      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 569      514      --

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $5.952  $5.266   $5.201
    Accumulation Unit Value at end of period                                                            $6.055  $5.952   $5.266
    Number of Accumulation Units outstanding at end of period (in thousands)                               746     426      162
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $5.758  $5.384       --
    Accumulation Unit Value at end of period                                                            $5.811  $5.758       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,061     861       --
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.135 $12.498  $12.696
    Accumulation Unit Value at end of period                                                           $13.638 $13.135  $12.498
    Number of Accumulation Units outstanding at end of period (in thousands)                               759     370       54
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.722 $11.875       --
    Accumulation Unit Value at end of period                                                           $12.074 $11.722       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,323     909       --
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.983      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.040      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                62      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.971      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.975      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9      --       --
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.985      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                25      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.921      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                22      --       --
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.472      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.617      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                48      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.459      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.546      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
MFS(R) TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.861 $12.621  $12.067
    Accumulation Unit Value at end of period                                                           $14.061 $13.861  $12.621
    Number of Accumulation Units outstanding at end of period (in thousands)                             3,478   1,549      357
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.497 $11.620       --
    Accumulation Unit Value at end of period                                                           $12.576 $12.497       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             4,513   3,232       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.912  $12.242 $11.391
    Accumulation Unit Value at end of period                                                             $14.639  $13.912 $12.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                 383      135      43
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.727  $12.302      --
    Accumulation Unit Value at end of period                                                             $14.330  $13.727      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 404      284      --
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.496  $12.431 $11.607
    Accumulation Unit Value at end of period                                                             $16.585  $14.496 $12.431
    Number of Accumulation Units outstanding at end of period (in thousands)                                 959      239      58
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.304  $12.521      --
    Accumulation Unit Value at end of period                                                             $16.235  $14.304      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,167      453      --
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $15.295  $13.764 $12.942
    Accumulation Unit Value at end of period                                                             $16.683  $15.295 $13.764
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,738    1,145     260
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.316  $12.204      --
    Accumulation Unit Value at end of period                                                             $14.408  $13.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,064    2,935      --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.862  $12.067 $11.111
    Accumulation Unit Value at end of period                                                             $18.733  $14.862 $12.067
    Number of Accumulation Units outstanding at end of period (in thousands)                                 418      219      48
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.481  $10.512      --
    Accumulation Unit Value at end of period                                                             $15.607  $12.481      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 668      233      --
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.136   $9.523  $8.912
    Accumulation Unit Value at end of period                                                             $12.104  $11.136  $9.523
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,501    1,328     105
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.347   $9.107      --
    Accumulation Unit Value at end of period                                                             $11.157  $10.347      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,865    2,813      --
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.223  $11.552 $10.707
    Accumulation Unit Value at end of period                                                             $14.202  $13.223 $11.552
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,176      849     167
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.987  $10.763      --
    Accumulation Unit Value at end of period                                                             $12.772  $11.987      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,014    1,923      --


(a) Inception date May 2, 2005.

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Hartford Life and Annuity Insurance Company
          Attn: Investment Product Services
          P.O. Box 5085
          Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of Hartford Leaders Epic variable annuity to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SEPARATE ACCOUNT SEVEN

                SERIES I AND SERIES IR OF HARTFORD LEADERS EPIC

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$294,132,164; 2004: $354,296,774; and 2003: $359,016,471.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.


The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x 365/7, where BPR = (A - B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for AIM V.I. Core Equity Fund, AIM V.I. Large Cap Growth Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, MFS Research Series, MFS Research Bond Series and MFS Research International Series Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.


                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.243  $1.127 $1.103
    Accumulation Unit Value at end of period                                                                $1.297  $1.243 $1.127
    Number of Accumulation Units outstanding at end of period (in thousands)                                   721     662    216
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.234  $1.121 $1.097
    Accumulation Unit Value at end of period                                                                $1.285  $1.234 $1.121
    Number of Accumulation Units outstanding at end of period (in thousands)                                   381     312    277
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.234  $1.140     --
    Accumulation Unit Value at end of period                                                                $1.285  $1.234     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   381     312     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.230  $1.118 $1.095
    Accumulation Unit Value at end of period                                                                $1.279  $1.230 $1.118
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,800   1,966  1,595
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.228  $1.117 $1.094
    Accumulation Unit Value at end of period                                                                $1.277  $1.228 $1.117
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,113   4,276  3,602
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.226  $1.133     --
    Accumulation Unit Value at end of period                                                                $1.274  $1.226     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,158   2,095     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.222  $1.129     --
    Accumulation Unit Value at end of period                                                                $1.268  $1.222     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,009   2,448     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.222  $1.142     --
    Accumulation Unit Value at end of period                                                                $1.268  $1.222     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,009   2,448     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.220  $1.112 $1.089
    Accumulation Unit Value at end of period                                                                $1.266  $1.220 $1.112
    Number of Accumulation Units outstanding at end of period (in thousands)                                   983     982  1,026
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.216  $1.109 $1.087
    Accumulation Unit Value at end of period                                                                $1.260  $1.216 $1.109
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,100   4,575  4,744
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.214  $1.136     --
    Accumulation Unit Value at end of period                                                                $1.258  $1.214     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7,910   9,692     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------


                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.211  $1.135     --
    Accumulation Unit Value at end of period                                                                $1.254  $1.211     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,637   1,507     --
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.301  $1.187 $1.112
    Accumulation Unit Value at end of period                                                                $1.357  $1.301 $1.187
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,992   4,739  1,547
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.291  $1.181 $1.106
    Accumulation Unit Value at end of period                                                                $1.344  $1.291 $1.181
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,662   1,916  1,690
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.291  $1.190     --
    Accumulation Unit Value at end of period                                                                $1.344  $1.291     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,662   1,916     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.287  $1.178 $1.104
    Accumulation Unit Value at end of period                                                                $1.338  $1.287 $1.178
    Number of Accumulation Units outstanding at end of period (in thousands)                                11,385  13,222 11,005
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.285  $1.176 $1.103
    Accumulation Unit Value at end of period                                                                $1.335  $1.285 $1.176
    Number of Accumulation Units outstanding at end of period (in thousands)                                26,828  30,328 25,644
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.283  $1.183     --
    Accumulation Unit Value at end of period                                                                $1.333  $1.283     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9,718  10,819     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.278  $1.179     --
    Accumulation Unit Value at end of period                                                                $1.327  $1.278     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                14,110  12,119     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.278  $1.188     --
    Accumulation Unit Value at end of period                                                                $1.327  $1.278     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                14,110  12,119     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.276  $1.171 $1.098
    Accumulation Unit Value at end of period                                                                $1.324  $1.276 $1.171
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,969   5,099  4,951
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.272  $1.168 $1.096
    Accumulation Unit Value at end of period                                                                $1.318  $1.272 $1.168
    Number of Accumulation Units outstanding at end of period (in thousands)                                24,221  28,262 24,695
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.270  $1.183     --
    Accumulation Unit Value at end of period                                                                $1.316  $1.270     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                45,713  54,232     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.268  $1.181     --
    Accumulation Unit Value at end of period                                                                $1.312  $1.268     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10,129   8,833     --
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.107  $1.072 $1.036
    Accumulation Unit Value at end of period                                                                $1.130  $1.107 $1.072
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,171   1,034    319

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.099  $1.066 $1.031
    Accumulation Unit Value at end of period                                                                $1.120  $1.099 $1.066
    Number of Accumulation Units outstanding at end of period (in thousands)                                   483     418    397
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.099  $1.033     --
    Accumulation Unit Value at end of period                                                                $1.120  $1.099     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   483     418     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.095  $1.064 $1.029
    Accumulation Unit Value at end of period                                                                $1.115  $1.095 $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,636   2,846  2,823
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.093  $1.062 $1.028
    Accumulation Unit Value at end of period                                                                $1.112  $1.093 $1.062
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5,027   5,336  5,557
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.091  $1.027     --
    Accumulation Unit Value at end of period                                                                $1.110  $1.091     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,252   2,014     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.088  $1.023     --
    Accumulation Unit Value at end of period                                                                $1.105  $1.088     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,645   2,205     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.088  $1.070     --
    Accumulation Unit Value at end of period                                                                $1.105  $1.088     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,645   2,205     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.086  $1.058 $1.024
    Accumulation Unit Value at end of period                                                                $1.103  $1.086 $1.058
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,178   1,161  1,128
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.083  $1.055 $1.021
    Accumulation Unit Value at end of period                                                                $1.098  $1.083 $1.055
    Number of Accumulation Units outstanding at end of period (in thousands)                                 6,020   6,397  6,008
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.081  $1.065     --
    Accumulation Unit Value at end of period                                                                $1.096  $1.081     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10,866  11,652     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.079  $1.064     --
    Accumulation Unit Value at end of period                                                                $1.093  $1.079     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,083   1,943     --
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.260  $1.198 $1.163
    Accumulation Unit Value at end of period                                                                $1.353  $1.260 $1.198
    Number of Accumulation Units outstanding at end of period (in thousands)                                   789     630    268
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.251  $1.192 $1.157
    Accumulation Unit Value at end of period                                                                $1.341  $1.251 $1.192
    Number of Accumulation Units outstanding at end of period (in thousands)                                   402     353    400
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.251  $1.167     --
    Accumulation Unit Value at end of period                                                                $1.341  $1.251     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   402     353     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------


                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                            2005     2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $1.247   $1.189   $1.155
    Accumulation Unit Value at end of period                                                           $1.335   $1.247   $1.189
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,155    2,355    2,010
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.245   $1.187   $1.154
    Accumulation Unit Value at end of period                                                           $1.332   $1.245   $1.187
    Number of Accumulation Units outstanding at end of period (in thousands)                            4,360    4,435    3,869
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $1.243   $1.160       --
    Accumulation Unit Value at end of period                                                           $1.329   $1.243       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,286    2,219       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $1.239   $1.156       --
    Accumulation Unit Value at end of period                                                           $1.323   $1.239       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,645    2,461       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.239   $1.203       --
    Accumulation Unit Value at end of period                                                           $1.323   $1.239       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,645    2,461       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.237   $1.182   $1.149
    Accumulation Unit Value at end of period                                                           $1.321   $1.237   $1.182
    Number of Accumulation Units outstanding at end of period (in thousands)                              861      889      934
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.233   $1.179   $1.146
    Accumulation Unit Value at end of period                                                           $1.315   $1.233   $1.179
    Number of Accumulation Units outstanding at end of period (in thousands)                            4,182    4,875    4,862
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.231   $1.197       --
    Accumulation Unit Value at end of period                                                           $1.312   $1.231       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            7,157    7,872       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.228   $1.196       --
    Accumulation Unit Value at end of period                                                           $1.308   $1.228       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            1,710    1,509       --
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $9.632       --       --(a)
    Accumulation Unit Value at end of period                                                          $10.303       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               10       --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $9.628       --       --(a)
    Accumulation Unit Value at end of period                                                          $10.286       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                1       --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $9.628       --       --(a)
    Accumulation Unit Value at end of period                                                          $10.286       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                1       --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $9.627       --       --(a)
    Accumulation Unit Value at end of period                                                          $10.277       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                5       --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $9.626       --       --(a)
    Accumulation Unit Value at end of period                                                          $10.273       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               10       --       --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005   2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $9.625      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.269     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  2      --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $9.623      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.260     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 35      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $9.623      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.260     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 35      --      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $9.622      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.256     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 11      --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $9.621      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.247     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  1      --      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $9.620      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.243     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  5      --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $9.618      --      --(a)
    Accumulation Unit Value at end of period                                                             $10.234     --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  4      --      --
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $1.250  $1.170  $1.159
    Accumulation Unit Value at end of period                                                             $1.310  $1.250  $1.170
    Number of Accumulation Units outstanding at end of period (in thousands)                                626     711     447
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $1.241  $1.164  $1.154
    Accumulation Unit Value at end of period                                                             $1.298  $1.241  $1.164
    Number of Accumulation Units outstanding at end of period (in thousands)                                110     144     121
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $1.241  $1.134      --
    Accumulation Unit Value at end of period                                                             $1.298  $1.241      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                110     144      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $1.237  $1.161  $1.151
    Accumulation Unit Value at end of period                                                             $1.292  $1.237  $1.161
    Number of Accumulation Units outstanding at end of period (in thousands)                              1,470   1,636   1,408
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $1.235  $1.160  $1.150
    Accumulation Unit Value at end of period                                                             $1.289  $1.235  $1.160
    Number of Accumulation Units outstanding at end of period (in thousands)                              2,761   3,378   3,221
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $1.233  $1.127      --
    Accumulation Unit Value at end of period                                                             $1.287  $1.233      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                706     816      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.229  $1.123     --
    Accumulation Unit Value at end of period                                                                $1.281  $1.229     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,420   1,314     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.229  $1.194     --
    Accumulation Unit Value at end of period                                                                $1.281  $1.229     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,420   1,314     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.227  $1.155 $1.145
    Accumulation Unit Value at end of period                                                                $1.278  $1.227 $1.155
    Number of Accumulation Units outstanding at end of period (in thousands)                                   653     666    683
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.223  $1.152 $1.143
    Accumulation Unit Value at end of period                                                                $1.273  $1.223 $1.152
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,645   3,152  3,031
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.221  $1.189     --
    Accumulation Unit Value at end of period                                                                $1.270  $1.221     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,158   5,119     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.218  $1.187     --
    Accumulation Unit Value at end of period                                                                $1.266  $1.218     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,401   1,232     --
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.092  $1.079 $1.067
    Accumulation Unit Value at end of period                                                                $1.095  $1.092 $1.079
    Number of Accumulation Units outstanding at end of period (in thousands)                                23,647  10,436  1,425
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.084  $1.073 $1.061
    Accumulation Unit Value at end of period                                                                $1.085  $1.084 $1.073
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7,203   3,680  3,873
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.084  $1.085     --
    Accumulation Unit Value at end of period                                                                $1.085  $1.084     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7,203   3,680     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.080  $1.071 $1.059
    Accumulation Unit Value at end of period                                                                $1.080  $1.080 $1.071
    Number of Accumulation Units outstanding at end of period (in thousands)                                26,304  22,799 20,695
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.079  $1.070 $1.058
    Accumulation Unit Value at end of period                                                                $1.078  $1.079 $1.070
    Number of Accumulation Units outstanding at end of period (in thousands)                                59,642  44,900 31,448
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.077  $1.078     --
    Accumulation Unit Value at end of period                                                                $1.076  $1.077     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                16,870  17,892     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.073  $1.075     --
    Accumulation Unit Value at end of period                                                                $1.071  $1.073     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                48,350  27,054     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.073  $1.070     --
    Accumulation Unit Value at end of period                                                                $1.071  $1.073     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                48,350  27,054     --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.072  $1.065 $1.053
    Accumulation Unit Value at end of period                                                                $1.069  $1.072 $1.065
    Number of Accumulation Units outstanding at end of period (in thousands)                                12,506   5,318  5,543
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.068  $1.062 $1.051
    Accumulation Unit Value at end of period                                                                $1.064  $1.068 $1.062
    Number of Accumulation Units outstanding at end of period (in thousands)                                35,306  34,941 34,186
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.066  $1.065     --
    Accumulation Unit Value at end of period                                                                $1.062  $1.066     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                63,924  64,271     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.064  $1.064     --
    Accumulation Unit Value at end of period                                                                $1.059  $1.064     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                37,527  26,008     --
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.428  $1.167 $1.094
    Accumulation Unit Value at end of period                                                                $1.662  $1.428 $1.167
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,186     504     43
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.418  $1.161 $1.088
    Accumulation Unit Value at end of period                                                                $1.646  $1.418 $1.161
    Number of Accumulation Units outstanding at end of period (in thousands)                                   396      87     46
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.418  $1.283     --
    Accumulation Unit Value at end of period                                                                $1.646  $1.418     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   396      87     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.413  $1.159 $1.086
    Accumulation Unit Value at end of period                                                                $1.639  $1.413 $1.159
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,228   1,133    342
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.411  $1.157 $1.085
    Accumulation Unit Value at end of period                                                                $1.636  $1.411 $1.157
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,337   2,059  1,233
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.409  $1.275     --
    Accumulation Unit Value at end of period                                                                $1.632  $1.409     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,353     987     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.404  $1.271     --
    Accumulation Unit Value at end of period                                                                $1.625  $1.404     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,816   1,528     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.404  $1.188     --
    Accumulation Unit Value at end of period                                                                $1.625  $1.404     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,816   1,528     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.402  $1.152 $1.080
    Accumulation Unit Value at end of period                                                                $1.622  $1.402 $1.152
    Number of Accumulation Units outstanding at end of period (in thousands)                                   914     607    575
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.397  $1.149 $1.078
    Accumulation Unit Value at end of period                                                                $1.615  $1.397 $1.149
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,647   1,991  1,318

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.395  $1.182       --
    Accumulation Unit Value at end of period                                                            $1.611  $1.395       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,375   3,253       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.392  $1.181       --
    Accumulation Unit Value at end of period                                                            $1.607  $1.392       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,195   1,002       --
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.456      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.764      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.453      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.746      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.453      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.746      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.451      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.737      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.450      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.732      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                17      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.450      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.728      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.448      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.719      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                38      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.448      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.719      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                38      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.447      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.714      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.445      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.705      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.445      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.701      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               104      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.443      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.692      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7      --       --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.427  $1.271 $1.222
    Accumulation Unit Value at end of period                                                                $1.515  $1.427 $1.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                 6,356   3,972  1,441
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.417  $1.264 $1.216
    Accumulation Unit Value at end of period                                                                $1.501  $1.417 $1.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,995   2,518  2,208
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.417  $1.333     --
    Accumulation Unit Value at end of period                                                                $1.501  $1.417     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,995   2,518     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.412  $1.261 $1.213
    Accumulation Unit Value at end of period                                                                $1.495  $1.412 $1.261
    Number of Accumulation Units outstanding at end of period (in thousands)                                14,960  14,319 11,083
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.410  $1.260 $1.212
    Accumulation Unit Value at end of period                                                                $1.491  $1.410 $1.260
    Number of Accumulation Units outstanding at end of period (in thousands)                                28,216  26,952 19,586
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.407  $1.324     --
    Accumulation Unit Value at end of period                                                                $1.488  $1.407     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                15,227  14,939     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.403  $1.320     --
    Accumulation Unit Value at end of period                                                                $1.482  $1.403     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                15,511  11,541     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.403  $1.278     --
    Accumulation Unit Value at end of period                                                                $1.482  $1.403     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                15,511  11,541     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.400  $1.254 $1.207
    Accumulation Unit Value at end of period                                                                $1.479  $1.400 $1.254
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5,700   4,562  4,235
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.396  $1.251 $1.204
    Accumulation Unit Value at end of period                                                                $1.472  $1.396 $1.251
    Number of Accumulation Units outstanding at end of period (in thousands)                                24,851  26,309 22,447
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.394  $1.272     --
    Accumulation Unit Value at end of period                                                                $1.469  $1.394     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                58,829  61,225     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.391  $1.271     --
    Accumulation Unit Value at end of period                                                                $1.465  $1.391     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11,800   8,936     --
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.035  $0.992 $0.954
    Accumulation Unit Value at end of period                                                                $1.079  $1.035 $0.992
    Number of Accumulation Units outstanding at end of period (in thousands)                                18,214   8,585    688
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.028  $0.987 $0.950
    Accumulation Unit Value at end of period                                                                $1.069  $1.028 $0.987
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,361     821    486

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.028   $0.961      --
    Accumulation Unit Value at end of period                                                              $1.069   $1.028      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,361      821      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $1.024   $0.984  $0.948
    Accumulation Unit Value at end of period                                                              $1.064   $1.024  $0.984
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,861   11,091   4,374
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.022   $0.983  $0.947
    Accumulation Unit Value at end of period                                                              $1.062   $1.022  $0.983
    Number of Accumulation Units outstanding at end of period (in thousands)                              35,445   24,681  10,804
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.021   $0.955      --
    Accumulation Unit Value at end of period                                                              $1.060   $1.021      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,452    6,655      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.017   $0.952      --
    Accumulation Unit Value at end of period                                                              $1.055   $1.017      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              38,605   19,488      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.017   $0.989      --
    Accumulation Unit Value at end of period                                                              $1.055   $1.017      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              38,605   19,488      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.016   $0.979  $0.943
    Accumulation Unit Value at end of period                                                              $1.053   $1.016  $0.979
    Number of Accumulation Units outstanding at end of period (in thousands)                               7,563    2,234   1,597
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.012   $0.977  $0.941
    Accumulation Unit Value at end of period                                                              $1.049   $1.012  $0.977
    Number of Accumulation Units outstanding at end of period (in thousands)                              21,189   19,756  14,142
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.011   $0.985      --
    Accumulation Unit Value at end of period                                                              $1.046   $1.011      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              32,345   32,599      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.009   $0.984      --
    Accumulation Unit Value at end of period                                                              $1.043   $1.009      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              29,704   19,406      --
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.647  $10.790 $10.288
    Accumulation Unit Value at end of period                                                             $12.423  $11.647 $10.790
    Number of Accumulation Units outstanding at end of period (in thousands)                                 102       42       1
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.619  $10.786 $10.287
    Accumulation Unit Value at end of period                                                             $12.368  $11.619 $10.786
    Number of Accumulation Units outstanding at end of period (in thousands)                                  22        7      --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.619  $10.731      --
    Accumulation Unit Value at end of period                                                             $12.368  $11.619      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  22        7      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.605  $10.783 $10.286
    Accumulation Unit Value at end of period                                                             $12.341  $11.605 $10.783
    Number of Accumulation Units outstanding at end of period (in thousands)                                 123       78       6

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.598  $10.782 $10.286
    Accumulation Unit Value at end of period                                                             $12.327  $11.598 $10.782
    Number of Accumulation Units outstanding at end of period (in thousands)                                 224      167      27
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.591  $10.709      --
    Accumulation Unit Value at end of period                                                             $12.314  $11.591      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  49       26      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.577  $10.697      --
    Accumulation Unit Value at end of period                                                             $12.287  $11.577      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 313      207      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.577  $11.064      --
    Accumulation Unit Value at end of period                                                             $12.287  $11.577      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 313      207      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.570  $10.778 $10.285
    Accumulation Unit Value at end of period                                                             $12.273  $11.570 $10.778
    Number of Accumulation Units outstanding at end of period (in thousands)                                  31       10      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.556  $10.775 $10.284
    Accumulation Unit Value at end of period                                                             $12.246  $11.556 $10.775
    Number of Accumulation Units outstanding at end of period (in thousands)                                 160      141      19
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.549  $11.058      --
    Accumulation Unit Value at end of period                                                             $12.232  $11.549      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 317      296      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.535  $11.054      --
    Accumulation Unit Value at end of period                                                             $12.205  $11.535      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 235      190      --
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.993  $11.220 $10.738
    Accumulation Unit Value at end of period                                                             $12.913  $11.993 $11.220
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,027    3,097     808
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.963  $10.277  $9.839
    Accumulation Unit Value at end of period                                                             $11.781  $10.963 $10.277
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,891    2,351   2,288
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.963  $10.533      --
    Accumulation Unit Value at end of period                                                             $11.781  $10.963      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,891    2,351      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.903  $10.231  $9.796
    Accumulation Unit Value at end of period                                                             $11.705  $10.903 $10.231
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,476   11,007   8,151
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.149  $10.467 $10.023
    Accumulation Unit Value at end of period                                                             $11.963  $11.149 $10.467
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,418   15,320  11,328
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.878  $10.454      --
    Accumulation Unit Value at end of period                                                             $11.666  $10.878      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               7,302    7,644      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.078  $10.648      --
    Accumulation Unit Value at end of period                                                             $11.869  $11.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,375    5,921      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.078  $10.487      --
    Accumulation Unit Value at end of period                                                             $11.869  $11.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,375    5,921      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.062  $10.406  $9.967
    Accumulation Unit Value at end of period                                                             $11.846  $11.062 $10.406
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,574    2,133   2,018
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.733  $10.107  $9.682
    Accumulation Unit Value at end of period                                                             $11.482  $10.733 $10.107
    Number of Accumulation Units outstanding at end of period (in thousands)                               9,555    9,961   8,216
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.992  $10.424      --
    Accumulation Unit Value at end of period                                                             $11.753  $10.992      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              20,810   23,147      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.694  $10.151      --
    Accumulation Unit Value at end of period                                                             $11.424  $10.694      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,926    3,923      --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $0.997   $0.921  $0.873
    Accumulation Unit Value at end of period                                                              $1.055   $0.997  $0.921
    Number of Accumulation Units outstanding at end of period (in thousands)                              39,979   25,004   7,529
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $0.989   $0.916  $0.868
    Accumulation Unit Value at end of period                                                              $1.045   $0.989  $0.916
    Number of Accumulation Units outstanding at end of period (in thousands)                              17,788   15,747  15,040
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $0.989   $0.929      --
    Accumulation Unit Value at end of period                                                              $1.045   $0.989      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              17,788   15,747      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $0.986   $0.913  $0.866
    Accumulation Unit Value at end of period                                                              $1.040   $0.986  $0.913
    Number of Accumulation Units outstanding at end of period (in thousands)                              76,680   75,252  57,297
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.984   $0.912  $0.865
    Accumulation Unit Value at end of period                                                              $1.038   $0.984  $0.912
    Number of Accumulation Units outstanding at end of period (in thousands)                             127,132  122,339  94,254
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $0.982   $0.922      --
    Accumulation Unit Value at end of period                                                              $1.035   $0.982      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              92,350   94,254      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $0.979   $0.919      --
    Accumulation Unit Value at end of period                                                              $1.031   $0.979      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              66,704   51,922      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.979   $0.925      --
    Accumulation Unit Value at end of period                                                              $1.031   $0.979      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              66,704   51,922      --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.977   $0.908  $0.861
    Accumulation Unit Value at end of period                                                              $1.028   $0.977  $0.908
    Number of Accumulation Units outstanding at end of period (in thousands)                              26,200   22,690  21,564
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.974   $0.905  $0.859
    Accumulation Unit Value at end of period                                                              $1.024   $0.974  $0.905
    Number of Accumulation Units outstanding at end of period (in thousands)                              83,622   90,105  77,474
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.972   $0.920      --
    Accumulation Unit Value at end of period                                                              $1.021   $0.972      --
    Number of Accumulation Units outstanding at end of period (in thousands)                             217,155  240,211      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.970   $0.919      --
    Accumulation Unit Value at end of period                                                              $1.018   $0.970      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              39,846   32,185      --
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.499  $12.943 $12.660
    Accumulation Unit Value at end of period                                                             $13.530  $13.499 $12.943
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,438    1,368     343
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.166  $12.648 $12.376
    Accumulation Unit Value at end of period                                                             $13.169  $13.166 $12.648
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,340    1,087   1,196
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.166  $13.061      --
    Accumulation Unit Value at end of period                                                             $13.169  $13.166      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,340    1,087      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.094  $12.592 $12.322
    Accumulation Unit Value at end of period                                                             $13.084  $13.094 $12.592
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,387    6,390   6,217
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.633  $12.155 $11.896
    Accumulation Unit Value at end of period                                                             $12.617  $12.633 $12.155
    Number of Accumulation Units outstanding at end of period (in thousands)                               9,884    9,533   8,410
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.063  $12.964      --
    Accumulation Unit Value at end of period                                                             $13.040  $13.063      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,371    4,454      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.553  $12.459      --
    Accumulation Unit Value at end of period                                                             $12.518  $12.553      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,944    3,658      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.553  $12.184      --
    Accumulation Unit Value at end of period                                                             $12.518  $12.553      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,944    3,658      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.534  $12.084 $11.830
    Accumulation Unit Value at end of period                                                             $12.494  $12.534 $12.084
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,794    1,570   1,729
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.890  $12.439 $12.179
    Accumulation Unit Value at end of period                                                             $12.835  $12.890 $12.439
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,164    6,542   5,817

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.455  $12.112      --
    Accumulation Unit Value at end of period                                                             $12.396  $12.455      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              12,481   13,128      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.843  $12.500      --
    Accumulation Unit Value at end of period                                                             $12.769  $12.843      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,197    2,523      --
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.752  $10.496  $9.870
    Accumulation Unit Value at end of period                                                             $13.227  $11.752 $10.496
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,643      882     238
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.790  $10.551  $9.925
    Accumulation Unit Value at end of period                                                             $13.243  $11.790 $10.551
    Number of Accumulation Units outstanding at end of period (in thousands)                                 869      761     736
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.790  $10.942      --
    Accumulation Unit Value at end of period                                                             $13.243  $11.790      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 869      761      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.725  $10.504  $9.882
    Accumulation Unit Value at end of period                                                             $13.157  $11.725 $10.504
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,266    3,089   2,483
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.132   $8.184  $7.701
    Accumulation Unit Value at end of period                                                             $10.241   $9.132  $8.184
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,723    5,064   3,677
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.698  $10.860      --
    Accumulation Unit Value at end of period                                                             $13.113  $11.698      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,256    2,263      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $9.074   $8.425      --
    Accumulation Unit Value at end of period                                                             $10.161   $9.074      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,763    2,617      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.074   $8.260      --
    Accumulation Unit Value at end of period                                                             $10.161   $9.074      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,763    2,617      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.060   $8.137  $7.658
    Accumulation Unit Value at end of period                                                             $10.141   $9.060  $8.137
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,278    1,008     991
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.543  $10.376  $9.768
    Accumulation Unit Value at end of period                                                             $12.907  $11.543 $10.376
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,488    2,435   1,976
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.003   $8.211      --
    Accumulation Unit Value at end of period                                                             $10.062   $9.003      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,296    8,807      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.501  $10.499      --
    Accumulation Unit Value at end of period                                                             $12.841  $11.501      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,321      924      --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.187  $11.057 $10.719
    Accumulation Unit Value at end of period                                                             $16.308  $13.187 $11.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                 858      438     102
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.930  $11.704 $11.349
    Accumulation Unit Value at end of period                                                             $17.193  $13.930 $11.704
    Number of Accumulation Units outstanding at end of period (in thousands)                                 397      371     384
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.930  $12.513      --
    Accumulation Unit Value at end of period                                                             $17.193  $13.930      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 397      371      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.853  $11.651 $11.300
    Accumulation Unit Value at end of period                                                             $17.081  $13.853 $11.651
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,535    1,361   1,011
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.263   $8.636  $8.376
    Accumulation Unit Value at end of period                                                             $12.648  $10.263  $8.636
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,050    2,520   1,829
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.821  $12.419      --
    Accumulation Unit Value at end of period                                                             $17.024  $13.821      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,005    1,002      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.198   $9.165      --
    Accumulation Unit Value at end of period                                                             $12.549  $10.198      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,605    1,580      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.198   $8.946      --
    Accumulation Unit Value at end of period                                                             $12.549  $10.198      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,605    1,580      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.183   $8.585  $8.330
    Accumulation Unit Value at end of period                                                             $12.524  $10.183  $8.585
    Number of Accumulation Units outstanding at end of period (in thousands)                                 839      550     486
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.637  $11.509 $11.169
    Accumulation Unit Value at end of period                                                             $16.756  $13.637 $11.509
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,871    1,534   1,024
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.118   $8.893      --
    Accumulation Unit Value at end of period                                                             $12.426  $10.118      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,978    4,011      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.588  $11.953      --
    Accumulation Unit Value at end of period                                                             $16.671  $13.588      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,308      773      --
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.997  $10.810 $10.452
    Accumulation Unit Value at end of period                                                             $13.753  $11.997 $10.810
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,675    4,937   1,622
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.508  $10.389 $10.048
    Accumulation Unit Value at end of period                                                             $13.165  $11.508 $10.389
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,837    4,071   4,159

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.508  $10.639      --
    Accumulation Unit Value at end of period                                                             $13.165  $11.508      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,837    4,071      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.445  $10.342 $10.005
    Accumulation Unit Value at end of period                                                             $13.080  $11.445 $10.342
    Number of Accumulation Units outstanding at end of period (in thousands)                              19,458   18,755  15,275
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.985   $7.219  $6.984
    Accumulation Unit Value at end of period                                                              $9.121   $7.985  $7.219
    Number of Accumulation Units outstanding at end of period (in thousands)                              41,182   39,176  30,880
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.418  $10.559      --
    Accumulation Unit Value at end of period                                                             $13.036  $11.418      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              13,300   13,743      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.934   $7.338      --
    Accumulation Unit Value at end of period                                                              $9.050   $7.934      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              28,889   19,704      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.934   $7.361      --
    Accumulation Unit Value at end of period                                                              $9.050   $7.934      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              28,889   19,704      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.922   $7.177  $6.946
    Accumulation Unit Value at end of period                                                              $9.032   $7.922  $7.177
    Number of Accumulation Units outstanding at end of period (in thousands)                               7,847    6,454   6,612
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.266  $10.217  $9.889
    Accumulation Unit Value at end of period                                                             $12.831  $11.266 $10.217
    Number of Accumulation Units outstanding at end of period (in thousands)                              21,100   22,080  18,446
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.872   $7.317      --
    Accumulation Unit Value at end of period                                                              $8.961   $7.872      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              66,244   71,488      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.225  $10.443      --
    Accumulation Unit Value at end of period                                                             $12.765  $11.225      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              13,600   10,695      --
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.223  $12.143 $11.523
    Accumulation Unit Value at end of period                                                             $13.806  $13.223 $12.143
    Number of Accumulation Units outstanding at end of period (in thousands)                               9,763    5,476   1,524
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.720  $10.784 $10.237
    Accumulation Unit Value at end of period                                                             $12.213  $11.720 $10.784
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,116    5,305   5,423
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.720  $10.993      --
    Accumulation Unit Value at end of period                                                             $12.213  $11.720      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,116    5,305      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.656  $10.736 $10.193
    Accumulation Unit Value at end of period                                                             $12.134  $11.656 $10.736
    Number of Accumulation Units outstanding at end of period (in thousands)                              20,433   19,977  16,196

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.819  $10.891 $10.341
    Accumulation Unit Value at end of period                                                             $12.297  $11.819 $10.891
    Number of Accumulation Units outstanding at end of period (in thousands)                              30,950   29,107  22,985
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.628  $10.911      --
    Accumulation Unit Value at end of period                                                             $12.093  $11.628      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,401   16,915      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.744  $11.021      --
    Accumulation Unit Value at end of period                                                             $12.201  $11.744      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              21,755   14,281      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.744  $11.065      --
    Accumulation Unit Value at end of period                                                             $12.201  $11.744      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              21,755   14,281      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.726  $10.828 $10.284
    Accumulation Unit Value at end of period                                                             $12.177  $11.726 $10.828
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,898    4,822   4,804
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.474  $10.605 $10.075
    Accumulation Unit Value at end of period                                                             $11.903  $11.474 $10.605
    Number of Accumulation Units outstanding at end of period (in thousands)                              21,333   22,158  18,549
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.652  $10.998      --
    Accumulation Unit Value at end of period                                                             $12.081  $11.652      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              41,803   45,391      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.432  $10.801      --
    Accumulation Unit Value at end of period                                                             $11.842  $11.432      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,290   11,516      --
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.074   $9.407  $8.782
    Accumulation Unit Value at end of period                                                             $13.275  $11.074  $9.407
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,813    1,396     250
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.600   $9.874  $9.221
    Accumulation Unit Value at end of period                                                             $13.878  $11.600  $9.874
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,359    1,080   1,048
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.600  $10.613      --
    Accumulation Unit Value at end of period                                                             $13.878  $11.600      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,359    1,080      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.537   $9.830  $9.181
    Accumulation Unit Value at end of period                                                             $13.788  $11.537  $9.830
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,144    3,811   2,886
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.824   $7.522  $7.026
    Accumulation Unit Value at end of period                                                             $10.541   $8.824  $7.522
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,328    7,186   4,448
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.510  $10.533      --
    Accumulation Unit Value at end of period                                                             $13.742  $11.510      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,042    2,953      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $8.768   $8.026      --
    Accumulation Unit Value at end of period                                                             $10.458   $8.768      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,479    4,277      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.768   $7.636      --
    Accumulation Unit Value at end of period                                                             $10.458   $8.768      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,479    4,277      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.755   $7.478  $6.987
    Accumulation Unit Value at end of period                                                             $10.438   $8.755  $7.478
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,045    1,400   1,129
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.357   $9.710  $9.074
    Accumulation Unit Value at end of period                                                             $13.526  $11.357  $9.710
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,487    3,048   1,967
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.699   $7.590      --
    Accumulation Unit Value at end of period                                                             $10.356   $8.699      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,331   11,684      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.316   $9.882      --
    Accumulation Unit Value at end of period                                                             $13.457  $11.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,129    2,231      --
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.962  $12.766 $12.022
    Accumulation Unit Value at end of period                                                             $17.823  $14.962 $12.766
    Number of Accumulation Units outstanding at end of period (in thousands)                                 563      212      51
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.064  $12.024 $11.326
    Accumulation Unit Value at end of period                                                             $16.720  $14.064 $12.024
    Number of Accumulation Units outstanding at end of period (in thousands)                                 280      207     200
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.064  $12.790      --
    Accumulation Unit Value at end of period                                                             $16.720  $14.064      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 280      207      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.987  $11.970 $11.277
    Accumulation Unit Value at end of period                                                             $16.611  $13.987 $11.970
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,047      858     619
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.224  $11.323 $10.668
    Accumulation Unit Value at end of period                                                             $15.698  $13.224 $11.323
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,542    1,030     649
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.954  $12.695      --
    Accumulation Unit Value at end of period                                                             $16.556  $13.954      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 693      564      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.140  $11.956      --
    Accumulation Unit Value at end of period                                                             $15.575  $13.140      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,135      609      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.140  $11.430      --
    Accumulation Unit Value at end of period                                                             $15.575  $13.140      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,135      609      --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.121 $11.257  $10.610
    Accumulation Unit Value at end of period                                                           $15.544 $13.121  $11.257
    Number of Accumulation Units outstanding at end of period (in thousands)                               423     253      256
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.769 $11.824  $11.146
    Accumulation Unit Value at end of period                                                           $16.295 $13.769  $11.824
    Number of Accumulation Units outstanding at end of period (in thousands)                               987     744      467
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.038 $11.361       --
    Accumulation Unit Value at end of period                                                           $15.422 $13.038       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,577   1,380       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.719 $11.966       --
    Accumulation Unit Value at end of period                                                           $16.212 $13.719       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               604     412       --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.408      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.480      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               108      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.405      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.463      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                34      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.405      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.463      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                34      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.404      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.454      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                19      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.403      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.450      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               239      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.402      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.445      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                32      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.400      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.437      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               204      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.400      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.437      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               204      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.400      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.432      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                45      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.398      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.424      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                51      --       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.397      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.419      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               114      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.396      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.411      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                32      --       --
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.504 $12.022  $11.294
    Accumulation Unit Value at end of period                                                           $13.537 $13.504  $12.022
    Number of Accumulation Units outstanding at end of period (in thousands)                             5,384   2,089      413
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $13.426 $11.976  $11.255
    Accumulation Unit Value at end of period                                                           $13.431 $13.426  $11.976
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,431     408      239
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.426 $12.764       --
    Accumulation Unit Value at end of period                                                           $13.431 $13.426       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,431     408       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $13.390 $11.956  $11.238
    Accumulation Unit Value at end of period                                                           $13.382 $13.390  $11.956
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,192   4,694    2,073
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.372 $11.946  $11.229
    Accumulation Unit Value at end of period                                                           $13.357 $13.372  $11.946
    Number of Accumulation Units outstanding at end of period (in thousands)                            12,895   8,362    4,539
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.354 $12.700       --
    Accumulation Unit Value at end of period                                                           $13.333 $13.354       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             3,407   2,942       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.318 $12.668       --
    Accumulation Unit Value at end of period                                                           $13.284 $13.318       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            10,487   4,544       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.318 $12.065       --
    Accumulation Unit Value at end of period                                                           $13.284 $13.318       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            10,487   4,544       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.301 $11.906  $11.195
    Accumulation Unit Value at end of period                                                           $13.260 $13.301  $11.906
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,662     773      598
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.265 $11.886  $11.178
    Accumulation Unit Value at end of period                                                           $13.211 $13.265  $11.886
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,867   6,373    4,557
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.248 $12.023       --
    Accumulation Unit Value at end of period                                                           $13.187 $13.248       --
    Number of Accumulation Units outstanding at end of period (in thousands)                            14,887  14,826       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.217 $12.007       --
    Accumulation Unit Value at end of period                                                           $13.144 $13.217       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,083   4,107       --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.061 $10.388   $9.922
    Accumulation Unit Value at end of period                                                           $11.029 $11.061  $10.388
    Number of Accumulation Units outstanding at end of period (in thousands)                               928     421       42
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $10.997 $10.348   $9.887
    Accumulation Unit Value at end of period                                                           $10.942 $10.997  $10.348
    Number of Accumulation Units outstanding at end of period (in thousands)                               224      48       14
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.997 $10.300       --
    Accumulation Unit Value at end of period                                                           $10.942 $10.997       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               224      48       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $10.968 $10.331   $9.872
    Accumulation Unit Value at end of period                                                           $10.902 $10.968  $10.331
    Number of Accumulation Units outstanding at end of period (in thousands)                               878     594      217
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.953 $10.322   $9.865
    Accumulation Unit Value at end of period                                                           $10.882 $10.953  $10.322
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,776   1,200      435
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.938 $10.248       --
    Accumulation Unit Value at end of period                                                           $10.862 $10.938       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               255     256       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.909 $10.223       --
    Accumulation Unit Value at end of period                                                           $10.823 $10.909       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,951     995       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.909 $10.481       --
    Accumulation Unit Value at end of period                                                           $10.823 $10.909       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,951     995       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.895 $10.287   $9.835
    Accumulation Unit Value at end of period                                                           $10.803 $10.895  $10.287
    Number of Accumulation Units outstanding at end of period (in thousands)                               313      69       24
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.866 $10.270   $9.820
    Accumulation Unit Value at end of period                                                           $10.763 $10.866  $10.270
    Number of Accumulation Units outstanding at end of period (in thousands)                               944     814      448
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.851 $10.444       --
    Accumulation Unit Value at end of period                                                           $10.743 $10.851       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,496   1,435       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.826 $10.430       --
    Accumulation Unit Value at end of period                                                           $10.708 $10.826       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,481     939       --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.708      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.315      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                58      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.704      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.297      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                22      --       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.704      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.297      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                22      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.703      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.289      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                35      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.702      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.284      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                47      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.701      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.280      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 8      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.699      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.272      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                88      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.699      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.272      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                88      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.699      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.267      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                13      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.697      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.259      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                20      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.696      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.254      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                23      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.695      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.246      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11      --       --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.254 $12.103  $11.813
    Accumulation Unit Value at end of period                                                           $13.525 $13.254  $12.103
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,468   1,108      199
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $13.210 $12.087  $11.800
    Accumulation Unit Value at end of period                                                           $13.453 $13.210  $12.087
    Number of Accumulation Units outstanding at end of period (in thousands)                               548     142       73
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.210 $12.344       --
    Accumulation Unit Value at end of period                                                           $13.453 $13.210       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               548     142       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $13.188 $12.079  $11.794
    Accumulation Unit Value at end of period                                                           $13.417 $13.188  $12.079
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,205   1,629      438

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.177  $12.075 $11.791
    Accumulation Unit Value at end of period                                                             $13.399  $13.177 $12.075
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,409    3,103   1,340
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.166  $12.306      --
    Accumulation Unit Value at end of period                                                             $13.381  $13.166      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 896      816      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.144  $12.288      --
    Accumulation Unit Value at end of period                                                             $13.345  $13.144      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,897    2,537      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.144  $12.202      --
    Accumulation Unit Value at end of period                                                             $13.345  $13.144      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,897    2,537      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.133  $12.059 $11.779
    Accumulation Unit Value at end of period                                                             $13.328  $13.133 $12.059
    Number of Accumulation Units outstanding at end of period (in thousands)                                 820      228      34
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.111  $12.051 $11.773
    Accumulation Unit Value at end of period                                                             $13.292  $13.111 $12.051
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,528    2,245   1,211
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.100  $12.183      --
    Accumulation Unit Value at end of period                                                             $13.274  $13.100      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,576    4,395      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.078  $12.174      --
    Accumulation Unit Value at end of period                                                             $13.239  $13.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,842    2,050      --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.675  $10.616 $10.352
    Accumulation Unit Value at end of period                                                             $12.070  $11.675 $10.616
    Number of Accumulation Units outstanding at end of period (in thousands)                                 688      414     145
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.141  $11.061 $10.789
    Accumulation Unit Value at end of period                                                             $12.526  $12.141 $11.061
    Number of Accumulation Units outstanding at end of period (in thousands)                                 557      567     640
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.141  $11.282      --
    Accumulation Unit Value at end of period                                                             $12.526  $12.141      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 557      567      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.074  $11.011 $10.742
    Accumulation Unit Value at end of period                                                             $12.445  $12.074 $11.011
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,963    2,101   1,892
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.011   $6.397  $6.241
    Accumulation Unit Value at end of period                                                              $7.223   $7.011  $6.397
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,544    6,030   5,370
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.046  $11.197      --
    Accumulation Unit Value at end of period                                                             $12.403  $12.046      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,863    2,155      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $6.966   $6.477      --
    Accumulation Unit Value at end of period                                                              $7.166   $6.966      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,674    2,154      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.966   $6.572      --
    Accumulation Unit Value at end of period                                                              $7.166   $6.966      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,674    2,154      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.956   $6.360  $6.207
    Accumulation Unit Value at end of period                                                              $7.152   $6.956  $6.360
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,313    1,404   1,487
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.886  $10.877 $10.618
    Accumulation Unit Value at end of period                                                             $12.208  $11.886 $10.877
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,819    3,331   2,748
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.912   $6.532      --
    Accumulation Unit Value at end of period                                                              $7.096   $6.912      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               9,563   11,328      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.842  $11.202      --
    Accumulation Unit Value at end of period                                                             $12.145  $11.842      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 979      838      --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.856  $13.687 $13.164
    Accumulation Unit Value at end of period                                                             $14.910  $14.856 $13.687
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,394      627     174
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.383  $13.278 $12.774
    Accumulation Unit Value at end of period                                                             $14.407  $14.383 $13.278
    Number of Accumulation Units outstanding at end of period (in thousands)                                 585      448     429
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.383  $14.018      --
    Accumulation Unit Value at end of period                                                             $14.407  $14.383      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 585      448      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.304  $13.219 $12.719
    Accumulation Unit Value at end of period                                                             $14.314  $14.304 $13.219
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,394    2,086   1,432
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.755  $12.718 $12.238
    Accumulation Unit Value at end of period                                                             $13.758  $13.755 $12.718
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,184    3,360   2,620
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.271  $13.913      --
    Accumulation Unit Value at end of period                                                             $14.266  $14.271      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,919    1,935      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.668  $13.328      --
    Accumulation Unit Value at end of period                                                             $13.650  $13.668      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,536    1,172      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.668  $12.782      --
    Accumulation Unit Value at end of period                                                             $13.650  $13.668      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,536    1,172      --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.648  $12.644 $12.171
    Accumulation Unit Value at end of period                                                             $13.623  $13.648 $12.644
    Number of Accumulation Units outstanding at end of period (in thousands)                                 820      472     549
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.081  $13.058 $12.572
    Accumulation Unit Value at end of period                                                             $14.041  $14.081 $13.058
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,811    2,689   2,229
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.561  $12.706      --
    Accumulation Unit Value at end of period                                                             $13.516  $13.561      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,166    5,912      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.030  $13.157      --
    Accumulation Unit Value at end of period                                                             $13.970  $14.030      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,845    1,249      --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $1.077   $1.081  $1.082
    Accumulation Unit Value at end of period                                                              $1.093   $1.077  $1.081
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,654    4,047   1,569
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $1.071   $1.078  $1.079
    Accumulation Unit Value at end of period                                                              $1.084   $1.071  $1.078
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,007    3,013   4,404
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.071   $1.071      --
    Accumulation Unit Value at end of period                                                              $1.084   $1.071      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,007    3,013      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $1.065   $1.073  $1.074
    Accumulation Unit Value at end of period                                                              $1.077   $1.065  $1.073
    Number of Accumulation Units outstanding at end of period (in thousands)                              26,062   31,860  35,889
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.013   $1.020  $1.022
    Accumulation Unit Value at end of period                                                              $1.024   $1.013  $1.020
    Number of Accumulation Units outstanding at end of period (in thousands)                              32,249   30,215  32,704
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.063   $1.063      --
    Accumulation Unit Value at end of period                                                              $1.074   $1.063      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               9,395    8,001      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.006   $1.007      --
    Accumulation Unit Value at end of period                                                              $1.016   $1.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,896   10,727      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.006   $1.014      --
    Accumulation Unit Value at end of period                                                              $1.016   $1.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,896   10,727      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.005   $1.014  $1.016
    Accumulation Unit Value at end of period                                                              $1.014   $1.005  $1.014
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,321    3,738   6,124
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.048   $1.060  $1.062
    Accumulation Unit Value at end of period                                                              $1.057   $1.048  $1.060
    Number of Accumulation Units outstanding at end of period (in thousands)                              24,469   25,907  28,160

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

----------------------------------------------------------------------------


                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $0.998  $1.008     --
    Accumulation Unit Value at end of period                                                                $1.006  $0.998     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                52,232  38,108     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.045  $1.056     --
    Accumulation Unit Value at end of period                                                                $1.052  $1.045     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11,174  10,273     --
MFS(R) CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $9.002  $8.113 $7.768
    Accumulation Unit Value at end of period                                                                $9.031  $9.002 $8.113
    Number of Accumulation Units outstanding at end of period (in thousands)                                    65      63     37
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.390  $7.577 $7.257
    Accumulation Unit Value at end of period                                                                $8.400  $8.390 $7.577
    Number of Accumulation Units outstanding at end of period (in thousands)                                   257     311    408
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.390  $7.723     --
    Accumulation Unit Value at end of period                                                                $8.400  $8.390     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   257     311     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.344  $7.543 $7.225
    Accumulation Unit Value at end of period                                                                $8.346  $8.344 $7.543
    Number of Accumulation Units outstanding at end of period (in thousands)                                   857   1,014  1,131
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.323  $5.719 $5.479
    Accumulation Unit Value at end of period                                                                $6.322  $6.323 $5.719
    Number of Accumulation Units outstanding at end of period (in thousands)                                   966   1,265  1,463
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.325  $7.666     --
    Accumulation Unit Value at end of period                                                                $8.318  $8.325     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   211     234     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $6.283  $5.787     --
    Accumulation Unit Value at end of period                                                                $6.272  $6.283     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   335     420     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.283  $5.842     --
    Accumulation Unit Value at end of period                                                                $6.272  $6.283     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   335     420     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.274  $5.686 $5.449
    Accumulation Unit Value at end of period                                                                $6.260  $6.274 $5.686
    Number of Accumulation Units outstanding at end of period (in thousands)                                   279     372    454
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.214  $7.451 $7.141
    Accumulation Unit Value at end of period                                                                $8.187  $8.214 $7.451
    Number of Accumulation Units outstanding at end of period (in thousands)                                   379     530    500
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.234  $5.807     --
    Accumulation Unit Value at end of period                                                                $6.211  $6.234     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   884   1,056     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.184  $7.631     --
    Accumulation Unit Value at end of period                                                                $8.145  $8.184     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    77      75     --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $7.568   $6.791  $6.687
    Accumulation Unit Value at end of period                                                              $8.153   $7.568  $6.791
    Number of Accumulation Units outstanding at end of period (in thousands)                                  81       63      18
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $7.430   $6.680  $6.580
    Accumulation Unit Value at end of period                                                              $7.988   $7.430  $6.680
    Number of Accumulation Units outstanding at end of period (in thousands)                                 363      420     490
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.430   $6.769      --
    Accumulation Unit Value at end of period                                                              $7.988   $7.430      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 363      420      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $7.389   $6.650  $6.552
    Accumulation Unit Value at end of period                                                              $7.936   $7.389  $6.650
    Number of Accumulation Units outstanding at end of period (in thousands)                                 710      773     819
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.927   $4.437  $4.371
    Accumulation Unit Value at end of period                                                              $5.290   $4.927  $4.437
    Number of Accumulation Units outstanding at end of period (in thousands)                                 951    1,045   1,079
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.372   $6.718      --
    Accumulation Unit Value at end of period                                                              $7.910   $7.372      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 325      368      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $4.896   $4.462      --
    Accumulation Unit Value at end of period                                                              $5.248   $4.896      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 475      447      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.896   $4.551      --
    Accumulation Unit Value at end of period                                                              $5.248   $4.896      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 475      447      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.889   $4.411  $4.347
    Accumulation Unit Value at end of period                                                              $5.238   $4.889  $4.411
    Number of Accumulation Units outstanding at end of period (in thousands)                                 243      265     369
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.274   $6.570  $6.476
    Accumulation Unit Value at end of period                                                              $7.785   $7.274  $6.570
    Number of Accumulation Units outstanding at end of period (in thousands)                                 494      497     536
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.858   $4.523      --
    Accumulation Unit Value at end of period                                                              $5.197   $4.858      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,242    1,411      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.248   $6.755      --
    Accumulation Unit Value at end of period                                                              $7.745   $7.248      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 189      168      --
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.593  $10.792  $9.998
    Accumulation Unit Value at end of period                                                             $13.378  $12.593 $10.792
    Number of Accumulation Units outstanding at end of period (in thousands)                                  71       32       5
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.957  $10.267  $9.515
    Accumulation Unit Value at end of period                                                             $12.677  $11.957 $10.267
    Number of Accumulation Units outstanding at end of period (in thousands)                                  48       47      41

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.957  $10.948      --
    Accumulation Unit Value at end of period                                                             $12.677  $11.957      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  48       47      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.891  $10.221  $9.474
    Accumulation Unit Value at end of period                                                             $12.595  $11.891 $10.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                 154      161     115
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.780   $9.270  $8.594
    Accumulation Unit Value at end of period                                                             $11.412  $10.780  $9.270
    Number of Accumulation Units outstanding at end of period (in thousands)                                 199      207     158
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.863  $10.866      --
    Accumulation Unit Value at end of period                                                             $12.553  $11.863      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 101      102      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.712   $9.813      --
    Accumulation Unit Value at end of period                                                             $11.323  $10.712      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 142      108      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.712   $9.381      --
    Accumulation Unit Value at end of period                                                             $11.323  $10.712      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 142      108      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.696   $9.216  $8.546
    Accumulation Unit Value at end of period                                                             $11.300  $10.696  $9.216
    Number of Accumulation Units outstanding at end of period (in thousands)                                  60       41      45
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.706  $10.097  $9.364
    Accumulation Unit Value at end of period                                                             $12.355  $11.706 $10.097
    Number of Accumulation Units outstanding at end of period (in thousands)                                 294      224     218
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.628   $9.325      --
    Accumulation Unit Value at end of period                                                             $11.212  $10.628      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 290      330      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.663  $10.243      --
    Accumulation Unit Value at end of period                                                             $12.292  $11.663      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  80       58      --
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $8.108   $7.527  $7.404
    Accumulation Unit Value at end of period                                                              $8.358   $8.108  $7.527
    Number of Accumulation Units outstanding at end of period (in thousands)                                 169      117      73
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $7.699   $7.161  $7.047
    Accumulation Unit Value at end of period                                                              $7.921   $7.699  $7.161
    Number of Accumulation Units outstanding at end of period (in thousands)                                 656      811     905
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.699   $7.126      --
    Accumulation Unit Value at end of period                                                              $7.921   $7.699      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 656      811      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $7.656   $7.129  $7.016
    Accumulation Unit Value at end of period                                                              $7.869   $7.656  $7.129
    Number of Accumulation Units outstanding at end of period (in thousands)                                 872    1,047   1,212

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.014  $5.602 $5.514
    Accumulation Unit Value at end of period                                                                $6.178  $6.014 $5.602
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,961   2,030  1,983
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $7.639  $7.072     --
    Accumulation Unit Value at end of period                                                                $7.843  $7.639     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,723   1,794     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $5.975  $5.533     --
    Accumulation Unit Value at end of period                                                                $6.129  $5.975     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   752     641     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $5.975  $5.701     --
    Accumulation Unit Value at end of period                                                                $6.129  $5.975     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   752     641     --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $5.967  $5.569 $5.484
    Accumulation Unit Value at end of period                                                                $6.117  $5.967 $5.569
    Number of Accumulation Units outstanding at end of period (in thousands)                                   619     666    710
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $7.537  $7.042 $6.935
    Accumulation Unit Value at end of period                                                                $7.719  $7.537 $7.042
    Number of Accumulation Units outstanding at end of period (in thousands)                                   906   1,034    986
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $5.929  $5.667     --
    Accumulation Unit Value at end of period                                                                $6.069  $5.929     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,078   3,599     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $7.510  $7.184     --
    Accumulation Unit Value at end of period                                                                $7.680  $7.510     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   229     188     --
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $9.428  $8.581 $8.158
    Accumulation Unit Value at end of period                                                                $9.981  $9.428 $8.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,720     796     65
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.312  $7.581 $7.209
    Accumulation Unit Value at end of period                                                                $8.782  $8.312 $7.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,168     917  1,007
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.312  $7.692     --
    Accumulation Unit Value at end of period                                                                $8.782  $8.312     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,168     917     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.266  $7.547 $7.177
    Accumulation Unit Value at end of period                                                                $8.726  $8.266 $7.547
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,267   1,825  1,145
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.184  $7.475 $7.110
    Accumulation Unit Value at end of period                                                                $8.634  $8.184 $7.475
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,443   3,224  1,714
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.247  $7.635     --
    Accumulation Unit Value at end of period                                                                $8.696  $8.247     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,416   1,420     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $8.132   $7.530      --
    Accumulation Unit Value at end of period                                                              $8.567   $8.132      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,439    2,242      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.132   $7.523      --
    Accumulation Unit Value at end of period                                                              $8.567   $8.132      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,439    2,242      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.120   $7.432  $7.071
    Accumulation Unit Value at end of period                                                              $8.550   $8.120  $7.432
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,088      496     440
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.137   $7.455  $7.094
    Accumulation Unit Value at end of period                                                              $8.559   $8.137  $7.455
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,199    2,072   1,402
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.068   $7.478      --
    Accumulation Unit Value at end of period                                                              $8.483   $8.068      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,249    4,472      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.108   $7.521      --
    Accumulation Unit Value at end of period                                                              $8.516   $8.108      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,168    2,074      --
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.102  $11.238 $10.890
    Accumulation Unit Value at end of period                                                             $12.198  $12.102 $11.238
    Number of Accumulation Units outstanding at end of period (in thousands)                                 473      331     131
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.694  $10.881 $10.547
    Accumulation Unit Value at end of period                                                             $11.762  $11.694 $10.881
    Number of Accumulation Units outstanding at end of period (in thousands)                                 301      307     313
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.694  $11.497      --
    Accumulation Unit Value at end of period                                                             $11.762  $11.694      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 301      307      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.630  $10.832 $10.501
    Accumulation Unit Value at end of period                                                             $11.686  $11.630 $10.832
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,602    1,945   2,018
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.763  $10.962 $10.628
    Accumulation Unit Value at end of period                                                             $11.815  $11.763 $10.962
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,543    2,830   2,749
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.602  $11.411      --
    Accumulation Unit Value at end of period                                                             $11.647  $11.602      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,035    1,186      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.689  $11.498      --
    Accumulation Unit Value at end of period                                                             $11.722  $11.689      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 910      817      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.689  $11.002      --
    Accumulation Unit Value at end of period                                                             $11.722  $11.689      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 910      817      --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.672  $10.898 $10.569
    Accumulation Unit Value at end of period                                                             $11.699  $11.672 $10.898
    Number of Accumulation Units outstanding at end of period (in thousands)                                 391      473     539
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.448  $10.700 $10.379
    Accumulation Unit Value at end of period                                                             $11.464  $11.448 $10.700
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,909    2,241   2,318
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.597  $10.936      --
    Accumulation Unit Value at end of period                                                             $11.607  $11.597      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,798    5,474      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.407  $10.766      --
    Accumulation Unit Value at end of period                                                             $11.405  $11.407      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 569      514      --
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $5.952   $5.266  $5.201
    Accumulation Unit Value at end of period                                                              $6.055   $5.952  $5.266
    Number of Accumulation Units outstanding at end of period (in thousands)                                 746      426     162
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $5.888   $5.220  $5.157
    Accumulation Unit Value at end of period                                                              $5.978   $5.888  $5.220
    Number of Accumulation Units outstanding at end of period (in thousands)                                 431      421     436
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $5.888   $5.403      --
    Accumulation Unit Value at end of period                                                              $5.978   $5.888      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 431      421      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $5.863   $5.203  $5.140
    Accumulation Unit Value at end of period                                                              $5.946   $5.863  $5.203
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,125    2,213   2,059
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.326   $5.617  $5.550
    Accumulation Unit Value at end of period                                                              $6.413   $6.326  $5.617
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,117    3,665   3,361
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $5.842   $5.363      --
    Accumulation Unit Value at end of period                                                              $5.919   $5.842      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,656    1,935      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $6.286   $5.771      --
    Accumulation Unit Value at end of period                                                              $6.362   $6.286      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,384    1,326      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.286   $5.861      --
    Accumulation Unit Value at end of period                                                              $6.362   $6.286      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,384    1,326      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.277   $5.584  $5.519
    Accumulation Unit Value at end of period                                                              $6.350   $6.277  $5.584
    Number of Accumulation Units outstanding at end of period (in thousands)                                 827      908   1,063
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $5.779   $5.147  $5.088
    Accumulation Unit Value at end of period                                                              $5.841   $5.779  $5.147
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,899    3,306   2,843

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.237   $5.826      --
    Accumulation Unit Value at end of period                                                              $6.300   $6.237      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,564    5,229      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $5.758   $5.384      --
    Accumulation Unit Value at end of period                                                              $5.811   $5.758      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,061      861      --
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.135  $12.498 $12.696
    Accumulation Unit Value at end of period                                                             $13.638  $13.135 $12.498
    Number of Accumulation Units outstanding at end of period (in thousands)                                 759      370      54
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.017  $11.458 $11.642
    Accumulation Unit Value at end of period                                                             $12.453  $12.017 $11.458
    Number of Accumulation Units outstanding at end of period (in thousands)                                 329      188     193
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.017  $10.897      --
    Accumulation Unit Value at end of period                                                             $12.453  $12.017      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 329      188      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.951  $11.406 $11.592
    Accumulation Unit Value at end of period                                                             $12.372  $11.951 $11.406
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,342    1,278   1,095
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.913   $7.556  $7.680
    Accumulation Unit Value at end of period                                                              $8.188   $7.913  $7.556
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,107    2,543   1,753
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.923  $10.815      --
    Accumulation Unit Value at end of period                                                             $12.331  $11.923      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 513      519      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.863   $7.134      --
    Accumulation Unit Value at end of period                                                              $8.124   $7.863      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,619    1,396      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.863   $7.944      --
    Accumulation Unit Value at end of period                                                              $8.124   $7.863      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,619    1,396      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.851   $7.512  $7.638
    Accumulation Unit Value at end of period                                                              $8.108   $7.851  $7.512
    Number of Accumulation Units outstanding at end of period (in thousands)                                 657      337     345
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.764  $11.267 $11.457
    Accumulation Unit Value at end of period                                                             $12.136  $11.764 $11.267
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,345    1,259   1,010
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.802   $7.896      --
    Accumulation Unit Value at end of period                                                              $8.044   $7.802      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,504    4,082      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.722  $11.875      --
    Accumulation Unit Value at end of period                                                             $12.074  $11.722      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,323      909      --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.983      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.040      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                62      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.980      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.024      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.980      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.024      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                11      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.978      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.016      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                38      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.978      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.012      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                99      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.977      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.008      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                15      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.975      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.000      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                83      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.975      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.000      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                83      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.975      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.996      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                31      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.973      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.988      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                41      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.972      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.983      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               212      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.971      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.975      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9      --       --
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.985      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                25      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.969      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

----------------------------------------------------------------------------


                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.969      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.961      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                20      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.957      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                14      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.953      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 8      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.945      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                83      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.945      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                83      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.941      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.933      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.929      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                47      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.921      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                22      --       --
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.472      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.617      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                48      --       --
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.469      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.599      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.469      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.599      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.468      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.590      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                21      --       --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.467      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.586      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                17      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.466      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.582      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.464      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.573      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                33      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.464      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.573      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                33      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.463      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.568      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.462      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.559      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                20      --       --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.461      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.555      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                14      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.459      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.546      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
MFS(R) TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.861 $12.621  $12.067
    Accumulation Unit Value at end of period                                                           $14.061 $13.861  $12.621
    Number of Accumulation Units outstanding at end of period (in thousands)                             3,478   1,549      357
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $12.812 $11.688  $11.179
    Accumulation Unit Value at end of period                                                           $12.970 $12.812  $11.688
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,563   1,061    1,100
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $12.812 $12.173       --
    Accumulation Unit Value at end of period                                                           $12.970 $12.812       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,563   1,061       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $12.741 $11.636  $11.130
    Accumulation Unit Value at end of period                                                           $12.886 $12.741  $11.636
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,636   6,178    5,267
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.076 $11.034  $10.555
    Accumulation Unit Value at end of period                                                           $12.207 $12.076  $11.034
    Number of Accumulation Units outstanding at end of period (in thousands)                            12,403  11,042    8,862
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $12.711 $12.082       --
    Accumulation Unit Value at end of period                                                           $12.843 $12.711       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             4,998   4,966       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.999  $11.406      --
    Accumulation Unit Value at end of period                                                             $12.111  $11.999      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,099    4,773      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.999  $11.126      --
    Accumulation Unit Value at end of period                                                             $12.111  $11.999      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,099    4,773      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.981  $10.969 $10.497
    Accumulation Unit Value at end of period                                                             $12.087  $11.981 $10.969
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,581    1,837   1,952
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.543  $11.495 $11.001
    Accumulation Unit Value at end of period                                                             $12.641  $12.543 $11.495
    Number of Accumulation Units outstanding at end of period (in thousands)                               7,525    7,408   6,700
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.905  $11.059      --
    Accumulation Unit Value at end of period                                                             $11.993  $11.905      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,181   15,871      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.497  $11.620      --
    Accumulation Unit Value at end of period                                                             $12.576  $12.497      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,513    3,232      --
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.912  $12.242 $11.391
    Accumulation Unit Value at end of period                                                             $14.639  $13.912 $12.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                 383      135      43
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.865  $12.226 $11.379
    Accumulation Unit Value at end of period                                                             $14.561  $13.865 $12.226
    Number of Accumulation Units outstanding at end of period (in thousands)                                  68       10       6
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.865  $12.892      --
    Accumulation Unit Value at end of period                                                             $14.561  $13.865      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  68       10      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.842  $12.218 $11.373
    Accumulation Unit Value at end of period                                                             $14.522  $13.842 $12.218
    Number of Accumulation Units outstanding at end of period (in thousands)                                 355      244      72
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.831  $12.214 $11.370
    Accumulation Unit Value at end of period                                                             $14.503  $13.831 $12.214
    Number of Accumulation Units outstanding at end of period (in thousands)                                 726      479     204
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.819  $12.853      --
    Accumulation Unit Value at end of period                                                             $14.484  $13.819      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 126       64      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.796  $12.834      --
    Accumulation Unit Value at end of period                                                             $14.445  $13.796      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 484      234      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.796  $12.330      --
    Accumulation Unit Value at end of period                                                             $14.445  $13.796      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 484      234      --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.784  $12.197 $11.359
    Accumulation Unit Value at end of period                                                             $14.426  $13.784 $12.197
    Number of Accumulation Units outstanding at end of period (in thousands)                                 131       19      11
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.761  $12.189 $11.353
    Accumulation Unit Value at end of period                                                             $14.387  $13.761 $12.189
    Number of Accumulation Units outstanding at end of period (in thousands)                                 542      411     216
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.750  $12.312      --
    Accumulation Unit Value at end of period                                                             $14.368  $13.750      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 868      688      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.727  $12.302      --
    Accumulation Unit Value at end of period                                                             $14.330  $13.727      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 404      284      --
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.496  $12.431 $11.607
    Accumulation Unit Value at end of period                                                             $16.585  $14.496 $12.431
    Number of Accumulation Units outstanding at end of period (in thousands)                                 959      239      58
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.448  $12.415 $11.595
    Accumulation Unit Value at end of period                                                             $16.497  $14.448 $12.415
    Number of Accumulation Units outstanding at end of period (in thousands)                                 198       17      12
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.448  $13.344      --
    Accumulation Unit Value at end of period                                                             $16.497  $14.448      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 198       17      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.424  $12.407 $11.589
    Accumulation Unit Value at end of period                                                             $16.453  $14.424 $12.407
    Number of Accumulation Units outstanding at end of period (in thousands)                                 993      480     126
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.412  $12.402 $11.586
    Accumulation Unit Value at end of period                                                             $16.431  $14.412 $12.402
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,754      943     359
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.400  $13.303      --
    Accumulation Unit Value at end of period                                                             $16.409  $14.400      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 472      271      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.376  $13.283      --
    Accumulation Unit Value at end of period                                                             $16.366  $14.376      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,772      538      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.376  $12.549      --
    Accumulation Unit Value at end of period                                                             $16.366  $14.376      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,772      538      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.364  $12.386 $11.574
    Accumulation Unit Value at end of period                                                             $16.344  $14.364 $12.386
    Number of Accumulation Units outstanding at end of period (in thousands)                                 315       46      18
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.340  $12.377 $11.568
    Accumulation Unit Value at end of period                                                             $16.300  $14.340 $12.377
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,128      638     323

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.328  $12.530      --
    Accumulation Unit Value at end of period                                                             $16.278  $14.328      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,014    1,479      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.304  $12.521      --
    Accumulation Unit Value at end of period                                                             $16.235  $14.304      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,167      453      --
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $15.295  $13.764 $12.942
    Accumulation Unit Value at end of period                                                             $16.683  $15.295 $13.764
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,738    1,145     260
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.651  $12.309 $11.577
    Accumulation Unit Value at end of period                                                             $14.859  $13.651 $12.309
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,298      817     799
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.651  $12.732      --
    Accumulation Unit Value at end of period                                                             $14.859  $13.651      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,298      817      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.576  $12.254 $11.527
    Accumulation Unit Value at end of period                                                             $14.763  $13.576 $12.254
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,334    5,658   4,507
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.040  $11.776 $11.078
    Accumulation Unit Value at end of period                                                             $14.173  $13.040 $11.776
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,562   10,001   7,652
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.544  $12.636      --
    Accumulation Unit Value at end of period                                                             $14.714  $13.544      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,732    3,610      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.957  $12.090      --
    Accumulation Unit Value at end of period                                                             $14.062  $12.957      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,872    4,081      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.957  $11.842      --
    Accumulation Unit Value at end of period                                                             $14.062  $12.957      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,872    4,081      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.938  $11.707 $11.017
    Accumulation Unit Value at end of period                                                             $14.034  $12.938 $11.707
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,798    1,708   1,855
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.364  $12.105 $11.393
    Accumulation Unit Value at end of period                                                             $14.482  $13.364 $12.105
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,967    6,982   5,838
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.856  $11.772      --
    Accumulation Unit Value at end of period                                                             $13.924  $12.856      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,978   16,808      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.316  $12.204      --
    Accumulation Unit Value at end of period                                                             $14.408  $13.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,064    2,935      --

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.862  $12.067 $11.111
    Accumulation Unit Value at end of period                                                             $18.733  $14.862 $12.067
    Number of Accumulation Units outstanding at end of period (in thousands)                                 418      219      48
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.796  $10.410  $9.588
    Accumulation Unit Value at end of period                                                             $16.096  $12.796 $10.410
    Number of Accumulation Units outstanding at end of period (in thousands)                                 200      168     152
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.796  $11.432      --
    Accumulation Unit Value at end of period                                                             $16.096  $12.796      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 200      168      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.725  $10.363  $9.546
    Accumulation Unit Value at end of period                                                             $15.992  $12.725 $10.363
    Number of Accumulation Units outstanding at end of period (in thousands)                                 675      440     316
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $15.338  $12.497 $11.513
    Accumulation Unit Value at end of period                                                             $19.265  $15.338 $12.497
    Number of Accumulation Units outstanding at end of period (in thousands)                                 890      613     350
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.696  $11.346      --
    Accumulation Unit Value at end of period                                                             $15.938  $12.696      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 436      346      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $15.240  $13.623      --
    Accumulation Unit Value at end of period                                                             $19.114  $15.240      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 824      356      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $15.240  $12.800      --
    Accumulation Unit Value at end of period                                                             $19.114  $15.240      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 824      356      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $15.218  $12.424 $11.449
    Accumulation Unit Value at end of period                                                             $19.076  $15.218 $12.424
    Number of Accumulation Units outstanding at end of period (in thousands)                                 183       90      82
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.527  $10.237  $9.436
    Accumulation Unit Value at end of period                                                             $15.687  $12.527 $10.237
    Number of Accumulation Units outstanding at end of period (in thousands)                                 755      446     315
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $15.121  $12.724      --
    Accumulation Unit Value at end of period                                                             $18.927  $15.121      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,013      761      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.481  $10.512      --
    Accumulation Unit Value at end of period                                                             $15.607  $12.481      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 668      233      --
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.136   $9.523  $8.912
    Accumulation Unit Value at end of period                                                             $12.104  $11.136  $9.523
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,501    1,328     105
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.607   $9.089  $8.508
    Accumulation Unit Value at end of period                                                             $11.506  $10.607  $9.089
    Number of Accumulation Units outstanding at end of period (in thousands)                                 642      217     165

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.607   $9.671      --
    Accumulation Unit Value at end of period                                                             $11.506  $10.607      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 642      217      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.549   $9.048  $8.472
    Accumulation Unit Value at end of period                                                             $11.432  $10.549  $9.048
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,492    1,933     729
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.115   $8.680  $8.127
    Accumulation Unit Value at end of period                                                             $10.956  $10.115  $8.680
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,638    4,445   1,781
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.525   $9.599      --
    Accumulation Unit Value at end of period                                                             $11.394  $10.525      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,014      992      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.051   $9.168      --
    Accumulation Unit Value at end of period                                                             $10.870  $10.051      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,726    3,406      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.051   $8.822      --
    Accumulation Unit Value at end of period                                                             $10.870  $10.051      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,726    3,406      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.036   $8.629  $8.083
    Accumulation Unit Value at end of period                                                             $10.848  $10.036  $8.629
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,057      397     310
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.385   $8.938  $8.373
    Accumulation Unit Value at end of period                                                             $11.214  $10.385  $8.938
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,559    2,336   1,301
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.972   $8.769      --
    Accumulation Unit Value at end of period                                                             $10.763   $9.972      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,511    6,850      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.347   $9.107      --
    Accumulation Unit Value at end of period                                                             $11.157  $10.347      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,865    2,813      --
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.223  $11.552 $10.707
    Accumulation Unit Value at end of period                                                             $14.202  $13.223 $11.552
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,176      849     167
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.289  $10.757  $9.974
    Accumulation Unit Value at end of period                                                             $13.172  $12.289 $10.757
    Number of Accumulation Units outstanding at end of period (in thousands)                                 858      330     305
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.289  $11.312      --
    Accumulation Unit Value at end of period                                                             $13.172  $12.289      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 858      330      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.221  $10.708  $9.930
    Accumulation Unit Value at end of period                                                             $13.087  $12.221 $10.708
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,293    2,567   1,647

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.082  $10.592  $9.823
    Accumulation Unit Value at end of period                                                             $12.932  $12.082 $10.592
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,490    4,246   2,366
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.193  $11.227      --
    Accumulation Unit Value at end of period                                                             $13.043  $12.193      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,532    1,218      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.006  $11.057      --
    Accumulation Unit Value at end of period                                                             $12.830  $12.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,766    2,114      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.006  $10.750      --
    Accumulation Unit Value at end of period                                                             $12.830  $12.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,766    2,114      --
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.988  $10.530  $9.769
    Accumulation Unit Value at end of period                                                             $12.805  $11.988 $10.530
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,720      513     435
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.031  $10.578  $9.815
    Accumulation Unit Value at end of period                                                             $12.838  $12.031 $10.578
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,349    3,108   2,385
  WITH MAV70 DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.912  $10.686      --
    Accumulation Unit Value at end of period                                                             $12.705  $11.912      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,588    6,516      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.987  $10.763      --
    Accumulation Unit Value at end of period                                                             $12.772  $11.987      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,014    1,923      --


(a) Inception date May 2, 2005.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....    3,431,654     22,655,470      7,148,169
                           ===========   ============    ===========
    Cost.................  $32,219,967   $214,712,722    $42,520,949
                           ===========   ============    ===========
    Market Value.........  $42,964,302   $280,248,166    $50,537,556
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --              --
  Receivable from fund
   shares sold...........      110,006         38,183         24,984
  Other assets...........      --            --                  234
                           -----------   ------------    -----------
  Total Assets...........   43,074,308    280,286,349     50,562,774
                           -----------   ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      110,006         38,183         24,984
  Payable for fund shares
   purchased.............      --            --              --
  Other liabilities......          356            649        --
                           -----------   ------------    -----------
  Total Liabilities......      110,362         38,832         24,984
                           -----------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $42,963,946   $280,247,517    $50,537,790
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       2,026,979             56,102           4,623,153         42,182,263       2,525,728
                              ===========         ==========         ===========       ============     ===========
    Cost.................     $38,749,706         $1,290,866         $21,509,105       $516,517,140     $45,831,196
                              ===========         ==========         ===========       ============     ===========
    Market Value.........     $50,025,840         $1,315,590         $27,692,684       $500,703,458     $58,521,121
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    7,036            --                  217,574         --
  Receivable from fund
   shares sold...........          42,709           --                     4,921           --                 7,317
  Other assets...........             357           --                       110                 60         --
                              -----------         ----------         -----------       ------------     -----------
  Total Assets...........      50,068,906          1,322,626          27,697,715        500,921,092      58,528,438
                              -----------         ----------         -----------       ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          42,709           --                     4,921           --                 7,317
  Payable for fund shares
   purchased.............        --                    7,036            --                  217,574         --
  Other liabilities......        --                      487            --                 --                   806
                              -----------         ----------         -----------       ------------     -----------
  Total Liabilities......          42,709              7,523               4,921            217,574           8,123
                              -----------         ----------         -----------       ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $50,026,197         $1,315,103         $27,692,794       $500,703,518     $58,520,315
                              ===========         ==========         ===========       ============     ===========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      27,932,663        14,280,914         2,263,581
                             ============      ============       ===========
    Cost.................    $318,720,492      $286,927,608       $27,298,898
                             ============      ============       ===========
    Market Value.........    $380,163,538      $318,749,989       $30,467,794
  Due from Hartford Life
   and Annuity Insurance
   Company...............          89,610           207,105           185,340
  Receivable from fund
   shares sold...........        --                --                --
  Other assets...........        --                --                     347
                             ------------      ------------       -----------
  Total Assets...........     380,253,148       318,957,094        30,653,481
                             ------------      ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                --
  Payable for fund shares
   purchased.............          89,610           207,105           185,340
  Other liabilities......             457             3,882          --
                             ------------      ------------       -----------
  Total Liabilities......          90,067           210,987           185,340
                             ------------      ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $380,163,081      $318,746,107       $30,468,141
                             ============      ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....         236,127             98,318,538          113,677,840
                               ==========         ==============       ==============
    Cost.................      $2,850,345         $1,378,925,312       $  966,940,129
                               ==========         ==============       ==============
    Market Value.........      $3,001,173         $1,619,306,320       $1,231,131,001
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                    --
  Receivable from fund
   shares sold...........          55,527                216,477              294,302
  Other assets...........        --                   --                        1,026
                               ----------         --------------       --------------
  Total Assets...........       3,056,700          1,619,522,797        1,231,426,329
                               ----------         --------------       --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          55,527                216,477              294,302
  Payable for fund shares
   purchased.............        --                   --                    --
  Other liabilities......              12                  1,971            --
                               ----------         --------------       --------------
  Total Liabilities......          55,539                218,448              294,302
                               ----------         --------------       --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,001,161         $1,619,304,349       $1,231,132,027
                               ==========         ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....     89,023,772      28,972,691       60,322,775      96,670,537       45,184,573        13,551,358
                            ============    ============   ==============  ==============     ============      ============
    Cost.................   $955,838,404    $438,871,028   $2,774,745,592  $3,090,311,985     $663,631,463      $166,009,157
                            ============    ============   ==============  ==============     ============      ============
    Market Value.........   $998,846,716    $565,546,925   $3,557,837,231  $3,685,080,845     $854,892,104      $224,410,487
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                44,933          179,207         122,337        --                 --
  Receivable from fund
   shares sold...........         39,235        --               --              --                 18,247           232,001
  Other assets...........            487        --               --                   705        --                 --
                            ------------    ------------   --------------  --------------     ------------      ------------
  Total Assets...........    998,886,438     565,591,858    3,558,016,438   3,685,203,887      854,910,351       224,642,488
                            ------------    ------------   --------------  --------------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         39,236        --               --              --                 18,247           232,001
  Payable for fund shares
   purchased.............       --                44,933          179,207         122,337        --                 --
  Other liabilities......       --                 1,238            3,582        --                  4,973               464
                            ------------    ------------   --------------  --------------     ------------      ------------
  Total Liabilities......         39,236          46,171          182,789         122,337           23,220           232,465
                            ------------    ------------   --------------  --------------     ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $998,847,202    $565,545,687   $3,557,833,649  $3,685,081,550     $854,887,131      $224,410,023
                            ============    ============   ==============  ==============     ============      ============

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       18,254,923         30,433,071
                              ============       ============
    Cost.................     $265,256,581       $499,834,601
                              ============       ============
    Market Value.........     $385,543,956       $542,925,984
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   174,622
  Receivable from fund
   shares sold...........          244,925           --
  Other assets...........        --                  --
                              ------------       ------------
  Total Assets...........      385,788,881        543,100,606
                              ------------       ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          244,925           --
  Payable for fund shares
   purchased.............        --                   174,622
  Other liabilities......            1,080              1,108
                              ------------       ------------
  Total Liabilities......          246,005            175,730
                              ------------       ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $385,542,876       $542,924,876
                              ============       ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      90,333,830      10,636,968       1,217,245
                           ==============    ============     ===========
    Cost.................  $1,289,456,070    $148,773,093     $21,421,934
                           ==============    ============     ===========
    Market Value.........  $1,383,914,272    $159,235,401     $39,049,219
  Due from Hartford Life
   and Annuity Insurance
   Company...............       1,169,048         103,944         --
  Receivable from fund
   shares sold...........        --              --                 4,427
  Other assets...........        --              --                    13
                           --------------    ------------     -----------
  Total Assets...........   1,385,083,320     159,339,345      39,053,659
                           --------------    ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --              --                 4,427
  Payable for fund shares
   purchased.............       1,169,048         103,944         --
  Other liabilities......           4,118           1,616         --
                           --------------    ------------     -----------
  Total Liabilities......       1,173,166         105,560           4,427
                           --------------    ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,383,910,154    $159,233,785     $39,049,232
                           ==============    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      17,043,543         39,845,703         1,455,401             521,515          72,286,868
                             ============       ============       ===========          ==========      ==============
    Cost.................    $281,359,957       $463,405,059       $14,635,996          $5,276,739      $1,045,332,485
                             ============       ============       ===========          ==========      ==============
    Market Value.........    $347,006,528       $495,282,082       $15,412,701          $5,408,111      $1,313,452,383
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                  173,198          --                  --                   330,210
  Receivable from fund
   shares sold...........          77,159           --                  14,372              44,347            --
  Other assets...........             518           --                --                       322            --
                             ------------       ------------       -----------          ----------      --------------
  Total Assets...........     347,084,205        495,455,280        15,427,073           5,452,780       1,313,782,593
                             ------------       ------------       -----------          ----------      --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          77,159           --                  14,372              44,347            --
  Payable for fund shares
   purchased.............        --                  173,198          --                  --                   330,210
  Other liabilities......        --                       17               660            --                     3,718
                             ------------       ------------       -----------          ----------      --------------
  Total Liabilities......          77,159            173,215            15,032              44,347             333,928
                             ------------       ------------       -----------          ----------      --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $347,007,046       $495,282,065       $15,412,041          $5,408,433      $1,313,448,665
                             ============       ============       ===========          ==========      ==============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       13,893,229         33,522,735           688,957
                              ============       ============       ===========
    Cost.................     $106,700,669       $429,327,994       $13,007,230
                              ============       ============       ===========
    Market Value.........     $152,686,581       $523,625,108       $14,385,434
  Due from Hartford Life
   and Annuity Insurance
   Company...............           89,177            243,452          --
  Receivable from fund
   shares sold...........        --                  --                   1,533
  Other assets...........              786           --                      96
                              ------------       ------------       -----------
  Total Assets...........      152,776,544        523,868,560        14,387,063
                              ------------       ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                   1,533
  Payable for fund shares
   purchased.............           89,177            243,452          --
  Other liabilities......        --                     2,797          --
                              ------------       ------------       -----------
  Total Liabilities......           89,177            246,249             1,533
                              ------------       ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $152,687,367       $523,622,311       $14,385,530
                              ============       ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      48,893,519        14,697,470      267,484,460
                             ============      ============     ============
    Cost.................    $565,646,191      $231,365,671     $267,484,460
                             ============      ============     ============
    Market Value.........    $675,219,496      $273,372,943     $267,484,460
  Due from Hartford Life
   and Annuity Insurance
   Company...............         838,300           339,794          991,271
  Receivable from fund
   shares sold...........        --                --               --
  Other assets...........        --                --                  9,611
                             ------------      ------------     ------------
  Total Assets...........     676,057,796       273,712,737      268,485,342
                             ------------      ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --               --
  Payable for fund shares
   purchased.............         838,300           339,794          991,271
  Other liabilities......           3,470             2,454         --
                             ------------      ------------     ------------
  Total Liabilities......         841,770           342,248          991,271
                             ------------      ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $675,216,026      $273,370,489     $267,494,071
                             ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        4,011,068          2,961,188      1,819,573     23,236,271        11,794,119        17,798,624
                               ===========        ===========    ===========   ============      ============      ============
    Cost.................      $69,593,411        $72,040,049    $19,064,449   $217,628,390      $121,608,554      $308,691,987
                               ===========        ===========    ===========   ============      ============      ============
    Market Value.........      $54,911,526        $56,647,524    $24,546,039   $229,341,998      $116,761,776      $343,335,452
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --               4,942        --              --                  194,259
  Receivable from fund
   shares sold...........            5,202             17,486        --             122,886            14,656           --
  Other assets...........              244            --             --             --                    143           --
                               -----------        -----------    -----------   ------------      ------------      ------------
  Total Assets...........       54,916,972         56,665,010     24,550,981    229,464,884       116,776,575       343,529,711
                               -----------        -----------    -----------   ------------      ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            5,202             17,486        --             122,886            14,656           --
  Payable for fund shares
   purchased.............        --                   --               4,942        --              --                  194,259
  Other liabilities......        --                       318            731              2         --                    1,824
                               -----------        -----------    -----------   ------------      ------------      ------------
  Total Liabilities......            5,202             17,804          5,673        122,888            14,656           196,083
                               -----------        -----------    -----------   ------------      ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $54,911,770        $56,647,206    $24,545,308   $229,341,996      $116,761,919      $343,333,628
                               ===========        ===========    ===========   ============      ============      ============


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....    22,441,682       13,642,109
                           ============     ============
    Cost.................  $143,557,902     $187,108,352
                           ============     ============
    Market Value.........  $163,824,276     $213,499,000
  Due from Hartford Life
   and Annuity Insurance
   Company...............       742,184         --
  Receivable from fund
   shares sold...........       --             1,092,842
  Other assets...........         1,045         --
                           ------------     ------------
  Total Assets...........   164,567,505      214,591,842
                           ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             1,092,842
  Payable for fund shares
   purchased.............       742,184         --
  Other liabilities......       --                   703
                           ------------     ------------
  Total Liabilities......       742,184        1,093,545
                           ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $163,825,321     $213,498,297
                           ============     ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              MFS TOTAL      MFS VALUE       MFS RESEARCH
                            RETURN SERIES      SERIES        BOND SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      58,836,735     6,891,586          779,962
                           ==============   ===========       ==========
    Cost.................  $1,112,061,231   $77,402,076       $9,008,121
                           ==============   ===========       ==========
    Market Value.........  $1,217,332,052   $86,282,654       $9,055,358
  Due from Hartford Life
   and Annuity Insurance
   Company...............         358,701       135,006         --
  Receivable from fund
   shares sold...........        --             --                 4,276
  Other assets...........        --             --              --
                           --------------   -----------       ----------
  Total Assets...........   1,217,690,753    86,417,660        9,059,634
                           --------------   -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --             --                 4,275
  Payable for fund shares
   purchased.............         358,722       135,006         --
  Other liabilities......           2,824         1,441         --
                           --------------   -----------       ----------
  Total Liabilities......         361,546       136,447            4,275
                           --------------   -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,217,329,207   $86,281,213       $9,055,359
                           ==============   ===========       ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....          317,879              143,711            118,457           254,739           38,503
                                ==========           ==========         ==========        ==========         ========
    Cost.................       $3,459,905           $2,283,821         $  937,674        $2,072,278         $412,985
                                ==========           ==========         ==========        ==========         ========
    Market Value.........       $3,766,866           $2,358,289         $1,301,849        $2,802,136         $570,995
  Due from Hartford Life
   and Annuity Insurance
   Company...............          108,613                  801           --                --                 11,879
  Receivable from fund
   shares sold...........        --                    --                      207               860          --
  Other assets...........        --                    --                 --                --                     13
                                ----------           ----------         ----------        ----------         --------
  Total Assets...........        3,875,479            2,359,090          1,302,056         2,802,996          582,887
                                ----------           ----------         ----------        ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                    --                      207               861          --
  Payable for fund shares
   purchased.............          108,613                  801           --                --                 11,879
  Other liabilities......               10                    4                  5          --                --
                                ----------           ----------         ----------        ----------         --------
  Total Liabilities......          108,623                  805                212               861           11,879
                                ----------           ----------         ----------        ----------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $3,766,856           $2,358,285         $1,301,844        $2,802,135         $571,008
                                ==========           ==========         ==========        ==========         ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....     12,773         19,079            143,860
                            ========       ========         ==========
    Cost.................   $219,589       $317,240         $1,785,365
                            ========       ========         ==========
    Market Value.........   $261,728       $438,638         $1,877,370
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --                --
  Receivable from fund
   shares sold...........         27             45                207
  Other assets...........         21        --                --
                            --------       --------         ----------
  Total Assets...........    261,776        438,683          1,877,577
                            --------       --------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         27             45                207
  Payable for fund shares
   purchased.............     --            --                --
  Other liabilities......     --                  5                  5
                            --------       --------         ----------
  Total Liabilities......         27             50                212
                            --------       --------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $261,749       $438,633         $1,877,365
                            ========       ========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....        507,279           128,864           46,489
                              ==========        ==========         ========
    Cost.................     $5,220,455        $2,043,628         $405,401
                              ==========        ==========         ========
    Market Value.........     $5,001,770        $2,185,526         $434,203
  Due from Hartford Life
   and Annuity Insurance
   Company...............         15,263             9,806          --
  Receivable from fund
   shares sold...........       --                --                     51
  Other assets...........       --                --                --
                              ----------        ----------         --------
  Total Assets...........      5,017,033         2,195,332          434,254
                              ----------        ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                     51
  Payable for fund shares
   purchased.............         15,263             9,806          --
  Other liabilities......            274                17               19
                              ----------        ----------         --------
  Total Liabilities......         15,537             9,823               70
                              ----------        ----------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,001,496        $2,185,509         $434,184
                              ==========        ==========         ========

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         9,762             204,931            373,700          974,562              208,961
                               ========          ==========         ==========         ========           ==========
    Cost.................      $126,354          $1,640,682         $3,186,608         $974,562           $1,524,169
                               ========          ==========         ==========         ========           ==========
    Market Value.........      $132,566          $1,774,700         $3,501,572         $974,562           $1,742,733
  Due from Hartford Life
   and Annuity Insurance
   Company...............             6              11,134              8,213          --                     8,269
  Receivable from fund
   shares sold...........            22            --                 --                    101             --
  Other assets...........             2            --                 --                     40             --
                               --------          ----------         ----------         --------           ----------
  Total Assets...........       132,596           1,785,834          3,509,785          974,703            1,751,002
                               --------          ----------         ----------         --------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --                    101             --
  Payable for fund shares
   purchased.............       --                   11,134              8,212          --                     8,269
  Other liabilities......       --                       17           --                --                        13
                               --------          ----------         ----------         --------           ----------
  Total Liabilities......       --                   11,151              8,212              101                8,282
                               --------          ----------         ----------         --------           ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $132,596          $1,774,683         $3,501,573         $974,602           $1,742,720
                               ========          ==========         ==========         ========           ==========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           697                578
                                 ======            =======
    Cost.................        $9,984            $13,954
                                 ======            =======
    Market Value.........        $9,998            $13,990
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Receivable from fund
   shares sold...........       --                      14
  Other assets...........       --                 --
                                 ------            -------
  Total Assets...........         9,998             14,004
                                 ------            -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             2                 14
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......       --                 --
                                 ------            -------
  Total Liabilities......             2                 14
                                 ------            -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $9,996            $13,990
                                 ======            =======

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
AIM V.I. Aggressive Growth
 Fund -- Class I..............     0.85%        18,367   $ 1.302255  $        23,919
AIM V.I. Aggressive Growth
 Fund -- Class I..............     0.95%        92,903     1.318137          122,459
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.15%         9,487     1.306907           12,398
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.25%        44,387     1.300273           57,715
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.30%        47,918     1.298528           62,222
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%       721,289     1.296807          935,373
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%     1,582,067     1.292989        2,045,596
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.45%        37,296     1.291894           48,183
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.50%        13,822     1.289698           17,826
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%       380,893     1.284741          489,349
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%       179,020     1.281997          229,503
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%     1,800,231     1.279230        2,302,909
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%     4,112,960     1.276508        5,250,226
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%     2,157,599     1.273752        2,748,246
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%       131,564     1.271063          167,226
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%     3,009,093     1.268349        3,816,580
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%       982,580     1.265647        1,243,599
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%       191,331     1.265115          242,055
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%     4,099,798     1.260223        5,166,659
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%     7,910,349     1.257530        9,947,501
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%       102,803     1.258643          129,393
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%     1,636,801     1.253769        2,052,170
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%     2,342,507     1.251659        2,932,020
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%       387,758     1.248968          484,297
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%       286,450     1.247295          357,287
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%       695,757     1.245235          866,381
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.40%       196,743     1.242572          244,467
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.45%       364,442     1.241331          452,393
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.50%       390,857     1.240086          484,696
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.55%        17,212     1.238853           21,323
AIM V.I. Basic Value Fund --
 Class I......................     0.85%       550,287     1.362431          749,728
AIM V.I. Basic Value Fund --
 Class I......................     0.95%     1,480,912     1.379048        2,042,248
AIM V.I. Basic Value Fund --
 Class I......................     1.05%       188,486     1.349745          254,408
AIM V.I. Basic Value Fund --
 Class I......................     1.10%        76,681     1.370219          105,070
AIM V.I. Basic Value Fund --
 Class I......................     1.15%       147,385     1.367295          201,518
AIM V.I. Basic Value Fund --
 Class I......................     1.25%       135,105     1.360384          183,795
AIM V.I. Basic Value Fund --
 Class I......................     1.30%     1,278,511     1.358556        1,736,928
AIM V.I. Basic Value Fund --
 Class I......................     1.35%     4,992,158     1.356741        6,773,065
AIM V.I. Basic Value Fund --
 Class I......................     1.40%    11,787,964     1.352733       15,945,967
AIM V.I. Basic Value Fund --
 Class I......................     1.45%       659,262     1.351597          891,057
AIM V.I. Basic Value Fund --
 Class I......................     1.50%         9,997     1.349306           13,488
AIM V.I. Basic Value Fund --
 Class I......................     1.55%     1,662,336     1.344092        2,234,333
AIM V.I. Basic Value Fund --
 Class I......................     1.60%     1,875,297     1.341221        2,515,188
AIM V.I. Basic Value Fund --
 Class I......................     1.65%    11,384,680     1.338366       15,236,868
AIM V.I. Basic Value Fund --
 Class I......................     1.70%    26,828,324     1.335490       35,828,959

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Basic Value Fund --
 Class I......................     1.75%     9,717,753   $ 1.332660  $    12,950,461
AIM V.I. Basic Value Fund --
 Class I......................     1.80%       997,058     1.329813        1,325,900
AIM V.I. Basic Value Fund --
 Class I......................     1.85%    14,110,303     1.326952       18,723,695
AIM V.I. Basic Value Fund --
 Class I......................     1.90%     4,969,461     1.324136        6,580,243
AIM V.I. Basic Value Fund --
 Class I......................     1.95%     1,384,012     1.323582        1,831,853
AIM V.I. Basic Value Fund --
 Class I......................     2.00%    24,221,077     1.318465       31,934,643
AIM V.I. Basic Value Fund --
 Class I......................     2.05%    45,712,696     1.315642       60,141,542
AIM V.I. Basic Value Fund --
 Class I......................     2.10%       628,147     1.316832          827,164
AIM V.I. Basic Value Fund --
 Class I......................     2.15%    10,128,919     1.311712       13,286,225
AIM V.I. Basic Value Fund --
 Class I......................     2.20%    21,919,241     1.309484       28,702,896
AIM V.I. Basic Value Fund --
 Class I......................     2.25%     1,665,099     1.306678        2,175,749
AIM V.I. Basic Value Fund --
 Class I......................     2.30%     1,568,732     1.304944        2,047,107
AIM V.I. Basic Value Fund --
 Class I......................     2.35%     4,930,705     1.302791        6,423,678
AIM V.I. Basic Value Fund --
 Class I......................     2.40%     1,734,444     1.300008        2,254,791
AIM V.I. Basic Value Fund --
 Class I......................     2.45%     1,828,400     1.298714        2,374,569
AIM V.I. Basic Value Fund --
 Class I......................     2.50%     2,950,670     1.297410        3,828,229
AIM V.I. Basic Value Fund --
 Class I......................     2.55%        66,457     1.296106           86,135
AIM V.I. Blue Chip Fund --
 Class I......................     0.55%         8,318     1.168571            9,720
AIM V.I. Blue Chip Fund --
 Class I......................     0.85%        22,154     1.134918           25,143
AIM V.I. Blue Chip Fund --
 Class I......................     0.95%       500,358     1.148746          574,784
AIM V.I. Blue Chip Fund --
 Class I......................     1.10%        17,432     1.141388           19,896
AIM V.I. Blue Chip Fund --
 Class I......................     1.15%        22,719     1.138977           25,876
AIM V.I. Blue Chip Fund --
 Class I......................     1.25%       111,094     1.133168          125,888
AIM V.I. Blue Chip Fund --
 Class I......................     1.30%       116,202     1.131654          131,500
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%     1,171,194     1.130173        1,323,652
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%     3,100,916     1.126857        3,494,289
AIM V.I. Blue Chip Fund --
 Class I......................     1.45%        70,021     1.125880           78,835
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%       482,975     1.119611          540,744
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%       313,702     1.117236          350,480
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%     2,636,164     1.114849        2,938,925
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%     5,027,408     1.112466        5,592,821
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%     2,251,976     1.110090        2,499,896
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%       239,527     1.107717          265,328
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%     2,644,604     1.105346        2,923,203
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%     1,177,898     1.102999        1,299,220
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%       424,427     1.102510          467,935
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%     6,019,621     1.098278        6,611,218
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%    10,866,353     1.095912       11,908,567
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%       194,566     1.096875          213,415
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%     2,083,482     1.092652        2,276,520
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%     2,955,113     1.090789        3,223,404
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%       493,336     1.088454          536,973
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%       588,664     1.086999          639,877
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%       751,384     1.085205          815,406
AIM V.I. Blue Chip Fund --
 Class I......................     2.40%       604,805     1.082895          654,940
AIM V.I. Blue Chip Fund --
 Class I......................     2.45%       263,177     1.081812          284,708
AIM V.I. Blue Chip Fund --
 Class I......................     2.50%       624,488     1.080740          674,909
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.85%        18,096     1.358807           24,589

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%       378,774   $ 1.375395  $       520,965
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.10%        11,690     1.366612           15,976
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.15%        19,298     1.363671           26,316
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%        70,649     1.356753           95,853
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.30%       519,808     1.354933          704,304
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%       788,943     1.353131        1,067,543
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     1,994,615     1.349162        2,691,059
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       304,274     1.348012          410,165
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%       402,367     1.340532          539,386
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       246,264     1.337664          329,419
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%     2,154,673     1.334786        2,876,027
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%     4,360,196     1.331955        5,807,584
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%     2,285,619     1.329112        3,037,844
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%       292,315     1.326259          387,685
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%     2,644,713     1.323438        3,500,113
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%       860,777     1.320601        1,136,743
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%       469,731     1.320044          620,066
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%     4,182,170     1.314973        5,499,441
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     7,156,790     1.312159        9,390,845
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%       140,767     1.313300          184,869
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%     1,709,712     1.308236        2,236,707
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%     3,862,529     1.306014        5,044,517
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%       194,857     1.303219          253,941
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%       304,774     1.301483          396,658
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%     1,498,559     1.299340        1,947,138
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%       164,101     1.296559          212,767
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.45%       228,937     1.295260          296,532
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%       573,675     1.293952          742,308
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.55%        22,308     1.292664           28,837
AIM V.I. Core Equity Fund --
 Class S1.....................     0.85%            47    10.346561              484
AIM V.I. Core Equity Fund --
 Class S1.....................     0.95%           561    10.337894            5,801
AIM V.I. Core Equity Fund --
 Class S1.....................     1.35%         9,577    10.303277           98,679
AIM V.I. Core Equity Fund --
 Class S1.....................     1.40%           691    10.298970            7,113
AIM V.I. Core Equity Fund --
 Class S1.....................     1.55%           921    10.286021            9,475
AIM V.I. Core Equity Fund --
 Class S1.....................     1.60%         2,778    10.281714           28,567
AIM V.I. Core Equity Fund --
 Class S1.....................     1.65%         4,832    10.277412           49,659
AIM V.I. Core Equity Fund --
 Class S1.....................     1.70%         9,806    10.273096          100,736
AIM V.I. Core Equity Fund --
 Class S1.....................     1.75%         1,816    10.268792           18,652
AIM V.I. Core Equity Fund --
 Class S1.....................     1.85%        34,836    10.260189          357,425
AIM V.I. Core Equity Fund --
 Class S1.....................     1.90%        11,171    10.255897          114,565
AIM V.I. Core Equity Fund --
 Class S1.....................     2.00%           638    10.247300            6,534
AIM V.I. Core Equity Fund --
 Class S1.....................     2.05%         4,603    10.243002           47,150
AIM V.I. Core Equity Fund --
 Class S1.....................     2.15%         3,593    10.234417           36,773
AIM V.I. Core Equity Fund --
 Class S1.....................     2.20%        35,936    10.230135          367,626
AIM V.I. Core Equity Fund --
 Class S1.....................     2.25%         6,182    10.225847           63,213
AIM V.I. Core Equity Fund --
 Class S1.....................     2.50%           260    10.204436            2,651
AIM V.I. Demographic Trends
 Fund -- Class I..............     0.85%        31,848     1.315304           41,890
AIM V.I. Demographic Trends
 Fund -- Class I..............     0.95%        66,303     1.331350           88,273

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.10%         3,115   $ 1.322840  $         4,120
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.15%         7,812     1.319988           10,312
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.25%        22,868     1.313296           30,033
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.30%        13,363     1.311542           17,526
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.35%       625,865     1.309800          819,758
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.40%     1,008,061     1.305960        1,316,488
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.45%        17,991     1.304850           23,475
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.50%        13,278     1.302617           17,296
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.55%       110,460     1.297608          143,334
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.60%       101,341     1.294806          131,217
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.65%     1,469,897     1.292047        1,899,175
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.70%     2,760,931     1.289305        3,559,682
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.75%       706,353     1.286535          908,748
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.80%       110,755     1.283798          142,187
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.85%     1,420,245     1.281047        1,819,401
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.90%       653,093     1.278307          834,854
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.95%       212,577     1.277772          271,625
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.00%     2,645,194     1.272854        3,366,946
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.05%     4,157,882     1.270143        5,281,105
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.10%        47,111     1.271234           59,890
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.15%     1,401,257     1.266343        1,774,472
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.20%     2,427,833     1.264187        3,069,235
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.25%       113,906     1.261459          143,688
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.30%       500,711     1.259789          630,790
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.35%       533,501     1.257727          670,999
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.40%       223,244     1.254998          280,171
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.45%       104,379     1.253747          130,864
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.50%       153,417     1.252494          192,154
AIM V.I. Government Securities
 Fund -- Class I..............     0.85%       215,688     1.099804          237,215
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%     1,812,765     1.113189        2,017,950
AIM V.I. Government Securities
 Fund -- Class I..............     1.05%        51,547     1.089557           56,164
AIM V.I. Government Securities
 Fund -- Class I..............     1.10%        15,427     1.106084           17,064
AIM V.I. Government Securities
 Fund -- Class I..............     1.15%       194,994     1.103694          215,213
AIM V.I. Government Securities
 Fund -- Class I..............     1.25%       248,313     1.098135          272,681
AIM V.I. Government Securities
 Fund -- Class I..............     1.30%       549,554     1.096649          602,668
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%    23,646,936     1.095213       25,898,432
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%    15,478,887     1.091969       16,902,464
AIM V.I. Government Securities
 Fund -- Class I..............     1.45%       309,849     1.091055          338,062
AIM V.I. Government Securities
 Fund -- Class I..............     1.50%         8,539     1.089167            9,300
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%     7,202,820     1.084994        7,815,016
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%     1,408,178     1.082694        1,524,626
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%    26,303,515     1.080337       28,416,660
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%    59,642,198     1.078055       64,297,569
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%    16,869,966     1.075738       18,147,664
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%     1,374,317     1.073427        1,475,229
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%    48,349,577     1.071178       51,791,003
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%    12,506,363     1.068855       13,367,489
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%     3,340,418     1.068416        3,568,956

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%    35,305,828   $ 1.064301  $    37,576,028
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%    63,924,334     1.062000       67,887,643
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%       733,279     1.062971          779,454
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%    37,526,634     1.058847       39,734,964
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%    85,358,891     1.057012       90,225,371
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%     2,146,584     1.054793        2,264,202
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%     2,113,032     1.053350        2,225,762
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%     5,234,488     1.051614        5,504,661
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%     1,972,631     1.049381        2,070,042
AIM V.I. Government Securities
 Fund -- Class I..............     2.45%     3,813,781     1.048317        3,998,052
AIM V.I. Government Securities
 Fund -- Class I..............     2.50%    10,754,016     1.047274       11,262,402
AIM V.I. Government Securities
 Fund -- Class I..............     2.55%        99,525     1.046223          104,125
AIM V.I. International Growth
 Fund -- Class I..............     0.85%        40,858     1.668706           68,180
AIM V.I. International Growth
 Fund -- Class I..............     0.95%       213,595     1.689042          360,772
AIM V.I. International Growth
 Fund -- Class I..............     1.10%        91,329     1.678220          153,271
AIM V.I. International Growth
 Fund -- Class I..............     1.15%        20,433     1.674665           34,218
AIM V.I. International Growth
 Fund -- Class I..............     1.25%        18,756     1.666171           31,250
AIM V.I. International Growth
 Fund -- Class I..............     1.30%        32,871     1.663936           54,695
AIM V.I. International Growth
 Fund -- Class I..............     1.35%     1,186,432     1.661728        1,971,528
AIM V.I. International Growth
 Fund -- Class I..............     1.40%     1,570,021     1.656856        2,601,299
AIM V.I. International Growth
 Fund -- Class I..............     1.45%       158,167     1.655430          261,835
AIM V.I. International Growth
 Fund -- Class I..............     1.55%       396,268     1.646243          652,354
AIM V.I. International Growth
 Fund -- Class I..............     1.60%       256,946     1.642733          422,094
AIM V.I. International Growth
 Fund -- Class I..............     1.65%     2,227,872     1.639240        3,652,017
AIM V.I. International Growth
 Fund -- Class I..............     1.70%     3,337,464     1.635727        5,459,180
AIM V.I. International Growth
 Fund -- Class I..............     1.75%     1,353,257     1.632226        2,208,821
AIM V.I. International Growth
 Fund -- Class I..............     1.80%        74,925     1.628742          122,033
AIM V.I. International Growth
 Fund -- Class I..............     1.85%     3,815,673     1.625274        6,201,515
AIM V.I. International Growth
 Fund -- Class I..............     1.90%       914,013     1.621801        1,482,347
AIM V.I. International Growth
 Fund -- Class I..............     1.95%       368,160     1.621121          596,832
AIM V.I. International Growth
 Fund -- Class I..............     2.00%     3,646,940     1.614882        5,889,377
AIM V.I. International Growth
 Fund -- Class I..............     2.05%     6,374,725     1.611435       10,272,456
AIM V.I. International Growth
 Fund -- Class I..............     2.10%       173,208     1.612837          279,356
AIM V.I. International Growth
 Fund -- Class I..............     2.15%     2,194,611     1.606608        3,525,879
AIM V.I. International Growth
 Fund -- Class I..............     2.20%     4,900,318     1.603872        7,859,483
AIM V.I. International Growth
 Fund -- Class I..............     2.25%        90,922     1.600446          145,516
AIM V.I. International Growth
 Fund -- Class I..............     2.30%       309,778     1.598332          495,128
AIM V.I. International Growth
 Fund -- Class I..............     2.35%       934,746     1.595680        1,491,556
AIM V.I. International Growth
 Fund -- Class I..............     2.40%       177,635     1.592262          282,841
AIM V.I. International Growth
 Fund -- Class I..............     2.45%       340,045     1.590677          540,902
AIM V.I. International Growth
 Fund -- Class I..............     2.50%       874,425     1.589077        1,389,528
AIM V.I. International Growth
 Fund -- Class I..............     2.55%         8,851     1.587486           14,052
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.85%       320,680     1.521487          487,911
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%     3,243,987     1.540037        4,995,860
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.05%        84,628     1.507319          127,562
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.10%       314,442     1.530178          481,152
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.15%       241,826     1.526910          369,247
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.25%       553,534     1.519175          840,915

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.30%     2,300,118   $ 1.517157  $     3,489,640
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%     6,356,277     1.515124        9,630,548
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%    11,670,414     1.510653       17,629,946
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.45%     1,525,323     1.509406        2,302,332
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.50%        19,522     1.506820           29,417
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%     2,994,808     1.501016        4,495,255
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%     2,216,305     1.497816        3,319,617
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%    14,959,877     1.494598       22,359,002
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%    28,216,443     1.491414       42,082,398
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%    15,227,031     1.488241       22,661,493
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%       587,298     1.485046          872,165
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%    15,511,415     1.481863       22,985,792
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%     5,699,990     1.478700        8,428,576
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%     2,315,277     1.478083        3,422,171
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%    24,851,033     1.472397       36,590,586
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%    58,829,113     1.469244       86,434,319
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%       923,432     1.470533        1,357,938
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%    11,799,852     1.464872       17,285,273
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%    31,475,699     1.462373       46,029,212
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%     2,107,652     1.459229        3,075,547
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%     1,106,830     1.457299        1,612,982
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%     4,299,134     1.454879        6,254,719
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%     1,712,627     1.451776        2,486,351
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.45%     1,479,381     1.450322        2,145,579
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.50%     3,973,846     1.448868        5,757,579
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.55%        43,428     1.447415           62,858
AIM V.I. Premier Equity
 Fund -- Class I..............     0.85%       106,882     1.083507          115,807
AIM V.I. Premier Equity
 Fund -- Class I..............     0.95%       487,221     1.096721          534,345
AIM V.I. Premier Equity
 Fund -- Class I..............     1.10%        41,736     1.089716           45,480
AIM V.I. Premier Equity
 Fund -- Class I..............     1.15%       169,593     1.087383          184,412
AIM V.I. Premier Equity
 Fund -- Class I..............     1.25%        98,662     1.081850          106,737
AIM V.I. Premier Equity
 Fund -- Class I..............     1.30%       337,330     1.080400          364,452
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%    18,213,910     1.078963       19,652,135
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     5,867,819     1.075804        6,312,623
AIM V.I. Premier Equity
 Fund -- Class I..............     1.45%       125,944     1.074896          135,377
AIM V.I. Premier Equity
 Fund -- Class I..............     1.55%     4,361,408     1.068924        4,662,014
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       763,396     1.066644          814,272
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%    15,860,733     1.064370       16,881,688
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%    35,444,702     1.062096       37,645,676
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%     6,451,973     1.059821        6,837,937
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%       600,418     1.057545          634,969
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%    38,604,794     1.055287       40,739,137
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%     7,563,465     1.053018        7,964,464
AIM V.I. Premier Equity
 Fund -- Class I..............     1.95%     2,155,289     1.052600        2,268,657
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%    21,188,649     1.048557       22,217,506
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%    32,344,560     1.046298       33,842,049
AIM V.I. Premier Equity
 Fund -- Class I..............     2.10%       450,186     1.047205          471,437
AIM V.I. Premier Equity
 Fund -- Class I..............     2.15%    29,703,949     1.043172       30,986,328

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%    63,750,181   $ 1.041406  $    66,389,823
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%       976,747     1.039179        1,015,015
AIM V.I. Premier Equity
 Fund -- Class I..............     2.30%     1,466,408     1.037780        1,521,809
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%     2,375,036     1.036074        2,460,713
AIM V.I. Premier Equity
 Fund -- Class I..............     2.40%     1,034,859     1.033860        1,069,899
AIM V.I. Premier Equity
 Fund -- Class I..............     2.45%     3,708,219     1.032813        3,829,896
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%     8,603,740     1.031788        8,877,236
AIM V.I. Premier Equity
 Fund -- Class I..............     2.55%       100,443     1.030760          103,533
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.85%         1,058    12.475035           13,199
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.95%         8,039    12.533058          100,754
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.05%           153    12.420094            1,903
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.15%         2,585    12.477838           32,254
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.25%         1,326    12.450323           16,509
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.30%         1,520    12.436593           18,909
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%       101,692    12.422867        1,263,310
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.40%        68,592    12.409184          851,165
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.45%         6,287    12.395501           77,935
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.55%        22,498    12.368155          278,264
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.60%        11,437    12.354497          141,297
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.65%       123,262    12.340865        1,521,157
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.70%       224,158    12.327253        2,763,248
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.75%        49,150    12.313666          605,217
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.80%         9,660    12.300098          118,819
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.85%       312,919    12.286509        3,844,684
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.90%        31,392    12.272952          385,268
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.95%        47,380    12.259425          580,853
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.00%       159,754    12.245895        1,956,333
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.05%       317,080    12.232387        3,878,648
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.15%       234,596    12.205423        2,863,344
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.20%       618,705    12.191948        7,543,216
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.25%        17,670    12.178496          215,200
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.30%         5,032    12.165068           61,211
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.35%        23,805    12.151645          289,272
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.45%        24,618    12.126114          298,523
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.50%        57,949    12.113955          701,997
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.55%         2,538    12.101844           30,717
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     0.85%         1,438    10.809125           15,543
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     0.95%         6,107    10.800061           65,958
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.10%            25    10.786500              274
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.35%         1,910    10.763925           20,562
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.40%         2,492    10.759411           26,811
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.55%         1,969    10.745891           21,160
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.65%         1,638    10.736887           17,591
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.70%        16,930    10.732403          181,703
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.75%        10,695    10.727894          114,732
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.85%        38,310    10.718909          410,638
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.90%         2,310    10.714415           24,748
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.00%         1,311    10.705432           14,036

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.05%       104,246   $10.700951  $     1,115,536
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.15%         6,882    10.691985           73,586
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.20%        57,545    10.687511          615,008
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.25%           110    10.683035            1,180
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.30%         4,701    10.678557           50,202
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.35%        16,503    10.674076          176,155
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.50%         4,766    10.660671           50,811
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.55%           462    10.656209            4,927
American Funds Asset
 Allocation Fund --
 Class 2......................     0.55%        10,469    12.793383          133,928
American Funds Asset
 Allocation Fund --
 Class 2......................     0.70%         1,451    12.696008           18,419
American Funds Asset
 Allocation Fund --
 Class 2......................     0.85%       941,549    12.967584       12,209,610
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%     6,708,148    13.180773       88,418,573
American Funds Asset
 Allocation Fund --
 Class 2......................     1.05%       179,344    11.830922        2,121,801
American Funds Asset
 Allocation Fund --
 Class 2......................     1.10%       397,145    13.058519        5,186,128
American Funds Asset
 Allocation Fund --
 Class 2......................     1.15%       490,084    13.051712        6,396,440
American Funds Asset
 Allocation Fund --
 Class 2......................     1.25%       693,946    12.947888        8,985,132
American Funds Asset
 Allocation Fund --
 Class 2......................     1.30%     2,833,979    12.930624       36,645,120
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%     5,027,328    12.913361       64,919,696
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%    11,994,710    11.896916      142,700,055
American Funds Asset
 Allocation Fund --
 Class 2......................     1.45%     2,050,863    12.864507       26,383,342
American Funds Asset
 Allocation Fund --
 Class 2......................     1.50%        35,373    12.842534          454,283
American Funds Asset
 Allocation Fund --
 Class 2......................     1.55%     2,890,612    11.781447       34,055,591
American Funds Asset
 Allocation Fund --
 Class 2......................     1.60%     1,541,448    11.780381       18,158,845
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%    11,475,912    11.705102      134,326,718
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%    16,417,503    11.962994      196,402,493
American Funds Asset
 Allocation Fund --
 Class 2......................     1.75%     7,302,134    11.666078       85,187,261
American Funds Asset
 Allocation Fund --
 Class 2......................     1.80%       713,551    11.595892        8,274,258
American Funds Asset
 Allocation Fund --
 Class 2......................     1.85%     8,374,800    11.869223       99,402,373
American Funds Asset
 Allocation Fund --
 Class 2......................     1.90%     2,574,395    11.845822       30,495,823
American Funds Asset
 Allocation Fund --
 Class 2......................     1.95%       946,620    11.586597       10,968,107
American Funds Asset
 Allocation Fund --
 Class 2......................     2.00%     9,555,284    11.482296      109,716,603
American Funds Asset
 Allocation Fund --
 Class 2......................     2.05%    20,810,185    11.752998      244,582,067
American Funds Asset
 Allocation Fund --
 Class 2......................     2.10%       252,106    11.527325        2,906,105
American Funds Asset
 Allocation Fund --
 Class 2......................     2.15%     4,926,092    11.423598       56,273,690
American Funds Asset
 Allocation Fund --
 Class 2......................     2.20%    12,020,051    11.404085      137,077,687
American Funds Asset
 Allocation Fund --
 Class 2......................     2.25%       892,989    11.672916       10,423,791
American Funds Asset
 Allocation Fund --
 Class 2......................     2.30%       410,740    11.657339        4,788,137
American Funds Asset
 Allocation Fund --
 Class 2......................     2.35%     1,365,172    11.345746       15,488,892
American Funds Asset
 Allocation Fund --
 Class 2......................     2.40%       617,730    11.613211        7,173,829
American Funds Asset
 Allocation Fund --
 Class 2......................     2.45%       410,814    11.601583        4,766,090
American Funds Asset
 Allocation Fund --
 Class 2......................     2.50%     1,170,976    11.589990       13,571,600
American Funds Asset
 Allocation Fund --
 Class 2......................     2.55%         8,647    11.578387          100,122
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.55%        14,032     1.092544           15,330
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.70%         9,170     1.085217            9,951
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.85%     7,007,140     1.059379        7,423,217
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%    54,865,607     1.073089       58,875,680
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.05%       911,068     1.048963          955,676
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.10%     2,323,102     1.065886        2,476,162

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.15%     3,951,515   $ 1.063504  $     4,202,452
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.25%     7,197,056     1.057767        7,612,808
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%    27,100,398     1.056341       28,627,262
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%    39,978,950     1.054958       42,176,113
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%    98,244,586     1.051634      103,317,347
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.45%    16,742,235     1.050941       17,595,102
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.50%       278,258     1.049162          291,938
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%    17,788,179     1.044575       18,581,087
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%    19,223,212     1.042232       20,035,046
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%    76,680,017     1.039903       79,739,780
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%   127,132,488     1.037570      131,908,855
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%    92,349,992     1.035228       95,603,298
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%     4,741,482     1.032882        4,897,392
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%    66,704,039     1.030581       68,743,916
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%    26,199,723     1.028275       26,940,520
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%     9,173,357     1.028172        9,431,788
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%    83,621,671     1.023665       85,600,578
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%   217,155,128     1.021353      221,792,042
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%     4,282,015     1.022925        4,380,180
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%    39,845,530     1.018419       40,579,444
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%    95,375,653     1.016675       96,966,042
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%    10,628,372     1.014404       10,781,463
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%     4,456,499     1.013034        4,514,585
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%    13,973,582     1.011478       14,133,971
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%     7,333,195     1.009236        7,400,925
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.45%     3,923,660     1.008219        3,955,908
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.50%    10,966,598     1.007205       11,045,612
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.55%       187,591     1.006214          188,757
American Funds Bond Fund --
 Class 2......................     0.55%         2,141    13.547855           29,012
American Funds Bond Fund --
 Class 2......................     0.85%       317,664    13.586510        4,315,948
American Funds Bond Fund --
 Class 2......................     0.95%     2,384,631    13.809832       32,931,353
American Funds Bond Fund --
 Class 2......................     1.05%        53,394    13.224568          706,113
American Funds Bond Fund --
 Class 2......................     1.10%       124,249    13.681727        1,699,935
American Funds Bond Fund --
 Class 2......................     1.15%       184,101    13.674598        2,517,502
American Funds Bond Fund --
 Class 2......................     1.25%       239,587    13.565847        3,250,197
American Funds Bond Fund --
 Class 2......................     1.30%     1,059,979    13.547759       14,360,337
American Funds Bond Fund --
 Class 2......................     1.35%     2,437,527    13.529681       32,978,964
American Funds Bond Fund --
 Class 2......................     1.40%     6,531,694    13.298317       86,860,537
American Funds Bond Fund --
 Class 2......................     1.45%       744,650    13.478467       10,036,745
American Funds Bond Fund --
 Class 2......................     1.50%        11,896    13.455458          160,067
American Funds Bond Fund --
 Class 2......................     1.55%     1,339,740    13.169233       17,643,348
American Funds Bond Fund --
 Class 2......................     1.60%     1,021,171    13.168084       13,446,860
American Funds Bond Fund --
 Class 2......................     1.65%     6,386,642    13.083910       83,562,254
American Funds Bond Fund --
 Class 2......................     1.70%     9,884,309    12.617146      124,711,767
American Funds Bond Fund --
 Class 2......................     1.75%     4,371,038    13.040295       56,999,629
American Funds Bond Fund --
 Class 2......................     1.80%       455,000    12.961883        5,897,657
American Funds Bond Fund --
 Class 2......................     1.85%     4,943,550    12.518275       61,884,718
American Funds Bond Fund --
 Class 2......................     1.90%     1,794,457    12.493623       22,419,264

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Bond Fund --
 Class 2......................     1.95%       437,921   $12.951452  $     5,671,707
American Funds Bond Fund --
 Class 2......................     2.00%     6,164,448    12.834965       79,120,474
American Funds Bond Fund --
 Class 2......................     2.05%    12,481,391    12.395712      154,715,728
American Funds Bond Fund --
 Class 2......................     2.10%       168,763    12.885198        2,174,543
American Funds Bond Fund --
 Class 2......................     2.15%     3,196,949    12.769303       40,822,806
American Funds Bond Fund --
 Class 2......................     2.20%     7,692,562    12.747509       98,060,999
American Funds Bond Fund --
 Class 2......................     2.25%       543,929    12.311263        6,696,453
American Funds Bond Fund --
 Class 2......................     2.30%       337,645    12.294833        4,151,287
American Funds Bond Fund --
 Class 2......................     2.35%       772,789     12.68229        9,800,732
American Funds Bond Fund --
 Class 2......................     2.40%       491,419     12.24828        6,019,035
American Funds Bond Fund --
 Class 2......................     2.45%       285,282    12.236027        3,490,724
American Funds Bond Fund --
 Class 2......................     2.50%       894,408    12.223762       10,933,034
American Funds Bond Fund --
 Class 2......................     2.55%        19,542    12.211532          238,633
American Funds Global Growth
 Fund -- Class 2..............     0.55%         3,327    12.151586           40,432
American Funds Global Growth
 Fund -- Class 2..............     0.85%       289,297    13.282208        3,842,498
American Funds Global Growth
 Fund -- Class 2..............     0.95%     2,293,916    13.500633       30,969,313
American Funds Global Growth
 Fund -- Class 2..............     1.05%        35,628    13.298451          473,793
American Funds Global Growth
 Fund -- Class 2..............     1.10%       167,520    13.375337        2,240,641
American Funds Global Growth
 Fund -- Class 2..............     1.15%       153,130      13.3684        2,047,110
American Funds Global Growth
 Fund -- Class 2..............     1.25%       329,118    13.262029        4,364,768
American Funds Global Growth
 Fund -- Class 2..............     1.30%       710,616    13.244352        9,411,645
American Funds Global Growth
 Fund -- Class 2..............     1.35%     1,643,374    13.226692       21,736,397
American Funds Global Growth
 Fund -- Class 2..............     1.40%     4,933,125    13.372654       65,968,976
American Funds Global Growth
 Fund -- Class 2..............     1.45%       734,796    13.176629        9,682,139
American Funds Global Growth
 Fund -- Class 2..............     1.50%         8,195    13.154122          107,792
American Funds Global Growth
 Fund -- Class 2..............     1.55%       868,527    13.242871       11,501,790
American Funds Global Growth
 Fund -- Class 2..............     1.60%       602,638    13.241634        7,979,910
American Funds Global Growth
 Fund -- Class 2..............     1.65%     3,265,568    13.157006       42,965,095
American Funds Global Growth
 Fund -- Class 2..............     1.70%     5,722,998    10.241449       58,611,796
American Funds Global Growth
 Fund -- Class 2..............     1.75%     2,255,929    13.113143       29,582,322
American Funds Global Growth
 Fund -- Class 2..............     1.80%       214,139    13.034264        2,791,149
American Funds Global Growth
 Fund -- Class 2..............     1.85%     3,762,629    10.161112       38,232,490
American Funds Global Growth
 Fund -- Class 2..............     1.90%     1,277,768    10.141085       12,957,952
American Funds Global Growth
 Fund -- Class 2..............     1.95%       292,045    13.023825        3,803,546
American Funds Global Growth
 Fund -- Class 2..............     2.00%     2,487,966    12.906509       32,110,958
American Funds Global Growth
 Fund -- Class 2..............     2.05%     8,295,583    10.061588       83,466,733
American Funds Global Growth
 Fund -- Class 2..............     2.10%        66,941    12.957217          867,371
American Funds Global Growth
 Fund -- Class 2..............     2.15%     1,321,010    12.840563       16,962,509
American Funds Global Growth
 Fund -- Class 2..............     2.20%     3,673,730    12.818635       47,092,204
American Funds Global Growth
 Fund -- Class 2..............     2.25%       410,428     9.993039        4,101,419
American Funds Global Growth
 Fund -- Class 2..............     2.30%       160,665     9.979720        1,603,394
American Funds Global Growth
 Fund -- Class 2..............     2.35%       524,279    12.753082        6,686,170
American Funds Global Growth
 Fund -- Class 2..............     2.40%       381,411     9.941952        3,791,969
American Funds Global Growth
 Fund -- Class 2..............     2.45%       216,428     9.110777        1,971,827
American Funds Global Growth
 Fund -- Class 2..............     2.50%       801,478     9.101673        7,294,787
American Funds Global Growth
 Fund -- Class 2..............     2.55%         7,732     9.092566           70,308
American Funds Growth Fund --
 Class 2......................     0.55%         8,525    10.606836           90,419
American Funds Growth Fund --
 Class 2......................     0.70%         4,457    10.526063           46,910

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Growth Fund --
 Class 2......................     0.85%     1,267,837   $13.810812  $    17,509,856
American Funds Growth Fund --
 Class 2......................     0.95%     8,222,585    14.038034      115,428,934
American Funds Growth Fund --
 Class 2......................     1.05%       179,698    13.220673        2,375,730
American Funds Growth Fund --
 Class 2......................     1.10%       385,720    13.907753        5,364,505
American Funds Growth Fund --
 Class 2......................     1.15%       709,161    13.900487        9,857,681
American Funds Growth Fund --
 Class 2......................     1.25%     1,040,727    13.789864       14,351,479
American Funds Growth Fund --
 Class 2......................     1.30%     3,509,936    13.771486       48,337,036
American Funds Growth Fund --
 Class 2......................     1.35%     8,674,576    13.753099      119,302,301
American Funds Growth Fund --
 Class 2......................     1.40%    22,832,781    13.294487      303,550,104
American Funds Growth Fund --
 Class 2......................     1.45%     2,533,193    13.701076       34,707,468
American Funds Growth Fund --
 Class 2......................     1.50%        26,841    13.677659          367,120
American Funds Growth Fund --
 Class 2......................     1.55%     4,836,980    13.165428       63,680,915
American Funds Growth Fund --
 Class 2......................     1.60%     3,877,627    13.164221       51,045,935
American Funds Growth Fund --
 Class 2......................     1.65%    19,458,193    13.080072      254,514,569
American Funds Growth Fund --
 Class 2......................     1.70%    41,182,484     9.121327      375,638,907
American Funds Growth Fund --
 Class 2......................     1.75%    13,300,027    13.036386      173,384,289
American Funds Growth Fund --
 Class 2......................     1.80%     1,379,502    12.957983       17,875,567
American Funds Growth Fund --
 Class 2......................     1.85%    28,889,337     9.049791      261,442,460
American Funds Growth Fund --
 Class 2......................     1.90%     7,847,140     9.031928       70,874,806
American Funds Growth Fund --
 Class 2......................     1.95%     1,662,427    12.947608       21,524,454
American Funds Growth Fund --
 Class 2......................     2.00%    21,099,772    12.831030      270,731,804
American Funds Growth Fund --
 Class 2......................     2.05%    66,244,184     8.961068      593,618,640
American Funds Growth Fund --
 Class 2......................     2.10%       498,929    12.881416        6,426,912
American Funds Growth Fund --
 Class 2......................     2.15%    13,599,502    12.765434      173,603,539
American Funds Growth Fund --
 Class 2......................     2.20%    30,403,796    12.743632      387,454,782
American Funds Growth Fund --
 Class 2......................     2.25%     2,744,458     8.900042       24,425,794
American Funds Growth Fund --
 Class 2......................     2.30%     1,608,473     8.888164       14,296,369
American Funds Growth Fund --
 Class 2......................     2.35%     3,341,356    12.678468       42,363,279
American Funds Growth Fund --
 Class 2......................     2.40%     1,644,547     8.854519       14,561,674
American Funds Growth Fund --
 Class 2......................     2.45%     2,089,926      8.87904       18,556,532
American Funds Growth Fund --
 Class 2......................     2.50%     5,502,536     8.870148       48,808,305
American Funds Growth Fund --
 Class 2......................     2.55%        65,623     8.861284          581,508
American Funds Growth-Income
 Fund -- Class 2..............     0.55%        14,103    13.131137          185,184
American Funds Growth-Income
 Fund -- Class 2..............     0.70%         2,069    13.031189           26,957
American Funds Growth-Income
 Fund -- Class 2..............     0.85%     1,938,832    13.864101       26,880,164
American Funds Growth-Income
 Fund -- Class 2..............     0.95%    12,171,511    14.092055      171,521,606
American Funds Growth-Income
 Fund -- Class 2..............     1.05%       260,447    12.264116        3,194,157
American Funds Growth-Income
 Fund -- Class 2..............     1.10%       600,176    13.961308        8,379,238
American Funds Growth-Income
 Fund -- Class 2..............     1.15%       897,964    13.954008       12,530,191
American Funds Growth-Income
 Fund -- Class 2..............     1.25%     1,434,942    13.843027       19,863,942
American Funds Growth-Income
 Fund -- Class 2..............     1.30%     4,893,258    13.824560       67,647,144
American Funds Growth-Income
 Fund -- Class 2..............     1.35%     9,763,205    13.806136      134,792,135
American Funds Growth-Income
 Fund -- Class 2..............     1.40%    31,215,176    12.332540      384,962,406
American Funds Growth-Income
 Fund -- Class 2..............     1.45%     3,334,338    13.753856       45,860,002
American Funds Growth-Income
 Fund -- Class 2..............     1.50%        31,577    13.730403          433,558
American Funds Growth-Income
 Fund -- Class 2..............     1.55%     6,115,735    12.212832       74,690,449
American Funds Growth-Income
 Fund -- Class 2..............     1.60%     4,712,177    12.211771       57,544,025
American Funds Growth-Income
 Fund -- Class 2..............     1.65%    20,433,276    12.133730      247,931,851

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Growth-Income
 Fund -- Class 2..............     1.70%    30,950,458   $12.297253  $   380,605,615
American Funds Growth-Income
 Fund -- Class 2..............     1.75%    16,401,435    12.093219      198,346,145
American Funds Growth-Income
 Fund -- Class 2..............     1.80%     1,713,748    12.020463       20,600,044
American Funds Growth-Income
 Fund -- Class 2..............     1.85%    21,755,183    12.200825      265,431,181
American Funds Growth-Income
 Fund -- Class 2..............     1.90%     5,898,006    12.176779       71,818,717
American Funds Growth-Income
 Fund -- Class 2..............     1.95%     1,770,595    12.010838       21,266,334
American Funds Growth-Income
 Fund -- Class 2..............     2.00%    21,332,986    11.902747      253,921,132
American Funds Growth-Income
 Fund -- Class 2..............     2.05%    41,802,992    12.081342      505,036,244
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       617,507    11.949429        7,378,858
American Funds Growth-Income
 Fund -- Class 2..............     2.15%    15,289,762    11.841883      181,059,578
American Funds Growth-Income
 Fund -- Class 2..............     2.20%    30,745,366    11.821667      363,461,473
American Funds Growth-Income
 Fund -- Class 2..............     2.25%     1,782,343    11.999034       21,386,396
American Funds Growth-Income
 Fund -- Class 2..............     2.30%       944,255    11.983014       11,315,020
American Funds Growth-Income
 Fund -- Class 2..............     2.35%     3,382,100    11.761183       39,777,500
American Funds Growth-Income
 Fund -- Class 2..............     2.40%     1,317,810    11.937656       15,731,558
American Funds Growth-Income
 Fund -- Class 2..............     2.45%     1,742,888    12.099317       21,087,751
American Funds Growth-Income
 Fund -- Class 2..............     2.50%     3,941,635    12.087207       47,643,362
American Funds Growth-Income
 Fund -- Class 2..............     2.55%        56,514    12.075123          682,419
American Funds International
 Fund -- Class 2..............     0.55%         3,909    12.559161           49,090
American Funds International
 Fund -- Class 2..............     0.70%         1,550    12.463539           19,316
American Funds International
 Fund -- Class 2..............     0.85%       455,205    13.330608        6,068,153
American Funds International
 Fund -- Class 2..............     0.95%     1,651,710    13.549838       22,380,409
American Funds International
 Fund -- Class 2..............     1.05%        42,459    13.936364          591,720
American Funds International
 Fund -- Class 2..............     1.10%        87,531    13.424100        1,175,024
American Funds International
 Fund -- Class 2..............     1.15%       157,448    13.417097        2,112,501
American Funds International
 Fund -- Class 2..............     1.25%       231,706    13.310369        3,084,092
American Funds International
 Fund -- Class 2..............     1.30%       454,692    13.292623        6,044,052
American Funds International
 Fund -- Class 2..............     1.35%     2,812,547    13.274910       37,336,311
American Funds International
 Fund -- Class 2..............     1.40%     6,360,146    14.014181       89,132,243
American Funds International
 Fund -- Class 2..............     1.45%       427,261    13.224675        5,650,392
American Funds International
 Fund -- Class 2..............     1.50%         2,965     13.20207           39,148
American Funds International
 Fund -- Class 2..............     1.55%     1,359,494    13.878132       18,867,238
American Funds International
 Fund -- Class 2..............     1.60%     1,036,270    13.876899       14,380,220
American Funds International
 Fund -- Class 2..............     1.65%     4,143,852    13.788217       57,136,335
American Funds International
 Fund -- Class 2..............     1.70%     8,328,370    10.540819       87,787,840
American Funds International
 Fund -- Class 2..............     1.75%     3,042,413    13.742204       41,809,465
American Funds International
 Fund -- Class 2..............     1.80%       313,879    13.659561        4,287,454
American Funds International
 Fund -- Class 2..............     1.85%     6,478,572    10.458200       67,754,207
American Funds International
 Fund -- Class 2..............     1.90%     2,044,761    10.437555       21,342,309
American Funds International
 Fund -- Class 2..............     1.95%       391,078    13.648603        5,337,673
American Funds International
 Fund -- Class 2..............     2.00%     3,486,828    13.525726       47,161,885
American Funds International
 Fund -- Class 2..............     2.05%    11,331,477    10.355704      117,345,419
American Funds International
 Fund -- Class 2..............     2.10%       162,780    13.578833        2,210,364
American Funds International
 Fund -- Class 2..............     2.15%     3,129,143    13.456590       42,107,590
American Funds International
 Fund -- Class 2..............     2.20%     8,369,920    13.433597      112,438,137
American Funds International
 Fund -- Class 2..............     2.25%       451,437    10.285215        4,643,130
American Funds International
 Fund -- Class 2..............     2.30%       335,874    10.271464        3,449,916
American Funds International
 Fund -- Class 2..............     2.35%       569,191    13.364926        7,607,197

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds International
 Fund -- Class 2..............     2.40%       522,234   $10.232625  $     5,343,822
American Funds International
 Fund -- Class 2..............     2.45%       486,312     9.345269        4,544,717
American Funds International
 Fund -- Class 2..............     2.50%     1,642,053     9.335922       15,330,077
American Funds International
 Fund -- Class 2..............     2.55%        12,018     9.326581          112,088
American Funds New World
 Fund -- Class 2..............     0.55%         2,642    17.637753           46,593
American Funds New World
 Fund -- Class 2..............     0.70%         1,240    17.503561           21,709
American Funds New World
 Fund -- Class 2..............     0.85%        99,197    17.897502        1,775,378
American Funds New World
 Fund -- Class 2..............     0.95%       310,703    18.191741        5,652,227
American Funds New World
 Fund -- Class 2..............     1.05%         9,596    16.789842          161,108
American Funds New World
 Fund -- Class 2..............     1.10%        46,729    18.022950          842,198
American Funds New World
 Fund -- Class 2..............     1.15%        36,017    18.013583          648,792
American Funds New World
 Fund -- Class 2..............     1.25%        43,876    17.870317          784,082
American Funds New World
 Fund -- Class 2..............     1.30%        59,212    17.846478        1,056,731
American Funds New World
 Fund -- Class 2..............     1.35%       562,565    17.822707       10,026,426
American Funds New World
 Fund -- Class 2..............     1.40%     1,438,081    16.883506       24,279,851
American Funds New World
 Fund -- Class 2..............     1.45%        64,257    17.755246        1,140,904
American Funds New World
 Fund -- Class 2..............     1.50%           297    17.724939            5,268
American Funds New World
 Fund -- Class 2..............     1.55%       280,180    16.719672        4,684,526
American Funds New World
 Fund -- Class 2..............     1.60%       121,608    16.718171        2,033,057
American Funds New World
 Fund -- Class 2..............     1.65%     1,047,123    16.611307       17,394,078
American Funds New World
 Fund -- Class 2..............     1.70%     1,541,884    15.697696       24,204,019
American Funds New World
 Fund -- Class 2..............     1.75%       693,109    16.555925       11,475,069
American Funds New World
 Fund -- Class 2..............     1.80%        44,886    16.456314          738,652
American Funds New World
 Fund -- Class 2..............     1.85%     1,135,070    15.574668       17,678,337
American Funds New World
 Fund -- Class 2..............     1.90%       423,060     15.54395        6,576,031
American Funds New World
 Fund -- Class 2..............     1.95%        92,527    16.443174        1,521,444
American Funds New World
 Fund -- Class 2..............     2.00%       986,562    16.295158       16,076,180
American Funds New World
 Fund -- Class 2..............     2.05%     1,576,967    15.422126       24,320,182
American Funds New World
 Fund -- Class 2..............     2.10%        67,766    16.359094        1,108,588
American Funds New World
 Fund -- Class 2..............     2.15%       603,623    16.211848        9,785,844
American Funds New World
 Fund -- Class 2..............     2.20%     1,812,247    16.184177       29,329,729
American Funds New World
 Fund -- Class 2..............     2.25%       106,443    15.317077        1,630,392
American Funds New World
 Fund -- Class 2..............     2.30%        31,250    15.296657          478,016
American Funds New World
 Fund -- Class 2..............     2.35%       188,981    16.101432        3,042,857
American Funds New World
 Fund -- Class 2..............     2.40%        67,790    15.238782        1,033,035
American Funds New World
 Fund -- Class 2..............     2.45%        67,064    15.223536        1,020,945
American Funds New World
 Fund -- Class 2..............     2.50%       250,368    15.208322        3,807,672
American Funds New World
 Fund -- Class 2..............     2.55%           890    15.193093           13,522
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.85%        82,700    16.376893        1,354,370
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.95%       532,796    16.646151        8,868,996
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.05%        12,483    17.265075          215,525
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.10%        54,204    16.491730          893,911
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.15%        39,209    16.483116          646,290
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.25%       118,152    16.352004        1,932,023
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.30%       190,813    16.330207        3,116,010
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%       857,677    16.308446       13,987,383
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%     2,147,179    17.361379       37,277,986
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.45%       213,422    16.246757        3,467,422

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.50%           634   $16.219009  $        10,279
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%       397,172    17.192908        6,828,537
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%       333,325    17.191326        5,730,292
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%     1,534,725    17.081429       26,215,291
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%     3,050,019    12.647899       38,576,333
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%     1,004,532    17.024472       17,101,623
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%       126,965    16.922047        2,148,509
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%     2,604,775    12.548704       32,686,546
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%       839,081    12.523989       10,508,635
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%       127,096    16.908522        2,149,004
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%     1,871,012    16.756246       31,351,131
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%     3,977,548    12.425792       49,424,185
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%        71,685    16.822129        1,205,890
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%     1,308,281    16.670604       21,809,836
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%     2,899,356    16.642149       48,251,515
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%       213,745    12.341187        2,637,870
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%       234,726    12.324734        2,892,933
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%       270,515    16.557086        4,478,937
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%       134,604    12.278087        1,652,682
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.45%       182,410    12.107195        2,208,476
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.50%       476,926    12.095083        5,768,459
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.55%         1,303    12.083008           15,738
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.85%       295,756    13.581424        4,016,791
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.95%       873,414    13.669823       11,939,415
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.05%        70,901    13.509095          957,815
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.10%         5,065    13.615200           68,966
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.15%       139,727    13.597030        1,899,878
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.25%       179,437    13.560786        2,433,305
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.30%       374,711    13.542704        5,074,599
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%     2,468,471    13.524634       33,385,169
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%       861,688    13.506580       11,638,453
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.45%       575,122    13.488578        7,757,579
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.50%           502    13.470576            6,762
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.55%       547,691    13.452611        7,367,875
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.60%       141,951    13.434655        1,907,061
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.65%     2,205,117    13.416743       29,585,484
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.70%     4,408,958    13.398850       59,074,963
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.75%       896,424    13.380965       11,995,023
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.80%        68,102    13.363131          910,054
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.85%     4,897,207    13.345293       65,354,658
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.90%       820,496    13.327504       10,935,169
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.95%       250,640    13.309713        3,335,943
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.00%     2,528,040    13.291962       33,602,605
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.05%     4,576,147    13.274231       60,744,832
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.10%        39,282    13.256530          520,745
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.15%     2,842,147    13.238832       37,626,711
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.20%     8,372,490    13.221188      110,694,262
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.25%       235,543    13.203541        3,110,008

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.30%       178,385   $13.185932  $     2,352,179
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.35%       544,869    13.168344        7,175,027
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.40%        85,389    13.150762        1,122,930
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.45%       332,491    13.137605        4,368,140
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.50%       892,230    13.124449       11,710,031
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.55%        16,010    13.111329          209,916
Franklin Income Securities
 Fund -- Class 2..............     0.55%         1,455    13.933173           20,273
Franklin Income Securities
 Fund -- Class 2..............     0.85%       931,810    13.593697       12,666,742
Franklin Income Securities
 Fund -- Class 2..............     0.95%     1,513,968    13.730143       20,786,994
Franklin Income Securities
 Fund -- Class 2..............     1.05%       278,757    13.487558        3,759,746
Franklin Income Securities
 Fund -- Class 2..............     1.10%        12,397    13.654784          169,280
Franklin Income Securities
 Fund -- Class 2..............     1.15%       249,583    13.629761        3,401,757
Franklin Income Securities
 Fund -- Class 2..............     1.25%       212,362    13.573045        2,882,402
Franklin Income Securities
 Fund -- Class 2..............     1.30%       635,267    13.554926        8,610,997
Franklin Income Securities
 Fund -- Class 2..............     1.35%     5,383,744    13.536847       72,878,925
Franklin Income Securities
 Fund -- Class 2..............     1.40%     1,953,289    13.505289       26,379,732
Franklin Income Securities
 Fund -- Class 2..............     1.45%       950,768    13.485646       12,821,720
Franklin Income Securities
 Fund -- Class 2..............     1.50%         1,291    13.462636           17,382
Franklin Income Securities
 Fund -- Class 2..............     1.55%     1,430,580    13.431155       19,214,338
Franklin Income Securities
 Fund -- Class 2..............     1.60%       353,429    13.406529        4,738,251
Franklin Income Securities
 Fund -- Class 2..............     1.65%     6,192,434    13.381956       82,866,883
Franklin Income Securities
 Fund -- Class 2..............     1.70%    12,894,745    13.357413      172,240,433
Franklin Income Securities
 Fund -- Class 2..............     1.75%     3,407,185    13.332934       45,427,777
Franklin Income Securities
 Fund -- Class 2..............     1.80%       144,269    13.308489        1,920,004
Franklin Income Securities
 Fund -- Class 2..............     1.85%    10,487,046    13.284089      139,310,850
Franklin Income Securities
 Fund -- Class 2..............     1.90%     2,662,252    13.259732       35,300,753
Franklin Income Securities
 Fund -- Class 2..............     1.95%       669,036    13.242118        8,859,449
Franklin Income Securities
 Fund -- Class 2..............     2.00%     6,867,476    13.211201       90,727,609
Franklin Income Securities
 Fund -- Class 2..............     2.05%    14,887,213    13.186944      196,316,850
Franklin Income Securities
 Fund -- Class 2..............     2.10%       131,869    13.174420        1,737,298
Franklin Income Securities
 Fund -- Class 2..............     2.15%     6,082,994    13.143644       79,952,705
Franklin Income Securities
 Fund -- Class 2..............     2.20%    21,588,531    13.121211      283,267,668
Franklin Income Securities
 Fund -- Class 2..............     2.25%       637,778    13.097139        8,353,065
Franklin Income Securities
 Fund -- Class 2..............     2.30%       288,623    13.079648        3,775,085
Franklin Income Securities
 Fund -- Class 2..............     2.35%       845,217    13.054083       11,033,528
Franklin Income Securities
 Fund -- Class 2..............     2.40%       230,469    13.030182        3,003,047
Franklin Income Securities
 Fund -- Class 2..............     2.45%       554,543    13.017142        7,218,568
Franklin Income Securities
 Fund -- Class 2..............     2.50%     1,816,384    13.004119       23,620,468
Franklin Income Securities
 Fund -- Class 2..............     2.55%        22,353    12.991094          290,384
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.85%        27,069    11.074918          299,782
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.95%        44,561    11.186141          498,461
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.05%         1,874    10.988405           20,587
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.15%        10,031    11.104315          111,392
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.25%         6,951    11.058075           76,864
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.30%        24,119    11.043336          266,350
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%       927,974    11.028606       10,234,262
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.40%       266,815    11.002866        2,935,730
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.45%        20,429    10.986835          224,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.55%       224,427   $10.942457  $     2,455,785
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.60%        17,152    10.922395          187,346
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%       877,535    10.902372        9,567,208
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%     1,775,690    10.882377       19,323,725
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.75%       254,860    10.862400        2,768,394
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.80%        29,571    10.842489          320,628
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.85%     1,951,487    10.822598       21,120,164
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.90%       312,925    10.802753        3,380,454
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.95%       103,515    10.788398        1,116,760
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.00%       944,232    10.763160       10,162,915
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.05%     1,495,944    10.743448       16,071,599
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.10%        16,413    10.733236          176,162
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.15%     1,481,086    10.708142       15,859,677
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.20%     3,059,899    10.689840       32,709,825
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.25%        35,565    10.670235          379,489
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.30%        80,981    10.655997          862,931
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.35%        94,739    10.635145        1,007,562
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.40%        51,189    10.615638          543,406
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.45%       191,187    10.605010        2,027,539
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.50%       423,108    10.594401        4,482,581
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.55%         3,130    10.583797           33,128
Franklin Real Estate Fund --
 Class 2......................     0.95%        31,171    28.226888          879,850
Franklin Real Estate Fund --
 Class 2......................     1.10%         1,918    27.965159           53,628
Franklin Real Estate Fund --
 Class 2......................     1.15%         2,511    27.950613           70,190
Franklin Real Estate Fund --
 Class 2......................     1.30%         2,381    27.691394           65,934
Franklin Real Estate Fund --
 Class 2......................     1.40%       571,368    23.916634       13,665,201
Franklin Real Estate Fund --
 Class 2......................     1.45%           899    27.549812           24,776
Franklin Real Estate Fund --
 Class 2......................     1.55%        69,847    23.684579        1,654,292
Franklin Real Estate Fund --
 Class 2......................     1.60%        77,322    23.682543        1,831,178
Franklin Real Estate Fund --
 Class 2......................     1.65%       268,558    23.531147        6,319,477
Franklin Real Estate Fund --
 Class 2......................     1.70%       224,124    21.516397        4,822,333
Franklin Real Estate Fund --
 Class 2......................     1.75%        42,780    23.452763        1,003,306
Franklin Real Estate Fund --
 Class 2......................     1.80%        26,707    23.311702          622,583
Franklin Real Estate Fund --
 Class 2......................     1.85%       149,573    21.347773        3,193,044
Franklin Real Estate Fund --
 Class 2......................     1.90%        65,583    21.305705        1,397,286
Franklin Real Estate Fund --
 Class 2......................     1.95%         1,178    23.293027           27,436
Franklin Real Estate Fund --
 Class 2......................     2.00%        48,280    23.083482        1,114,470
Franklin Real Estate Fund --
 Class 2......................     2.05%        75,070    21.138835        1,586,892
Franklin Real Estate Fund --
 Class 2......................     2.10%         3,951    23.173933           91,551
Franklin Real Estate Fund --
 Class 2......................     2.15%         8,059    22.965502          185,078
Franklin Real Estate Fund --
 Class 2......................     2.20%         1,308    22.926274           29,978
Franklin Real Estate Fund --
 Class 2......................     2.25%         6,145    20.994823          129,011
Franklin Real Estate Fund --
 Class 2......................     2.30%           747    20.973808           15,659
Franklin Real Estate Fund --
 Class 2......................     2.35%           322    22.809046            7,336
Franklin Real Estate Fund --
 Class 2......................     2.40%        10,603    20.887509          221,466
Franklin Real Estate Fund --
 Class 2......................     2.55%           504    20.824893           10,496
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.85%        44,613    12.120647          540,744
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.95%       172,559    12.320038        2,125,936

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.05%         2,734   $12.578657  $        34,390
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.10%         9,778    12.205717          119,346
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.15%        30,378    12.199338          370,597
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.25%        20,288    12.102229          245,528
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.30%        71,017    12.086090          858,319
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.35%       688,369    12.069992        8,308,609
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%     2,610,967    12.648861       33,025,762
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.45%        40,997    12.024304          492,965
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.50%         1,500    12.003779           18,008
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.55%       556,721    12.526071        6,973,528
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.60%       467,059    12.524934        5,849,886
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%     1,963,025    12.444845       24,429,545
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%     5,544,051     7.222717       40,043,108
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.75%     1,862,680    12.403324       23,103,427
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.80%       159,763    12.328699        1,969,667
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.85%     2,674,189     7.166078       19,163,450
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.90%     1,313,416     7.151938        9,393,472
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.95%       179,111    12.318841        2,206,442
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.00%     2,819,395    12.207915       34,418,931
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.05%     9,563,274     7.095824       67,859,313
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.10%       121,877    12.255856        1,493,712
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.15%       979,462    12.145469       11,896,031
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.20%     2,871,009    12.124733       34,810,216
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.25%       318,086     7.047513        2,241,716
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.30%       234,629     7.038104        1,651,341
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.35%       401,141     12.06273        4,838,860
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.40%       388,312     7.011484        2,722,643
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.45%       244,327     6.973142        1,703,730
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.50%       562,137     6.966161        3,915,939
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.55%        12,357     6.959172           85,996
Franklin Strategic Income
 Securities Fund --
 Class 1......................     0.85%       150,979    14.972815        2,260,587
Franklin Strategic Income
 Securities Fund --
 Class 1......................     0.95%       500,450    15.218883        7,616,289
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.05%        27,941    14.467585          404,244
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.10%        20,567    15.077744          310,109
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.15%        46,511    15.069884          700,912
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.25%        74,020    14.950049        1,106,597
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.30%       309,876    14.930114        4,626,483
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.35%     1,394,347    14.910177       20,789,956
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%     2,045,772    14.548230       29,762,362
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.45%       293,429    14.853750        4,358,524
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.50%         4,863    14.828397           72,115
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.55%       584,722    14.407047        8,424,122
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.60%       344,347    14.405771        4,960,583
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%     2,394,443    14.313734       34,273,419
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%     4,183,550    13.757636       57,555,755
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.75%     1,919,263    14.265966       27,380,141
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.80%       163,587    14.180178        2,319,696
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.85%     2,535,565    13.649800       34,609,950

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.90%       819,858   $13.622928  $    11,168,862
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.95%       188,344    14.168791        2,668,603
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.00%     2,811,194    14.041323       39,472,878
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.05%     6,166,203    13.516172       83,343,467
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.10%       106,553    14.096324        1,502,007
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.15%     1,845,494    13.969533       25,780,692
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.20%     4,993,415    13.945690       69,636,613
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.25%       177,941    13.424102        2,388,701
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.30%       255,611    13.406176        3,426,765
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.35%       309,713    13.874368        4,297,066
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.40%       154,726    13.355440        2,066,439
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.45%       186,285    13.429528        2,501,722
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.50%       385,646    13.416093        5,173,857
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.55%         9,980    13.402661          133,754
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     0.85%        28,326    10.524182          298,107
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     0.95%        13,140    10.515401          138,168
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.05%         1,516    10.506633           15,924
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.10%         3,591    10.502247           37,709
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.15%        11,780    10.497862          123,662
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.30%         8,478    10.484721           88,888
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.35%       107,904    10.480346        1,130,868
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.40%        28,098    10.475962          294,357
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.45%           631    10.471601            6,605
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.55%        33,734    10.462852          352,955
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.60%         1,118    10.458490           11,688
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.65%        18,920    10.454122          197,789
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.70%       239,405    10.449753        2,501,719
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.75%        32,218    10.445397          336,533
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.85%       203,748    10.436675        2,126,450
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.90%        45,318    10.432322          472,774
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.95%         5,328    10.427961           55,565
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.00%        50,662    10.423610          528,085
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.05%       113,541    10.419264        1,183,013
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.15%        32,089    10.410565          334,066
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.20%       439,578    10.406233        4,574,348
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.25%        15,043    10.401874          156,473
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.30%         1,026    10.397531           10,671
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.35%           750    10.393195            7,800
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.45%         3,764    10.384516           39,092
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.50%        37,449    10.380183          388,732
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     0.85%        29,922    10.357740          309,923
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     0.95%         5,106    10.349094           52,838
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.05%         9,533    10.340441           98,574
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.15%         2,076    10.331811           21,453
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.35%        57,717    10.314563          595,326
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.40%        20,757    10.310259          214,011
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.55%        22,176    10.297352          228,352
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.60%         1,675    10.293038           17,245

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.65%        34,934   $10.288754  $       359,432
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.70%        46,652    10.284470          479,795
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.75%         8,023    10.280175           82,483
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.80%        17,208    10.275882          176,829
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.85%        87,871    10.271591          902,575
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.90%        13,498    10.267298          138,586
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.95%         5,216    10.263016           53,532
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.00%        20,094    10.258718          206,142
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.05%        23,023    10.254438          236,092
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.15%        10,898    10.245885          111,657
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.20%        87,751    10.241601          898,711
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.25%         4,010    10.237326           41,056
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.35%         3,419    10.228783           34,976
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.50%        14,570    10.215971          148,845
Mutual Shares Securities
 Fund -- Class 2..............     0.55%         1,273    15.111786           19,239
Mutual Shares Securities
 Fund -- Class 2..............     0.70%         1,613    14.996784           24,187
Mutual Shares Securities
 Fund -- Class 2..............     0.85%       432,871    16.752733        7,251,771
Mutual Shares Securities
 Fund -- Class 2..............     0.95%     1,227,495    17.028134       20,901,947
Mutual Shares Securities
 Fund -- Class 2..............     1.05%       113,647    14.921813        1,695,816
Mutual Shares Securities
 Fund -- Class 2..............     1.10%        70,749    16.870189        1,193,545
Mutual Shares Securities
 Fund -- Class 2..............     1.15%       206,193    16.861378        3,476,692
Mutual Shares Securities
 Fund -- Class 2..............     1.25%       130,336    16.727291        2,180,161
Mutual Shares Securities
 Fund -- Class 2..............     1.30%       503,757    16.704986        8,415,261
Mutual Shares Securities
 Fund -- Class 2..............     1.35%     2,738,046    16.682684       45,677,953
Mutual Shares Securities
 Fund -- Class 2..............     1.40%     5,089,500    15.005045       76,368,175
Mutual Shares Securities
 Fund -- Class 2..............     1.45%       445,771    16.619542        7,408,504
Mutual Shares Securities
 Fund -- Class 2..............     1.50%         4,563    16.591159           75,703
Mutual Shares Securities
 Fund -- Class 2..............     1.55%     1,297,616    14.859421       19,281,816
Mutual Shares Securities
 Fund -- Class 2..............     1.60%       885,616    14.858105       13,158,570
Mutual Shares Securities
 Fund -- Class 2..............     1.65%     6,333,544    14.763142       93,503,015
Mutual Shares Securities
 Fund -- Class 2..............     1.70%    11,562,177    14.173059      163,871,420
Mutual Shares Securities
 Fund -- Class 2..............     1.75%     3,731,675    14.713910       54,907,535
Mutual Shares Securities
 Fund -- Class 2..............     1.80%       491,196    14.625387        7,183,928
Mutual Shares Securities
 Fund -- Class 2..............     1.85%     6,872,042    14.062000       96,634,654
Mutual Shares Securities
 Fund -- Class 2..............     1.90%     2,798,308    14.034277       39,272,228
Mutual Shares Securities
 Fund -- Class 2..............     1.95%       524,380    14.613661        7,663,118
Mutual Shares Securities
 Fund -- Class 2..............     2.00%     6,966,625    14.482164      100,891,810
Mutual Shares Securities
 Fund -- Class 2..............     2.05%    15,977,503    13.924285      222,475,309
Mutual Shares Securities
 Fund -- Class 2..............     2.10%       189,869    14.538918        2,760,492
Mutual Shares Securities
 Fund -- Class 2..............     2.15%     4,063,605    14.408113       58,548,880
Mutual Shares Securities
 Fund -- Class 2..............     2.20%    14,132,412    14.383505      203,273,615
Mutual Shares Securities
 Fund -- Class 2..............     2.25%       516,651    13.829432        7,144,989
Mutual Shares Securities
 Fund -- Class 2..............     2.30%       340,805    13.810974        4,706,848
Mutual Shares Securities
 Fund -- Class 2..............     2.35%       813,348    14.309946       11,638,967
Mutual Shares Securities
 Fund -- Class 2..............     2.40%       455,603    13.758692        6,268,506
Mutual Shares Securities
 Fund -- Class 2..............     2.45%       487,446    14.286334        6,963,819
Mutual Shares Securities
 Fund -- Class 2..............     2.50%     1,243,064    14.272029       17,741,053
Mutual Shares Securities
 Fund -- Class 2..............     2.55%        26,740    14.257743          381,253

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.85%        13,107   $18.811427  $       246,563
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.95%        67,438    19.120676        1,289,454
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.05%         3,661    16.163531           59,169
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.10%         4,443    18.943275           84,168
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.15%         9,431    18.933459          178,556
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.25%         9,538    18.782841          179,150
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.30%        12,345    18.757788          231,557
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%       418,028    18.732790        7,830,839
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%       740,947    16.253770       12,043,177
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.45%        42,032    18.661951          784,390
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%       199,591    16.095973        3,212,611
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%        90,991    16.094630        1,464,470
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%       674,957    15.991659       10,793,676
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%       889,568    19.265102       17,137,611
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%       436,340    15.938382        6,954,561
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%        41,881    15.842406          663,504
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%       824,359    19.114107       15,756,889
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%       182,592    19.076428        3,483,207
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%        76,903    15.829803        1,217,358
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%       754,973    15.687251       11,843,458
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%     1,013,486    18.926901       19,182,157
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%        84,627    15.748903        1,332,775
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%       667,895    15.607072       10,423,879
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%     1,241,774    15.580457       19,347,397
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%        36,456    18.798018          685,305
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%        75,412    18.772957        1,415,712
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%       109,675    15.500807        1,700,049
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.40%        32,389    18.701938          605,744
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.45%        47,250    16.562801          782,585
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.50%        99,739    16.546237        1,650,300
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.55%         1,887    16.529708           31,194
Templeton Foreign Securities
 Fund -- Class 2..............     0.85%        95,831    12.154452        1,164,773
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%       414,515    12.354341        5,121,059
Templeton Foreign Securities
 Fund -- Class 2..............     1.05%        17,279    11.554725          199,654
Templeton Foreign Securities
 Fund -- Class 2..............     1.10%        13,070    12.239677          159,975
Templeton Foreign Securities
 Fund -- Class 2..............     1.15%        45,816    12.233316          560,478
Templeton Foreign Securities
 Fund -- Class 2..............     1.25%        48,048    12.135970          583,112
Templeton Foreign Securities
 Fund -- Class 2..............     1.30%       115,881    12.119801        1,404,461
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%     2,500,963    12.103636       30,270,750
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%     1,246,175    11.619174       14,479,530
Templeton Foreign Securities
 Fund -- Class 2..............     1.45%       186,401    12.057823        2,247,595
Templeton Foreign Securities
 Fund -- Class 2..............     1.50%            65    12.037218              779
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%       641,611    11.506406        7,382,633
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%       178,020    11.505364        2,048,181
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%     2,491,834    11.431795       28,486,135
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%     5,637,867    10.955610       61,766,277
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%     1,014,321    11.393653       11,556,819
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%       165,094    11.325093        1,869,709

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%     5,725,951   $10.869724  $    62,239,502
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%     1,056,690    10.848272       11,463,259
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%       284,488    11.316026        3,219,269
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%     2,559,238    11.214168       28,699,720
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%     6,510,774    10.763240       70,077,019
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%        77,444    11.258162          871,882
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%     3,865,063    11.156805       43,121,759
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%     9,246,326    11.137754      102,983,302
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%       149,822    10.689916        1,601,589
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%       198,714    10.675671        2,121,406
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%       423,198    11.080790        4,689,374
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%       205,778    10.635234        2,188,492
Templeton Foreign Securities
 Fund -- Class 2..............     2.45%       548,969    10.624614        5,832,582
Templeton Foreign Securities
 Fund -- Class 2..............     2.50%     1,398,704    10.613973       14,845,809
Templeton Foreign Securities
 Fund -- Class 2..............     2.55%        10,268    10.603352          108,873
Templeton Global Asset
 Allocation Fund --
 Class 2......................     0.95%        52,513    14.405588          756,480
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.10%           746    14.271929           10,648
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.15%         2,597    14.264505           37,046
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.30%         9,612    14.132164          135,833
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%       415,046    13.610814        5,649,117
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.45%         1,071    14.059886           15,059
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.55%       131,214    13.478687        1,768,595
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.60%        45,826    13.477499          617,614
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.65%       117,359    13.391336        1,571,600
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.70%       100,065    12.651541        1,265,978
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.75%        34,694    13.346696          463,055
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.80%        29,260    13.266384          388,176
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.85%        46,328    12.552381          581,527
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.90%        55,879    12.527620          700,036
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.95%         2,615    13.255786           34,660
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.00%        11,024    13.136494          144,820
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.05%        10,571    12.429414          131,395
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.15%         2,559    13.069300           33,449
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.20%         3,625    13.046993           47,295
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.35%         2,357    12.980266           30,598
Templeton Growth Securities
 Fund -- Class 2..............     0.85%       327,924    14.262017        4,676,861
Templeton Growth Securities
 Fund -- Class 2..............     0.95%       520,854    14.496496        7,550,552
Templeton Growth Securities
 Fund -- Class 2..............     1.05%        56,991    13.227413          753,841
Templeton Growth Securities
 Fund -- Class 2..............     1.10%         3,008    14.362002           43,207
Templeton Growth Securities
 Fund -- Class 2..............     1.15%       113,865    14.354506        1,634,475
Templeton Growth Securities
 Fund -- Class 2..............     1.25%        57,387    14.240351          817,205
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       213,688    14.221345        3,038,930
Templeton Growth Securities
 Fund -- Class 2..............     1.35%     2,175,723    14.202369       30,900,423
Templeton Growth Securities
 Fund -- Class 2..............     1.40%     1,617,253    13.301155       21,511,332
Templeton Growth Securities
 Fund -- Class 2..............     1.45%       297,967    14.148595        4,215,815
Templeton Growth Securities
 Fund -- Class 2..............     1.55%       858,016    13.172099       11,301,868
Templeton Growth Securities
 Fund -- Class 2..............     1.60%       264,749    13.170916        3,486,987
Templeton Growth Securities
 Fund -- Class 2..............     1.65%     3,293,112    13.086713       43,096,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Growth Securities
 Fund -- Class 2..............     1.70%     6,489,932   $12.931649  $    83,925,522
Templeton Growth Securities
 Fund -- Class 2..............     1.75%     1,531,792    13.043076       19,979,274
Templeton Growth Securities
 Fund -- Class 2..............     1.80%       105,340    12.964614        1,365,691
Templeton Growth Securities
 Fund -- Class 2..............     1.85%     4,766,005    12.830297       61,149,254
Templeton Growth Securities
 Fund -- Class 2..............     1.90%     1,720,211    12.804980       22,027,267
Templeton Growth Securities
 Fund -- Class 2..............     1.95%       326,394    12.954191        4,228,177
Templeton Growth Securities
 Fund -- Class 2..............     2.00%     3,348,873    12.837630       42,991,595
Templeton Growth Securities
 Fund -- Class 2..............     2.05%     6,587,873    12.704620       83,696,429
Templeton Growth Securities
 Fund -- Class 2..............     2.10%        88,114    12.887970        1,135,609
Templeton Growth Securities
 Fund -- Class 2..............     2.15%     3,014,321    12.771991       38,498,877
Templeton Growth Securities
 Fund -- Class 2..............     2.20%    11,479,553    12.750154      146,366,065
Templeton Growth Securities
 Fund -- Class 2..............     2.25%       233,828    12.618043        2,950,455
Templeton Growth Securities
 Fund -- Class 2..............     2.30%       160,820    12.601220        2,026,532
Templeton Growth Securities
 Fund -- Class 2..............     2.35%       475,589    12.684957        6,032,828
Templeton Growth Securities
 Fund -- Class 2..............     2.40%       129,934    12.553502        1,631,129
Templeton Growth Securities
 Fund -- Class 2..............     2.45%       510,169    12.260239        6,254,797
Templeton Growth Securities
 Fund -- Class 2..............     2.50%     1,426,686    12.247971       17,474,011
Templeton Growth Securities
 Fund -- Class 2..............     2.55%        19,939    12.235707          243,969
Mutual Discovery Securities
 Fund -- Class 2..............     0.55%         1,392    16.943447           23,589
Mutual Discovery Securities
 Fund -- Class 2..............     0.85%       262,474    16.655119        4,371,533
Mutual Discovery Securities
 Fund -- Class 2..............     0.95%       236,119    16.763501        3,958,180
Mutual Discovery Securities
 Fund -- Class 2..............     1.05%        44,522    16.566410          737,578
Mutual Discovery Securities
 Fund -- Class 2..............     1.10%         3,072    16.696509           51,289
Mutual Discovery Securities
 Fund -- Class 2..............     1.15%        49,736    16.674240          829,311
Mutual Discovery Securities
 Fund -- Class 2..............     1.25%        33,029    16.629788          549,272
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%        70,973    16.607620        1,178,693
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%       958,918    16.585481       15,904,122
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%       522,968    16.563333        8,662,093
Mutual Discovery Securities
 Fund -- Class 2..............     1.45%       122,068    16.541249        2,019,162
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%       197,620    16.497147        3,260,160
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%        69,485    16.475155        1,144,776
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%       992,888    16.453172       16,336,151
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%     1,754,184    16.431219       28,823,379
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%       471,552    16.409305        7,737,834
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%        43,365    16.387421          710,634
Mutual Discovery Securities
 Fund -- Class 2..............     1.85%     1,772,127    16.365556       29,001,839
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%       315,386    16.343741        5,154,582
Mutual Discovery Securities
 Fund -- Class 2..............     1.95%       118,657    16.321941        1,936,708
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%     1,127,721    16.300184       18,382,059
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%     2,013,711    16.278434       32,780,064
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%        17,070    16.256722          277,503
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%     1,166,720    16.235037       18,941,747
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%     3,084,743    16.213385       50,014,122
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%        79,809    16.191755        1,292,255
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%       294,016    16.170156        4,754,277
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%       201,094    16.148571        3,247,373
Mutual Discovery Securities
 Fund -- Class 2..............     2.40%        30,598    16.127036          493,458
Mutual Discovery Securities
 Fund -- Class 2..............     2.45%       143,884    16.110919        2,318,100

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mutual Discovery Securities
 Fund -- Class 2..............     2.50%       502,501   $16.094788  $     8,087,647
Mutual Discovery Securities
 Fund -- Class 2..............     2.55%        21,916    16.078683          352,384
Hartford Money Market HLS
 Fund -- Class IA.............     0.85%       452,963     1.097140          496,964
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%     1,070,605     1.115170        1,193,906
Hartford Money Market HLS
 Fund -- Class IA.............     1.05%         1,902     1.089020            2,071
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%        35,452     1.104812           39,168
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%        11,183     1.104241           12,349
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%        51,407     1.095461           56,315
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%       706,709     1.093997          773,137
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%     6,653,977     1.092547        7,269,783
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%    15,197,681     1.095104       16,643,041
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%       476,459     1.088394          518,575
Hartford Money Market HLS
 Fund -- Class IA.............     1.55%     4,006,978     1.084460        4,345,408
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     2,889,851     1.084383        3,133,705
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%    26,061,599     1.077446       28,079,965
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%    32,248,678     1.023767       33,015,133
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%     9,394,900     1.073848       10,088,694
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%     1,875,157     1.067387        2,001,518
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%    16,895,678     1.015772       17,162,156
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%     4,320,936     1.013730        4,380,263
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%     3,028,953     1.066525        3,230,454
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%    24,468,681     1.056920       25,861,438
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%    52,232,293     1.005793       52,534,874
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%       385,364     1.061097          408,909
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%    11,173,652     1.051545       11,749,598
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%    28,765,675     1.049732       30,196,249
Hartford Money Market HLS
 Fund -- Class IA.............     2.25%     2,420,347     0.998920        2,417,733
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%     1,049,168     0.997610        1,046,660
Hartford Money Market HLS
 Fund -- Class IA.............     2.35%     4,172,184     1.044363        4,357,275
Hartford Money Market HLS
 Fund -- Class IA.............     2.40%     1,399,097     0.993814        1,390,443
Hartford Money Market HLS
 Fund -- Class IA.............     2.45%     1,272,225     0.992855        1,263,135
Hartford Money Market HLS
 Fund -- Class IA.............     2.50%     3,597,782     0.991807        3,568,305
Hartford Money Market HLS
 Fund -- Class IA.............     2.55%        44,659     0.990846           44,250
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%       203,763     9.217904        1,878,265
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%        18,405     9.132323          168,081
MFS Capital Opportunities
 Series -- Class INIT.........     1.15%         5,418     9.127555           49,457
MFS Capital Opportunities
 Series -- Class INIT.........     1.25%        14,384     9.054907          130,247
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%        63,441     9.042844          573,690
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%        64,874     9.030770          585,858
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%     1,750,779     8.482700       14,851,335
MFS Capital Opportunities
 Series -- Class INIT.........     1.45%        29,853     8.996589          268,574
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%         1,893     8.981208           16,997
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       256,771     8.400320        2,156,958
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%       140,097     8.399546        1,176,751
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%       856,919     8.345857        7,151,726
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%       966,052     6.321646        6,107,037
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%       211,307     8.318004        1,757,653
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%       156,128     8.267954        1,290,858

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%       334,786   $ 6.272070  $     2,099,803
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%       278,500     6.259721        1,743,332
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%        12,225     8.261322          100,997
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       379,212     8.186907        3,104,576
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%       884,304     6.210615        5,492,072
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%        34,200     8.219077          281,096
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%        77,210     8.145034          628,880
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%       174,694     8.131126        1,420,462
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%        48,172     6.168276          297,136
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%        73,442     6.160040          452,405
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%        49,240     8.089526          398,327
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%        38,904     6.136741          238,744
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%        58,547     6.104503          357,402
MFS Capital Opportunities
 Series -- Class INIT.........     2.50%        17,671     6.098386          107,764
MFS Emerging Growth Series --
 Class INIT...................     0.85%         2,001     8.187316           16,384
MFS Emerging Growth Series --
 Class INIT...................     0.95%       141,886     8.322062        1,180,787
MFS Emerging Growth Series --
 Class INIT...................     1.10%        13,129     8.244817          108,250
MFS Emerging Growth Series --
 Class INIT...................     1.15%         3,669     8.240499           30,234
MFS Emerging Growth Series --
 Class INIT...................     1.25%         2,408     8.174894           19,682
MFS Emerging Growth Series --
 Class INIT...................     1.30%        24,276     8.163986          198,186
MFS Emerging Growth Series --
 Class INIT...................     1.35%        81,350     8.153094          663,252
MFS Emerging Growth Series --
 Class INIT...................     1.40%     1,684,051     8.066515       13,584,422
MFS Emerging Growth Series --
 Class INIT...................     1.45%         5,747     8.122252           46,677
MFS Emerging Growth Series --
 Class INIT...................     1.50%           410     8.108371            3,325
MFS Emerging Growth Series --
 Class INIT...................     1.55%       363,442     7.988180        2,903,238
MFS Emerging Growth Series --
 Class INIT...................     1.60%       206,981     7.987450        1,653,250
MFS Emerging Growth Series --
 Class INIT...................     1.65%       709,503     7.936391        5,630,894
MFS Emerging Growth Series --
 Class INIT...................     1.70%       951,452     5.289524        5,032,730
MFS Emerging Growth Series --
 Class INIT...................     1.75%       324,604     7.909900        2,567,584
MFS Emerging Growth Series --
 Class INIT...................     1.80%        74,516     7.862302          585,866
MFS Emerging Growth Series --
 Class INIT...................     1.85%       474,890     5.248014        2,492,229
MFS Emerging Growth Series --
 Class INIT...................     1.90%       242,552     5.237675        1,270,409
MFS Emerging Growth Series --
 Class INIT...................     1.95%        45,833     7.855998          360,062
MFS Emerging Growth Series --
 Class INIT...................     2.00%       493,538     7.785227        3,842,304
MFS Emerging Growth Series --
 Class INIT...................     2.05%     1,242,467     5.196573        6,456,569
MFS Emerging Growth Series --
 Class INIT...................     2.10%        24,828     7.815817          194,054
MFS Emerging Growth Series --
 Class INIT...................     2.15%       188,702     7.745409        1,461,574
MFS Emerging Growth Series --
 Class INIT...................     2.20%       387,876     7.732187        2,999,133
MFS Emerging Growth Series --
 Class INIT...................     2.25%        69,783     5.161164          360,161
MFS Emerging Growth Series --
 Class INIT...................     2.30%        85,078     5.154280          438,513
MFS Emerging Growth Series --
 Class INIT...................     2.35%       164,336     7.692645        1,264,181
MFS Emerging Growth Series --
 Class INIT...................     2.40%       111,984     5.134777          575,014
MFS Emerging Growth Series --
 Class INIT...................     2.45%        77,986     5.176331          403,683
MFS Emerging Growth Series --
 Class INIT...................     2.50%        53,650     5.171148          277,432
MFS Emerging Growth Series --
 Class INIT...................     2.55%         2,840     5.165968           14,670
MFS Global Equity Series --
 Class INIT...................     0.85%         6,971    13.434136           93,646
MFS Global Equity Series --
 Class INIT...................     0.95%        32,398    13.655055          442,401
MFS Global Equity Series --
 Class INIT...................     1.05%         3,072    12.729929           39,112

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Global Equity Series --
 Class INIT...................     1.10%         3,470   $13.528353  $        46,947
MFS Global Equity Series --
 Class INIT...................     1.15%         1,404    13.521308           18,978
MFS Global Equity Series --
 Class INIT...................     1.25%           433    13.413730            5,809
MFS Global Equity Series --
 Class INIT...................     1.30%         3,349    13.395831           44,856
MFS Global Equity Series --
 Class INIT...................     1.35%        71,114    13.377978          951,361
MFS Global Equity Series --
 Class INIT...................     1.40%       220,328    12.800939        2,820,403
MFS Global Equity Series --
 Class INIT...................     1.45%         3,258    13.327342           43,427
MFS Global Equity Series --
 Class INIT...................     1.55%        48,069    12.676707          609,363
MFS Global Equity Series --
 Class INIT...................     1.60%        10,007    12.675518          126,841
MFS Global Equity Series --
 Class INIT...................     1.65%       153,783    12.594513        1,936,820
MFS Global Equity Series --
 Class INIT...................     1.70%       198,796    11.412227        2,268,707
MFS Global Equity Series --
 Class INIT...................     1.75%       101,132    12.552521        1,269,461
MFS Global Equity Series --
 Class INIT...................     1.80%        12,524    12.477037          156,261
MFS Global Equity Series --
 Class INIT...................     1.85%       141,697    11.322797        1,604,407
MFS Global Equity Series --
 Class INIT...................     1.90%        59,745    11.300444          675,150
MFS Global Equity Series --
 Class INIT...................     1.95%         6,797    12.467002           84,740
MFS Global Equity Series --
 Class INIT...................     2.00%       293,649    12.354826        3,627,975
MFS Global Equity Series --
 Class INIT...................     2.05%       289,664    11.211877        3,247,672
MFS Global Equity Series --
 Class INIT...................     2.10%         2,924    12.403229           36,262
MFS Global Equity Series --
 Class INIT...................     2.15%        79,904    12.291618          982,154
MFS Global Equity Series --
 Class INIT...................     2.20%       176,124    12.270640        2,161,149
MFS Global Equity Series --
 Class INIT...................     2.25%         9,241    11.135509          102,899
MFS Global Equity Series --
 Class INIT...................     2.30%        17,468    11.120655          194,259
MFS Global Equity Series --
 Class INIT...................     2.35%        13,924    12.207875          169,983
MFS Global Equity Series --
 Class INIT...................     2.40%         8,616    11.078543           95,455
MFS Global Equity Series --
 Class INIT...................     2.45%        20,768    11.067460          229,847
MFS Global Equity Series --
 Class INIT...................     2.50%        39,153    11.056369          432,885
MFS High Income Series --
 Class INIT...................     0.55%           690    13.430445            9,262
MFS High Income Series --
 Class INIT...................     0.85%        12,335    12.248843          151,088
MFS High Income Series --
 Class INIT...................     0.95%       288,697    12.450166        3,594,327
MFS High Income Series --
 Class INIT...................     1.10%        22,331    12.334682          275,448
MFS High Income Series --
 Class INIT...................     1.15%        12,690    12.328284          156,446
MFS High Income Series --
 Class INIT...................     1.25%        16,807    12.230220          205,558
MFS High Income Series --
 Class INIT...................     1.30%       187,418    12.213891        2,289,107
MFS High Income Series --
 Class INIT...................     1.35%       473,467    12.197590        5,775,155
MFS High Income Series --
 Class INIT...................     1.40%     1,157,471    11.877595       13,747,977
MFS High Income Series --
 Class INIT...................     1.45%        87,089    12.151448        1,058,262
MFS High Income Series --
 Class INIT...................     1.50%           307    12.130705            3,728
MFS High Income Series --
 Class INIT...................     1.55%       301,272    11.762372        3,543,669
MFS High Income Series --
 Class INIT...................     1.60%       137,071    11.761336        1,612,141
MFS High Income Series --
 Class INIT...................     1.65%     1,601,764    11.686133       18,718,424
MFS High Income Series --
 Class INIT...................     1.70%     2,542,881    11.814678       30,043,320
MFS High Income Series --
 Class INIT...................     1.75%     1,035,033    11.647180       12,055,210
MFS High Income Series --
 Class INIT...................     1.80%       108,882    11.577148        1,260,543
MFS High Income Series --
 Class INIT...................     1.85%       909,790    11.722080       10,664,633
MFS High Income Series --
 Class INIT...................     1.90%       391,194    11.698996        4,576,571
MFS High Income Series --
 Class INIT...................     1.95%       113,712    11.567831        1,315,402
MFS High Income Series --
 Class INIT...................     2.00%     1,909,100    11.463783       21,885,513

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS High Income Series --
 Class INIT...................     2.05%     4,798,057   $11.607296  $    55,692,473
MFS High Income Series --
 Class INIT...................     2.10%       116,186    11.508667        1,337,141
MFS High Income Series --
 Class INIT...................     2.15%       569,498    11.405173        6,495,223
MFS High Income Series --
 Class INIT...................     2.20%     1,755,773    11.385672       19,990,660
MFS High Income Series --
 Class INIT...................     2.25%       244,380    11.528220        2,817,269
MFS High Income Series --
 Class INIT...................     2.30%       112,995    11.512838        1,300,888
MFS High Income Series --
 Class INIT...................     2.35%       240,435    11.327463        2,723,518
MFS High Income Series --
 Class INIT...................     2.40%       157,459    11.469247        1,805,931
MFS High Income Series --
 Class INIT...................     2.45%       133,691    11.457774        1,531,805
MFS High Income Series --
 Class INIT...................     2.50%       222,075    11.446304        2,541,937
MFS High Income Series --
 Class INIT...................     2.55%         3,307    11.434854           37,817
MFS Investors Growth Stock
 Series -- Class INIT.........     0.85%         6,162     8.393066           51,722
MFS Investors Growth Stock
 Series -- Class INIT.........     0.95%       167,696     8.531133        1,430,641
MFS Investors Growth Stock
 Series -- Class INIT.........     1.05%           256     7.953812            2,040
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%        41,540     8.451965          351,098
MFS Investors Growth Stock
 Series -- Class INIT.........     1.15%        20,377     8.447570          172,134
MFS Investors Growth Stock
 Series -- Class INIT.........     1.25%         5,174     8.380321           43,362
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%        21,398     8.369142          179,079
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%       169,009     8.357967        1,412,572
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%     3,130,928     7.998221       25,041,852
MFS Investors Growth Stock
 Series -- Class INIT.........     1.45%         8,994     8.326335           74,885
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%       656,389     7.920573        5,198,975
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%       517,989     7.919846        4,102,392
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%       871,523     7.869212        6,858,202
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%     1,961,079     6.177597       12,114,757
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%     1,722,800     7.842960       13,511,852
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%       105,967     7.795786          826,099
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%       752,366     6.129136        4,611,353
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%       619,476     6.117083        3,789,387
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        84,181     7.789507          655,731
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       906,229     7.719374        6,995,519
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%     3,077,591     6.069098       18,678,204
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%        87,504     7.749652          678,122
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%       228,571     7.679895        1,755,399
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       649,675     7.666777        4,980,912
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%       128,108     6.027732          772,199
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%        79,032     6.019705          475,752
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%        87,660     7.627559          668,632
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%        94,361     5.996884          565,875
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%        24,172     6.162767          148,963
MFS Investors Growth Stock
 Series -- Class INIT.........     2.50%        88,490     6.156607          544,799
MFS Investors Trust Series --
 Class INIT...................     0.70%         1,925     9.356527           18,015
MFS Investors Trust Series --
 Class INIT...................     0.85%        31,103    10.023350          311,757
MFS Investors Trust Series --
 Class INIT...................     0.95%       232,450    10.188186        2,368,240
MFS Investors Trust Series --
 Class INIT...................     1.05%           628     8.819313            5,542
MFS Investors Trust Series --
 Class INIT...................     1.10%        31,274    10.093682          315,668
MFS Investors Trust Series --
 Class INIT...................     1.15%        37,839    10.088397          381,740
MFS Investors Trust Series --
 Class INIT...................     1.25%        15,285    10.008133          152,978

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Investors Trust Series --
 Class INIT...................     1.30%        43,959   $ 9.994782  $       439,361
MFS Investors Trust Series --
 Class INIT...................     1.35%     1,720,277     9.981433       17,170,834
MFS Investors Trust Series --
 Class INIT...................     1.40%     3,356,011     8.868538       29,762,914
MFS Investors Trust Series --
 Class INIT...................     1.45%        26,420     9.943654          262,716
MFS Investors Trust Series --
 Class INIT...................     1.55%     1,168,183     8.782435       10,259,495
MFS Investors Trust Series --
 Class INIT...................     1.60%       422,148     8.781654        3,707,154
MFS Investors Trust Series --
 Class INIT...................     1.65%     2,266,862     8.725527       19,779,563
MFS Investors Trust Series --
 Class INIT...................     1.70%     4,442,717     8.634465       38,360,488
MFS Investors Trust Series --
 Class INIT...................     1.75%     1,416,025     8.696402       12,314,325
MFS Investors Trust Series --
 Class INIT...................     1.80%       150,245     8.644090        1,298,732
MFS Investors Trust Series --
 Class INIT...................     1.85%     4,439,499     8.566748       38,032,071
MFS Investors Trust Series --
 Class INIT...................     1.90%     1,087,725     8.549866        9,299,906
MFS Investors Trust Series --
 Class INIT...................     1.95%       280,434     8.637137        2,422,144
MFS Investors Trust Series --
 Class INIT...................     2.00%     2,199,427     8.559398       18,825,768
MFS Investors Trust Series --
 Class INIT...................     2.05%     4,248,566     8.482800       36,039,739
MFS Investors Trust Series --
 Class INIT...................     2.10%        69,492     8.592964          597,140
MFS Investors Trust Series --
 Class INIT...................     2.15%     3,167,687     8.515624       26,974,835
MFS Investors Trust Series --
 Class INIT...................     2.20%     6,863,369     8.501095       58,346,152
MFS Investors Trust Series --
 Class INIT...................     2.25%        95,729     8.425022          806,521
MFS Investors Trust Series --
 Class INIT...................     2.30%       155,775     8.413793        1,310,655
MFS Investors Trust Series --
 Class INIT...................     2.35%       225,185     8.457616        1,904,527
MFS Investors Trust Series --
 Class INIT...................     2.40%       127,945     8.381942        1,072,426
MFS Investors Trust Series --
 Class INIT...................     2.45%       374,305     8.553993        3,201,800
MFS Investors Trust Series --
 Class INIT...................     2.50%       875,342     8.545435        7,480,181
MFS Investors Trust Series --
 Class INIT...................     2.55%         9,459     8.536892           80,747
MFS Mid Cap Growth Series --
 Class INIT...................     0.55%         1,557     6.305593            9,818
MFS Mid Cap Growth Series --
 Class INIT...................     0.70%         1,945     6.255306           12,165
MFS Mid Cap Growth Series --
 Class INIT...................     0.85%        20,937     6.080550          127,306
MFS Mid Cap Growth Series --
 Class INIT...................     0.95%       343,487     6.172433        2,120,150
MFS Mid Cap Growth Series --
 Class INIT...................     1.05%         3,141     6.003062           18,856
MFS Mid Cap Growth Series --
 Class INIT...................     1.10%        15,408     6.123222           94,349
MFS Mid Cap Growth Series --
 Class INIT...................     1.15%        46,141     6.111949          282,011
MFS Mid Cap Growth Series --
 Class INIT...................     1.25%        49,415     6.071314          300,017
MFS Mid Cap Growth Series --
 Class INIT...................     1.30%       157,435     6.063217          954,561
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%       746,251     6.055125        4,518,641
MFS Mid Cap Growth Series --
 Class INIT...................     1.40%     2,273,990     6.025995       13,703,055
MFS Mid Cap Growth Series --
 Class INIT...................     1.45%        89,938     6.032210          542,525
MFS Mid Cap Growth Series --
 Class INIT...................     1.50%           902     6.021920            5,434
MFS Mid Cap Growth Series --
 Class INIT...................     1.55%       430,881     5.977964        2,575,791
MFS Mid Cap Growth Series --
 Class INIT...................     1.60%       612,019     5.966928        3,651,872
MFS Mid Cap Growth Series --
 Class INIT...................     1.65%     2,124,840     5.946143       12,634,602
MFS Mid Cap Growth Series --
 Class INIT...................     1.70%     3,116,962     6.412688       19,988,105
MFS Mid Cap Growth Series --
 Class INIT...................     1.75%     1,655,687     5.919377        9,800,634
MFS Mid Cap Growth Series --
 Class INIT...................     1.80%       173,996     5.898744        1,026,357
MFS Mid Cap Growth Series --
 Class INIT...................     1.85%     1,383,853     6.362367        8,804,582
MFS Mid Cap Growth Series --
 Class INIT...................     1.90%       826,843     6.349801        5,250,288
MFS Mid Cap Growth Series --
 Class INIT...................     1.95%       233,565     5.879025        1,373,133
MFS Mid Cap Growth Series --
 Class INIT...................     2.00%     2,898,504     5.840925       16,929,943

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Mid Cap Growth Series --
 Class INIT...................     2.05%     4,564,093   $ 6.299999  $    28,753,784
MFS Mid Cap Growth Series --
 Class INIT...................     2.10%        61,852     5.848957          361,769
MFS Mid Cap Growth Series --
 Class INIT...................     2.15%     1,061,362     5.811058        6,167,633
MFS Mid Cap Growth Series --
 Class INIT...................     2.20%     2,323,263     5.801134       13,477,557
MFS Mid Cap Growth Series --
 Class INIT...................     2.25%       222,893     6.257066        1,394,658
MFS Mid Cap Growth Series --
 Class INIT...................     2.30%       235,994     6.248720        1,474,660
MFS Mid Cap Growth Series --
 Class INIT...................     2.35%       546,186     5.771425        3,152,271
MFS Mid Cap Growth Series --
 Class INIT...................     2.40%       319,877     6.225071        1,991,256
MFS Mid Cap Growth Series --
 Class INIT...................     2.45%       139,522     6.218834          867,662
MFS Mid Cap Growth Series --
 Class INIT...................     2.50%       222,566     6.212611        1,382,717
MFS Mid Cap Growth Series --
 Class INIT...................     2.55%        10,664     6.206393           66,184
MFS New Discovery Series --
 Class INIT...................     0.55%         1,133     9.776690           11,080
MFS New Discovery Series --
 Class INIT...................     0.85%         6,199    13.695526           84,902
MFS New Discovery Series --
 Class INIT...................     0.95%        50,694    13.920832          705,698
MFS New Discovery Series --
 Class INIT...................     1.10%        16,329    13.791613          225,198
MFS New Discovery Series --
 Class INIT...................     1.15%         9,344    13.784439          128,808
MFS New Discovery Series --
 Class INIT...................     1.25%         5,570    13.674750           76,167
MFS New Discovery Series --
 Class INIT...................     1.30%        29,117    13.656495          397,641
MFS New Discovery Series --
 Class INIT...................     1.35%       759,229    13.638280       10,354,582
MFS New Discovery Series --
 Class INIT...................     1.40%       859,008    12.574696       10,801,762
MFS New Discovery Series --
 Class INIT...................     1.45%         4,366    13.586687           59,314
MFS New Discovery Series --
 Class INIT...................     1.55%       329,121    12.452607        4,098,410
MFS New Discovery Series --
 Class INIT...................     1.60%        98,081    12.451486        1,221,260
MFS New Discovery Series --
 Class INIT...................     1.65%     1,341,672    12.371868       16,598,992
MFS New Discovery Series --
 Class INIT...................     1.70%     3,107,311     8.188042       25,442,795
MFS New Discovery Series --
 Class INIT...................     1.75%       512,882    12.330608        6,324,145
MFS New Discovery Series --
 Class INIT...................     1.80%       126,814    12.256421        1,554,282
MFS New Discovery Series --
 Class INIT...................     1.85%     2,618,864     8.123816       21,275,172
MFS New Discovery Series --
 Class INIT...................     1.90%       657,009     8.107792        5,326,896
MFS New Discovery Series --
 Class INIT...................     1.95%       123,790    12.246590        1,516,006
MFS New Discovery Series --
 Class INIT...................     2.00%     1,344,964    12.136308       16,322,897
MFS New Discovery Series --
 Class INIT...................     2.05%     3,503,873     8.044214       28,185,903
MFS New Discovery Series --
 Class INIT...................     2.10%        22,953    12.183953          279,657
MFS New Discovery Series --
 Class INIT...................     2.15%     1,323,063    12.074248       15,974,996
MFS New Discovery Series --
 Class INIT...................     2.20%     2,901,864    12.053635       34,978,005
MFS New Discovery Series --
 Class INIT...................     2.25%        91,030     7.989431          727,278
MFS New Discovery Series --
 Class INIT...................     2.30%       148,587     7.978764        1,185,543
MFS New Discovery Series --
 Class INIT...................     2.35%       110,455    11.991982        1,324,573
MFS New Discovery Series --
 Class INIT...................     2.40%       174,591     7.948540        1,387,743
MFS New Discovery Series --
 Class INIT...................     2.45%       311,502     7.940604        2,473,511
MFS New Discovery Series --
 Class INIT...................     2.50%       531,420     7.932638        4,215,565
MFS New Discovery Series --
 Class INIT...................     2.55%         4,645     7.924706           36,808
MFS Total Return Series --
 Class INIT...................     0.55%         2,274    12.777422           29,052
MFS Total Return Series --
 Class INIT...................     0.70%         2,285    12.680191           28,973
MFS Total Return Series --
 Class INIT...................     0.85%       426,373    14.120252        6,020,488
MFS Total Return Series --
 Class INIT...................     0.95%     2,362,554    14.352341       33,908,179
MFS Total Return Series --
 Class INIT...................     1.05%       118,117    13.024593        1,538,430
MFS Total Return Series --
 Class INIT...................     1.10%       165,481    14.219234        2,353,015

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Total Return Series --
 Class INIT...................     1.15%       236,706   $14.211796  $     3,364,016
MFS Total Return Series --
 Class INIT...................     1.25%       232,823    14.098786        3,282,520
MFS Total Return Series --
 Class INIT...................     1.30%     1,254,263    14.079987       17,660,005
MFS Total Return Series --
 Class INIT...................     1.35%     3,478,285    14.061192       48,908,831
MFS Total Return Series --
 Class INIT...................     1.40%     6,023,615    13.097240       78,892,725
MFS Total Return Series --
 Class INIT...................     1.45%       847,111    14.007947       11,866,279
MFS Total Return Series --
 Class INIT...................     1.50%         9,117    13.984028          127,487
MFS Total Return Series --
 Class INIT...................     1.55%     1,563,207    12.970132       20,274,996
MFS Total Return Series --
 Class INIT...................     1.60%     1,007,129    12.968982       13,061,439
MFS Total Return Series --
 Class INIT...................     1.65%     6,635,738    12.886085       85,508,686
MFS Total Return Series --
 Class INIT...................     1.70%    12,402,694    12.206927      151,398,777
MFS Total Return Series --
 Class INIT...................     1.75%     4,998,221    12.843105       64,192,680
MFS Total Return Series --
 Class INIT...................     1.80%       631,821    12.765876        8,065,751
MFS Total Return Series --
 Class INIT...................     1.85%     8,099,402    12.111250       98,093,877
MFS Total Return Series --
 Class INIT...................     1.90%     2,581,446    12.087387       31,202,935
MFS Total Return Series --
 Class INIT...................     1.95%       522,094    12.755592        6,659,616
MFS Total Return Series --
 Class INIT...................     2.00%     7,524,970    12.640873       95,122,184
MFS Total Return Series --
 Class INIT...................     2.05%    15,180,515    11.992657      182,054,708
MFS Total Return Series --
 Class INIT...................     2.10%       170,592    12.690355        2,164,872
MFS Total Return Series --
 Class INIT...................     2.15%     4,513,349    12.576210       56,760,823
MFS Total Return Series --
 Class INIT...................     2.20%    11,532,607    12.554749      144,788,989
MFS Total Return Series --
 Class INIT...................     2.25%       496,935    11.910932        5,918,956
MFS Total Return Series --
 Class INIT...................     2.30%       283,810    11.895020        3,375,920
MFS Total Return Series --
 Class INIT...................     2.35%       983,907    12.490529       12,289,519
MFS Total Return Series --
 Class INIT...................     2.40%       403,589    11.850013        4,782,534
MFS Total Return Series --
 Class INIT...................     2.45%       420,777    12.618520        5,309,578
MFS Total Return Series --
 Class INIT...................     2.50%     1,389,963    12.605897       17,521,727
MFS Total Return Series --
 Class INIT...................     2.55%        13,725    12.593284          172,837
MFS Value Series --
 Class INIT...................     0.85%        97,847    14.700660        1,438,414
MFS Value Series --
 Class INIT...................     0.95%       105,419    14.796323        1,559,808
MFS Value Series --
 Class INIT...................     1.05%        31,990    14.622374          467,766
MFS Value Series --
 Class INIT...................     1.10%         1,112    14.737204           16,395
MFS Value Series --
 Class INIT...................     1.15%         7,692    14.717569          113,203
MFS Value Series --
 Class INIT...................     1.25%        19,469    14.678316          285,774
MFS Value Series --
 Class INIT...................     1.30%        22,443    14.658734          328,983
MFS Value Series --
 Class INIT...................     1.35%       383,413    14.639190        5,612,853
MFS Value Series --
 Class INIT...................     1.40%       202,886    14.619654        2,966,121
MFS Value Series --
 Class INIT...................     1.45%        50,244    14.600171          733,574
MFS Value Series --
 Class INIT...................     1.55%        68,290    14.561237          994,387
MFS Value Series --
 Class INIT...................     1.60%        17,398    14.541819          252,998
MFS Value Series --
 Class INIT...................     1.65%       355,279    14.522416        5,159,510
MFS Value Series --
 Class INIT...................     1.70%       726,055    14.503048       10,530,005
MFS Value Series --
 Class INIT...................     1.75%       126,081    14.483712        1,826,126
MFS Value Series --
 Class INIT...................     1.80%        22,386    14.464392          323,806
MFS Value Series --
 Class INIT...................     1.85%       483,524    14.445097        6,984,556
MFS Value Series --
 Class INIT...................     1.90%       131,389    14.425835        1,895,403
MFS Value Series --
 Class INIT...................     1.95%        66,025    14.406587          951,193
MFS Value Series --
 Class INIT...................     2.00%       541,601    14.387381        7,792,215

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Value Series --
 Class INIT...................     2.05%       867,626   $14.368178  $    12,466,208
MFS Value Series --
 Class INIT...................     2.10%         4,679    14.349038           67,135
MFS Value Series --
 Class INIT...................     2.15%       404,221    14.329889        5,792,448
MFS Value Series --
 Class INIT...................     2.20%       839,788    14.310766       12,018,009
MFS Value Series --
 Class INIT...................     2.25%        35,384    14.291692          505,697
MFS Value Series --
 Class INIT...................     2.30%        70,236    14.272621        1,002,446
MFS Value Series --
 Class INIT...................     2.35%        99,913    14.253583        1,424,112
MFS Value Series --
 Class INIT...................     2.40%        17,084    14.234563          243,176
MFS Value Series --
 Class INIT...................     2.45%        70,790    14.220323        1,006,650
MFS Value Series --
 Class INIT...................     2.50%       103,457    14.206107        1,469,723
MFS Value Series --
 Class INIT...................     2.55%         1,072    14.191889           15,213
MFS Research Bond Series --
 Class INIT...................     0.85%         8,374    10.081408           84,419
MFS Research Bond Series --
 Class INIT...................     0.95%           541    10.073214            5,447
MFS Research Bond Series --
 Class INIT...................     1.05%         4,609    10.065021           46,388
MFS Research Bond Series --
 Class INIT...................     1.15%           545    10.056830            5,484
MFS Research Bond Series --
 Class INIT...................     1.35%        61,671    10.040475          619,207
MFS Research Bond Series --
 Class INIT...................     1.40%        55,401    10.036393          556,025
MFS Research Bond Series --
 Class INIT...................     1.45%         1,638    10.032305           16,433
MFS Research Bond Series --
 Class INIT...................     1.55%        10,738    10.024153          107,639
MFS Research Bond Series --
 Class INIT...................     1.65%        37,677    10.016004          377,370
MFS Research Bond Series --
 Class INIT...................     1.70%        99,151    10.011925          992,696
MFS Research Bond Series --
 Class INIT...................     1.75%        15,434    10.007849          154,459
MFS Research Bond Series --
 Class INIT...................     1.80%         1,677    10.003778           16,777
MFS Research Bond Series --
 Class INIT...................     1.85%        82,578     9.999713          825,760
MFS Research Bond Series --
 Class INIT...................     1.90%        31,259     9.995635          312,452
MFS Research Bond Series --
 Class INIT...................     1.95%         8,082     9.991579           80,750
MFS Research Bond Series --
 Class INIT...................     2.00%        41,237     9.987507          411,857
MFS Research Bond Series --
 Class INIT...................     2.05%       211,986     9.983449        2,116,349
MFS Research Bond Series --
 Class INIT...................     2.15%         8,685     9.975334           86,639
MFS Research Bond Series --
 Class INIT...................     2.20%       187,571     9.971265        1,870,324
MFS Research Bond Series --
 Class INIT...................     2.25%        11,867     9.967212          118,281
MFS Research Bond Series --
 Class INIT...................     2.35%           604     9.959101            6,019
MFS Research Bond Series --
 Class INIT...................     2.45%           182     9.951009            1,813
MFS Research Bond Series --
 Class INIT...................     2.50%         6,494     9.946956           64,591
MFS Research International
 Series -- Class INIT.........     0.85%         5,002    12.025883           60,148
MFS Research International
 Series -- Class INIT.........     0.95%         2,797    12.017786           33,613
MFS Research International
 Series -- Class INIT.........     1.05%           787    12.009703            9,446
MFS Research International
 Series -- Class INIT.........     1.10%         2,046    12.005664           24,566
MFS Research International
 Series -- Class INIT.........     1.15%         1,587    12.001621           19,044
MFS Research International
 Series -- Class INIT.........     1.35%        24,526    11.985466          293,961
MFS Research International
 Series -- Class INIT.........     1.40%        22,204    11.981435          266,036
MFS Research International
 Series -- Class INIT.........     1.55%         4,900    11.969352           58,649
MFS Research International
 Series -- Class INIT.........     1.60%           945    11.965317           11,307
MFS Research International
 Series -- Class INIT.........     1.65%        20,007    11.961280          239,310
MFS Research International
 Series -- Class INIT.........     1.70%        13,537    11.957273          161,861
MFS Research International
 Series -- Class INIT.........     1.75%         8,451    11.953240          101,022
MFS Research International
 Series -- Class INIT.........     1.85%        83,486    11.945188          997,255
MFS Research International
 Series -- Class INIT.........     1.90%         4,911    11.941168           58,648

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Research International
 Series -- Class INIT.........     1.95%         7,560   $11.937152  $        90,248
MFS Research International
 Series -- Class INIT.........     2.00%         5,015    11.933136           59,848
MFS Research International
 Series -- Class INIT.........     2.05%        47,449    11.929120          566,023
MFS Research International
 Series -- Class INIT.........     2.10%         2,426    11.925102           28,929
MFS Research International
 Series -- Class INIT.........     2.15%        21,841    11.921098          260,368
MFS Research International
 Series -- Class INIT.........     2.20%        29,789    11.917083          354,993
MFS Research International
 Series -- Class INIT.........     2.45%           951    11.897041           11,319
MFS Research International
 Series -- Class INIT.........     2.50%         5,067    11.893036           60,262
MFS Research Series --
 Class INIT...................     0.85%        15,083    10.661651          160,811
MFS Research Series --
 Class INIT...................     0.95%           267    10.652719            2,842
MFS Research Series --
 Class INIT...................     1.15%         1,686    10.634884           17,929
MFS Research Series --
 Class INIT...................     1.35%        47,777    10.617084          507,251
MFS Research Series --
 Class INIT...................     1.40%         3,989    10.612628           42,329
MFS Research Series --
 Class INIT...................     1.45%           411    10.608182            4,355
MFS Research Series --
 Class INIT...................     1.65%        21,319    10.590422          225,781
MFS Research Series --
 Class INIT...................     1.70%        17,157    10.585990          181,625
MFS Research Series --
 Class INIT...................     1.75%         3,390    10.581557           35,872
MFS Research Series --
 Class INIT...................     1.85%        32,713    10.572687          345,861
MFS Research Series --
 Class INIT...................     1.90%         3,260    10.568270           34,457
MFS Research Series --
 Class INIT...................     1.95%         1,698    10.563836           17,938
MFS Research Series --
 Class INIT...................     2.00%        20,036    10.559410          211,569
MFS Research Series --
 Class INIT...................     2.05%        14,489    10.554984          152,935
MFS Research Series --
 Class INIT...................     2.15%         2,154    10.546144           22,711
MFS Research Series --
 Class INIT...................     2.20%        27,605    10.541724          291,007
MFS Research Series --
 Class INIT...................     2.25%           694    10.537309            7,309
MFS Research Series --
 Class INIT...................     2.30%           769    10.532896            8,100
MFS Research Series --
 Class INIT...................     2.50%         8,331    10.515260           87,603
Mercury Global Growth V.I.
 Fund -- Class I..............     1.40%        13,613     9.612095          130,845
Mercury Global Growth V.I.
 Fund -- Class I..............     1.55%         4,497     9.523630           42,828
Mercury Global Growth V.I.
 Fund -- Class I..............     1.65%         1,519    12.178734           18,495
Mercury Global Growth V.I.
 Fund -- Class I..............     1.70%         1,785    12.155519           21,694
Mercury Global Growth V.I.
 Fund -- Class I..............     1.75%        16,530     9.430327          155,881
Mercury Global Growth V.I.
 Fund -- Class I..............     1.90%         6,388    12.063024           77,061
Mercury Global Growth V.I.
 Fund -- Class I..............     2.00%         8,911    12.017065          107,080
Mercury Global Growth V.I.
 Fund -- Class I..............     2.05%        43,526    11.994124          522,053
Mercury Global Growth V.I.
 Fund -- Class I..............     2.15%         4,926    11.955629           58,892
Mercury Global Growth V.I.
 Fund -- Class I..............     2.20%         4,077    11.935200           48,655
Mercury Global Growth V.I.
 Fund -- Class I..............     2.35%         9,139    11.874186          108,519
Mercury Global Growth V.I.
 Fund -- Class I..............     2.40%           830    11.851536            9,841
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.40%        37,011     9.482120          350,939
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.55%        22,937     9.394796          215,487
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.60%           760     9.389216            7,132
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.65%         2,724    11.523436           31,389
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.70%         6,448    11.501450           74,163
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.75%        46,876     9.302774          436,074
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.85%         1,606    11.435751           18,366
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.90%         8,035    11.413948           91,713
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.00%        24,092    11.370433          273,938

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.05%        41,124   $11.348752  $       466,708
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.10%         3,059     9.192134           28,116
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.15%        12,070    11.312278          136,534
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.20%        33,771    11.292973          381,371
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.25%         6,328    11.271435           71,326
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.35%         9,716    11.235222          109,167
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.40%         9,784    11.213779          109,712
Jennison 20/20 Focus
 Portfolio -- Class II........     1.70%       268,222     1.268243          340,170
Jennison 20/20 Focus
 Portfolio -- Class II........     1.90%        47,182     1.256051           59,263
Jennison 20/20 Focus
 Portfolio -- Class II........     2.05%        45,059     1.246982           56,188
Jennison 20/20 Focus
 Portfolio -- Class II........     2.20%        92,945     1.241466          115,388
Jennison Portfolio --
 Class II.....................     1.70%        92,522     0.928754           85,930
Jennison Portfolio --
 Class II.....................     1.85%        60,296     0.922012           55,594
Jennison Portfolio --
 Class II.....................     1.90%         7,213     0.919799            6,635
Jennison Portfolio --
 Class II.....................     2.05%       115,020     0.913151          105,031
Jennison Portfolio --
 Class II.....................     2.25%         9,438     0.906942            8,559
Prudential Value Portfolio --
 Class II.....................     1.70%       182,964     1.171723          214,383
Prudential Value Portfolio --
 Class II.....................     1.85%        43,816     1.163553           50,982
Prudential Value Portfolio --
 Class II.....................     2.05%       137,229     1.152728          158,187
Prudential Value Portfolio --
 Class II.....................     2.20%        13,142     1.147543           15,081
Wells Fargo Advantage Asset
 Allocation Fund..............     1.35%        54,002     1.193027           64,425
Wells Fargo Advantage Asset
 Allocation Fund..............     1.70%       308,577     1.177701          363,412
Wells Fargo Advantage Asset
 Allocation Fund..............     1.85%       192,157     1.170742          224,966
Wells Fargo Advantage Asset
 Allocation Fund..............     2.00%        20,674     1.163931           24,063
Wells Fargo Advantage Asset
 Allocation Fund..............     2.05%       398,627     1.162367          463,350
Wells Fargo Advantage Asset
 Allocation Fund..............     2.20%       577,664     1.156826          668,258
Wells Fargo Advantage Asset
 Allocation Fund..............     2.35%         6,843     1.152483            7,887
Wells Fargo Advantage Asset
 Allocation Fund..............     2.50%        53,092     1.149019           61,004
Wells Fargo Advantage Total
 Return Bond Fund.............     1.35%       152,202     1.157855          176,228
Wells Fargo Advantage Total
 Return Bond Fund.............     1.55%        66,827     1.151803           76,971
Wells Fargo Advantage Total
 Return Bond Fund.............     1.65%        12,339     1.144481           14,122
Wells Fargo Advantage Total
 Return Bond Fund.............     1.70%       477,262     1.142935          545,480
Wells Fargo Advantage Total
 Return Bond Fund.............     1.85%       360,653     1.136222          409,781
Wells Fargo Advantage Total
 Return Bond Fund.............     1.90%        78,104     1.135087           88,655
Wells Fargo Advantage Total
 Return Bond Fund.............     2.00%        11,996     1.129610           13,551
Wells Fargo Advantage Total
 Return Bond Fund.............     2.05%       680,785     1.128092          767,988
Wells Fargo Advantage Total
 Return Bond Fund.............     2.15%       100,551     1.123830          113,002
Wells Fargo Advantage Total
 Return Bond Fund.............     2.20%     1,889,560     1.122706        2,121,420
Wells Fargo Advantage Total
 Return Bond Fund.............     2.35%       374,411     1.118472          418,768
Wells Fargo Advantage Total
 Return Bond Fund.............     2.50%       229,153     1.115105          255,530
Wells Fargo Advantage Equity
 Income Fund..................     1.35%        94,335     1.200923          113,289
Wells Fargo Advantage Equity
 Income Fund..................     1.55%        45,317     1.194660           54,139
Wells Fargo Advantage Equity
 Income Fund..................     1.65%        52,445     1.187091           62,257
Wells Fargo Advantage Equity
 Income Fund..................     1.70%       403,905     1.185503          478,830
Wells Fargo Advantage Equity
 Income Fund..................     1.85%       323,616     1.178478          381,374
Wells Fargo Advantage Equity
 Income Fund..................     1.90%        67,470     1.177306           79,433
Wells Fargo Advantage Equity
 Income Fund..................     2.00%         8,109     1.171638            9,501
Wells Fargo Advantage Equity
 Income Fund..................     2.05%       191,319     1.170075          223,858

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Equity
 Income Fund..................     2.15%        18,015   $ 1.165655  $        21,000
Wells Fargo Advantage Equity
 Income Fund..................     2.20%       529,707     1.164475          616,832
Wells Fargo Advantage Equity
 Income Fund..................     2.35%        91,737     1.160096          106,423
Wells Fargo Advantage Equity
 Income Fund..................     2.50%        33,350     1.156619           38,573
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.35%         3,001     1.098040            3,295
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.70%        70,255     1.083923           76,151
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.85%         6,672     1.077530            7,189
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.90%         6,649     1.076452            7,157
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.20%       188,136     1.064722          200,313
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.35%       127,890     1.060721          135,656
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.50%         4,182     1.057533            4,423
Wells Fargo Advantage Large
 Company Core Fund............     1.35%        14,665     0.981243           14,390
Wells Fargo Advantage Large
 Company Core Fund............     1.70%         9,185     0.968621            8,897
Wells Fargo Advantage Large
 Company Core Fund............     1.85%        53,728     0.962900           51,735
Wells Fargo Advantage Large
 Company Core Fund............     2.20%        31,907     0.951443           30,358
Wells Fargo Advantage Large
 Company Core Fund............     2.35%        28,713     0.947863           27,216
Wells Fargo Advantage
 International Core Fund......     1.35%       111,770     1.217401          136,068
Wells Fargo Advantage
 International Core Fund......     1.55%        51,748     1.211035           62,668
Wells Fargo Advantage
 International Core Fund......     1.65%         6,858     1.203348            8,253
Wells Fargo Advantage
 International Core Fund......     1.70%       266,777     1.201745          320,598
Wells Fargo Advantage
 International Core Fund......     1.85%       332,279     1.194669          396,964
Wells Fargo Advantage
 International Core Fund......     1.90%        70,677     1.193490           84,352
Wells Fargo Advantage
 International Core Fund......     2.00%        16,223     1.187718           19,268
Wells Fargo Advantage
 International Core Fund......     2.05%        74,714     1.186139           88,621
Wells Fargo Advantage
 International Core Fund......     2.15%        19,286     1.181632           22,789
Wells Fargo Advantage
 International Core Fund......     2.20%       460,581     1.180456          543,695
Wells Fargo Advantage
 International Core Fund......     2.35%        16,213     1.176010           19,067
Wells Fargo Advantage
 International Core Fund......     2.50%        61,698     1.172478           72,340
Wells Fargo Advantage Large
 Company Growth Fund..........     1.35%       142,314     1.059100          150,725
Wells Fargo Advantage Large
 Company Growth Fund..........     1.55%        45,262     1.053584           47,688
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%         5,840     1.046872            6,114
Wells Fargo Advantage Large
 Company Growth Fund..........     1.70%       492,495     1.045469          514,888
Wells Fargo Advantage Large
 Company Growth Fund..........     1.85%       345,474     1.039324          359,059
Wells Fargo Advantage Large
 Company Growth Fund..........     1.90%        76,923     1.038272           79,867
Wells Fargo Advantage Large
 Company Growth Fund..........     2.00%         7,976     1.033276            8,241
Wells Fargo Advantage Large
 Company Growth Fund..........     2.05%       889,948     1.031893          918,331
Wells Fargo Advantage Large
 Company Growth Fund..........     2.15%        17,435     1.027995           17,924
Wells Fargo Advantage Large
 Company Growth Fund..........     2.20%     1,140,362     1.026960        1,171,106
Wells Fargo Advantage Large
 Company Growth Fund..........     2.35%       147,381     1.023104          150,786
Wells Fargo Advantage Large
 Company Growth Fund..........     2.50%        75,336     1.020021           76,844
Wells Fargo Advantage Money
 Market Fund..................     1.35%        40,446     0.996039           40,285
Wells Fargo Advantage Money
 Market Fund..................     1.70%       423,453     0.983252          416,361
Wells Fargo Advantage Money
 Market Fund..................     1.85%        40,423     0.977442           39,511
Wells Fargo Advantage Money
 Market Fund..................     2.05%       341,247     0.970432          331,157
Wells Fargo Advantage Money
 Market Fund..................     2.15%        24,083     0.966778           23,283
Wells Fargo Advantage Money
 Market Fund..................     2.20%       116,822     0.965808          112,828
Wells Fargo Advantage Money
 Market Fund..................     2.50%        11,651     0.959281           11,177
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.35%       127,662     1.161789          148,317

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.55%        33,798   $ 1.155723  $        39,061
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%         4,167     1.148379            4,785
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.70%       149,701     1.146833          171,682
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.85%       317,032     1.140072          361,439
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.90%        45,151     1.138932           51,424
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.00%        19,424     1.133461           22,016
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.05%       231,927     1.131912          262,521
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.15%        25,204     1.127640           28,421
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.20%       482,380     1.126515          543,409
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.35%        49,960     1.122275           56,069
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.50%        47,882     1.118912           53,576
Wells Fargo Advantage
 Discovery Fund...............     1.85%           891    11.222685            9,996
Wells Fargo Advantage
 Opportunity Fund.............     1.85%           918    10.821546            9,934
Wells Fargo Advantage
 Opportunity Fund.............     2.20%           376    10.799381            4,056
                                                                     ---------------
    SUB-TOTAL.................                                       $23,611,209,989
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%         7,692     1.296807            9,975
AIM V.I. Basic Value Fund --
 Class I......................     1.35%        20,942     1.356741           28,413
AIM V.I. Basic Value Fund --
 Class I......................     1.65%         8,670     1.338366           11,604
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%         8,599     1.130173            9,718
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.35%         7,626     1.309800            9,988
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.70%         2,403     1.289305            3,098
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%        29,124     1.113189           32,421
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%        32,352     1.095213           35,432
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%         2,232     1.091969            2,437
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%        12,699     1.080337           13,719
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%        14,264     1.078055           15,378
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%        12,530     1.515124           18,985
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%         6,552     1.510653            9,898
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%        12,779     1.494598           19,099
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%         7,481     1.491414           11,157
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%        21,674     1.078963           23,385
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%        35,040     1.064370           37,296
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.95%         1,192    12.533058           14,935
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%        18,245    13.180773          240,479
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%           951    12.913361           12,282
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%        17,877    11.896916          212,683
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%        10,557    11.962994          126,296
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%       100,472     1.073089          107,815
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%         9,560     1.054958           10,086
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%        49,071     1.051634           51,605
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%       156,417     1.037570          162,294
American Funds Bond Fund --
 Class 2......................     1.35%        14,334    13.529681          193,934
American Funds Bond Fund --
 Class 2......................     1.40%        18,573    13.298317          246,996
American Funds Bond Fund --
 Class 2......................     1.65%         1,365    13.083910           17,865
American Funds Bond Fund --
 Class 2......................     1.70%         6,344    12.617146           80,045
American Funds Global Growth
 Fund -- Class 2..............     0.95%           410    13.500633            5,530

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Growth
 Fund -- Class 2..............     1.35%           808   $13.226692  $        10,689
American Funds Global Growth
 Fund -- Class 2..............     1.40%        14,826    13.372654          198,265
American Funds Growth Fund --
 Class 2......................     0.95%         1,831    14.038034           25,709
American Funds Growth Fund --
 Class 2......................     1.35%        16,906    13.753099          232,514
American Funds Growth Fund --
 Class 2......................     1.40%        44,314    13.294487          589,134
American Funds Growth Fund --
 Class 2......................     1.65%         7,585    13.080072           99,206
American Funds Growth Fund --
 Class 2......................     1.70%        20,447     9.121327          186,503
American Funds Growth-Income
 Fund -- Class 2..............     0.95%        12,578    14.092055          177,247
American Funds Growth-Income
 Fund -- Class 2..............     1.35%        21,531    13.806136          297,256
American Funds Growth-Income
 Fund -- Class 2..............     1.40%       113,968    12.332540        1,405,516
American Funds Growth-Income
 Fund -- Class 2..............     1.65%         6,380    12.133730           77,413
American Funds Growth-Income
 Fund -- Class 2..............     1.70%        10,716    12.297253          131,782
American Funds International
 Fund -- Class 2..............     1.35%         1,496    13.274910           19,856
American Funds International
 Fund -- Class 2..............     1.40%         8,572    14.014181          120,125
American Funds International
 Fund -- Class 2..............     1.65%            74    13.788217            1,027
American Funds International
 Fund -- Class 2..............     1.70%         6,317    10.540819           66,589
American Funds New World
 Fund -- Class 2..............     1.35%           174    17.822707            3,100
American Funds New World
 Fund -- Class 2..............     1.40%           672    16.883506           11,347
American Funds New World
 Fund -- Class 2..............     1.70%           136    15.697696            2,134
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%           724    16.308446           11,809
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%         5,799    17.361379          100,676
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%           346    17.081429            5,915
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%           938    12.647899           11,859
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%         3,145    13.524634           42,528
Franklin Income Securities
 Fund -- Class 2..............     0.95%         5,877    13.730143           80,688
Franklin Income Securities
 Fund -- Class 2..............     1.35%        12,987    13.536847          175,797
Franklin Income Securities
 Fund -- Class 2..............     1.40%         1,015    13.505289           13,707
Franklin Income Securities
 Fund -- Class 2..............     1.70%         5,166    13.357413           68,999
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%           702    11.028606            7,747
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%            81    10.902372              878
Franklin Real Estate Fund --
 Class 2......................     1.40%           537    23.916634           12,847
Franklin Real Estate Fund --
 Class 2......................     1.70%           648    21.516397           13,934
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.95%         1,202    12.320038           14,815
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%         1,127    12.648861           14,249
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%           415    12.444845            5,167
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%         8,537     7.222717           61,658
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.35%         1,581    14.910177           23,567
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%         1,550    14.548230           22,547
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%           101    14.313734            1,442
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%        10,266    13.757636          141,239
Mutual Shares Securities
 Fund -- Class 2..............     1.35%         8,159    16.682684          136,122
Mutual Shares Securities
 Fund -- Class 2..............     1.40%        16,396    15.005045          246,025
Mutual Shares Securities
 Fund -- Class 2..............     1.70%         7,461    14.173059          105,739
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%         4,052    18.732790           75,902
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%         8,780    12.103636          106,267
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%        11,436    11.619174          132,881
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%           270    11.431795            3,086
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%         1,307    10.955610           14,320

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%           187   $13.610814  $         2,549
Templeton Growth Securities
 Fund -- Class 2..............     0.95%         1,097    14.496496           15,904
Templeton Growth Securities
 Fund -- Class 2..............     1.35%         6,036    14.202369           85,719
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         2,147    13.301155           28,552
Templeton Growth Securities
 Fund -- Class 2..............     1.65%           341    13.086713            4,468
Templeton Growth Securities
 Fund -- Class 2..............     1.70%         5,907    12.931649           76,392
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%         2,328    16.585481           38,615
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       184,636     1.092547          201,723
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%         5,394     1.095104            5,907
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%         1,596     1.077446            1,719
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%         3,172     1.023767            3,248
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%         2,981     8.482700           25,287
MFS Emerging Growth Series --
 Class INIT...................     1.40%         1,544     8.066515           12,457
MFS Global Equity Series --
 Class INIT...................     1.70%         2,285    11.412227           26,078
MFS High Income Series --
 Class INIT...................     0.95%         1,427    12.450166           17,767
MFS High Income Series --
 Class INIT...................     1.40%         1,216    11.877595           14,444
MFS High Income Series --
 Class INIT...................     1.65%           395    11.686133            4,613
MFS High Income Series --
 Class INIT...................     1.70%         7,510    11.814678           88,726
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%         4,740     8.357967           39,618
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%         3,725     7.998221           29,792
MFS Investors Trust Series --
 Class INIT...................     1.35%         1,762     9.981433           17,583
MFS Investors Trust Series --
 Class INIT...................     1.40%           997     8.868538            8,839
MFS Investors Trust Series --
 Class INIT...................     1.65%           352     8.725527            3,072
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%         1,812     6.055125           10,975
MFS New Discovery Series --
 Class INIT...................     1.35%         1,157    13.638280           15,781
MFS New Discovery Series --
 Class INIT...................     1.40%        13,047    12.574696          164,064
MFS New Discovery Series --
 Class INIT...................     1.65%           544    12.371868            6,729
MFS New Discovery Series --
 Class INIT...................     1.70%         1,970     8.188042           16,134
MFS Total Return Series --
 Class INIT...................     0.95%         4,604    14.352341           66,079
MFS Total Return Series --
 Class INIT...................     1.35%         2,410    14.061192           33,885
MFS Total Return Series --
 Class INIT...................     1.40%        34,621    13.097240          453,435
MFS Total Return Series --
 Class INIT...................     1.65%         3,332    12.886085           42,931
MFS Total Return Series --
 Class INIT...................     1.70%         2,578    12.206927           31,473
MFS Value Series --
 Class INIT...................     1.35%         2,548    14.639190           37,306
MFS Research Bond Series --
 Class INIT...................     1.35%        17,746    10.040475          178,180
                                                                     ---------------
    SUB-TOTAL.................                                       $     8,892,714
                                                                     ---------------
GRAND TOTAL...................                                       $23,620,102,703
                                                                     ===============

  #  Rounded unit values

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   245,159     $  302,486
                           ----------    -----------     ----------
EXPENSES:
  Mortality and expense
   risk charges..........    (755,340)    (4,932,234)      (853,799)
                           ----------    -----------     ----------
    Net Investment income
     (loss)..............    (755,340)    (4,687,075)      (551,313)
                           ----------    -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --          3,128,583        --
                           ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   1,131,151      3,307,179        409,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,262,628      8,648,789        956,479
                           ----------    -----------     ----------
    Net gain (loss) on
     investments.........   2,393,779     11,955,968      1,366,011
                           ----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,638,439    $10,397,476     $  814,698
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   30,754           $17,325            $ --              $16,127,276      $  356,974
                              ----------           -------            ----------        -----------      ----------
EXPENSES:
  Mortality and expense
   risk charges..........       (831,185)           (6,427)             (496,038)        (7,928,941)       (699,724)
                              ----------           -------            ----------        -----------      ----------
    Net Investment income
     (loss)..............       (800,431)           10,898              (496,038)         8,198,335        (342,750)
                              ----------           -------            ----------        -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                   --                 --               --
                              ----------           -------            ----------        -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        516,048               822               485,521             (9,054)         54,204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,596,278            24,724             1,174,129         (8,544,705)      7,466,741
                              ----------           -------            ----------        -----------      ----------
    Net gain (loss) on
     investments.........      4,112,326            25,546             1,659,650         (8,553,759)      7,520,945
                              ----------           -------            ----------        -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,311,895           $36,444            $1,163,612        $  (355,424)     $7,178,195
                              ==========           =======            ==========        ===========      ==========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 1,918,729       $ 2,627,558         $ --
                             -----------       -----------         ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (6,177,594)       (4,736,136)          (451,374)
                             -----------       -----------         ----------
    Net Investment income
     (loss)..............     (4,258,865)       (2,108,578)          (451,374)
                             -----------       -----------         ----------
CAPITAL GAINS INCOME
 (LOSS)..................     11,728,568          --                 --
                             -----------       -----------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        297,993           239,790            (31,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,413,554        14,142,839          2,015,561
                             -----------       -----------         ----------
    Net gain (loss) on
     investments.........     12,711,547        14,382,629          1,983,960
                             -----------       -----------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $20,181,250       $12,274,051         $1,532,586
                             ===========       ===========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                $ 34,097,565         $ 11,531,587
                                --------           ------------         ------------
EXPENSES:
  Mortality and expense
   risk charges..........        (18,216)           (23,770,794)         (18,946,636)
                                --------           ------------         ------------
    Net Investment income
     (loss)..............        (18,216)            10,326,771           (7,415,049)
                                --------           ------------         ------------
CAPITAL GAINS INCOME
 (LOSS)..................          3,777              --                    --
                                --------           ------------         ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (1,546)             4,333,132            4,190,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        150,828             95,903,283           67,709,688
                                --------           ------------         ------------
    Net gain (loss) on
     investments.........        149,282            100,236,415           71,900,184
                                --------           ------------         ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $134,843           $110,563,186         $ 64,485,135
                                ========           ============         ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 36,510,949    $ 3,287,196     $ 22,443,846    $ 47,016,007      $ 11,241,441      $ 1,933,210
                            ------------    -----------     ------------    ------------      ------------      -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (15,736,520)    (7,745,102)     (51,188,683)    (54,641,649)      (11,370,400)      (2,708,817)
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net Investment income
     (loss)..............     20,774,429     (4,457,906)     (28,744,837)     (7,625,642)         (128,959)        (775,607)
                            ------------    -----------     ------------    ------------      ------------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --            13,819,630         --                 --
                            ------------    -----------     ------------    ------------      ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,266,666      2,185,196       22,113,554      16,729,601         3,436,037          211,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (22,427,692)    63,418,193      442,795,353     126,429,965       132,377,173       31,244,380
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net gain (loss) on
     investments.........    (21,161,026)    65,603,389      464,908,907     143,159,566       135,813,210       31,455,852
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   (386,597)   $61,145,483     $436,164,070    $149,353,554      $135,684,251      $30,680,245
                            ============    ===========     ============    ============      ============      ===========

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $ 2,932,475        $ 4,013,614
                               -----------        -----------
EXPENSES:
  Mortality and expense
   risk charges..........       (5,084,779)        (7,871,271)
                               -----------        -----------
    Net Investment income
     (loss)..............       (2,152,304)        (3,857,657)
                               -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 2,737,504
                               -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,778,371            111,987
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       68,502,061         13,413,082
                               -----------        -----------
    Net gain (loss) on
     investments.........       70,280,432         13,525,069
                               -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $68,128,128        $12,404,916
                               ===========        ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 39,990,198      $   768,231     $  550,680
                            ------------      -----------     ----------
EXPENSES:
  Mortality and expense
   risk charges..........    (20,219,920)      (2,352,673)      (568,716)
                            ------------      -----------     ----------
    Net Investment income
     (loss)..............     19,770,278       (1,584,442)       (18,036)
                            ------------      -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      3,470,793         --            2,368,657
                            ------------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (52,228)          26,391      1,691,701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (23,887,673)       1,747,158        237,541
                            ------------      -----------     ----------
    Net gain (loss) on
     investments.........    (23,939,901)       1,773,549      1,929,242
                            ------------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   (698,830)     $   189,107     $4,279,863
                            ============      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  --             $ 20,549,436         $ 12,828            $ 30,022        $  9,957,271
                              -----------       ------------         --------            --------        ------------
EXPENSES:
  Mortality and expense
   risk charges..........      (5,707,007)        (7,466,818)         (88,857)            (26,405)        (19,191,749)
                              -----------       ------------         --------            --------        ------------
    Net Investment income
     (loss)..............      (5,707,007)        13,082,618          (76,029)              3,617          (9,234,478)
                              -----------       ------------         --------            --------        ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                3,378,177         --                  --                 3,731,131
                              -----------       ------------         --------            --------        ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,637,905            200,667            2,075                 590           2,945,640
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,915,783        (15,805,063)         776,705             131,372         103,110,236
                              -----------       ------------         --------            --------        ------------
    Net gain (loss) on
     investments.........      15,553,688        (15,604,396)         778,780             131,962         106,055,876
                              -----------       ------------         --------            --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,846,681       $    856,399         $702,751            $135,579        $100,552,529
                              ===========       ============         ========            ========        ============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 1,436,860         $ 5,081,412        $ 556,145
                              -----------         -----------        ---------
EXPENSES:
  Mortality and expense
   risk charges..........      (1,772,624)         (7,677,730)        (205,895)
                              -----------         -----------        ---------
    Net Investment income
     (loss)..............        (335,764)         (2,596,318)         350,250
                              -----------         -----------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --                --
                              -----------         -----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         281,089             952,837          189,257
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      26,596,177          41,484,842         (243,191)
                              -----------         -----------        ---------
    Net gain (loss) on
     investments.........      26,877,266          42,437,679          (53,934)
                              -----------         -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $26,541,502         $39,841,361        $ 296,316
                              ===========         ===========        =========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 5,828,968       $ 2,348,850       $ 7,429,478
                             -----------       -----------       -----------
EXPENSES:
  Mortality and expense
   risk charges..........     (9,312,470)       (3,275,289)       (4,464,456)
                             -----------       -----------       -----------
    Net Investment income
     (loss)..............     (3,483,502)         (926,439)        2,965,022
                             -----------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                --
                             -----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        275,358            53,517          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     44,567,889        28,185,907          --
                             -----------       -----------       -----------
    Net gain (loss) on
     investments.........     44,843,247        28,239,424          --
                             -----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $41,359,745       $27,312,985       $ 2,965,022
                             ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   454,181        $   --         $   81,356    $ 15,253,287       $   412,239       $ 1,514,539
                               -----------        -----------    ----------    ------------       -----------       -----------
EXPENSES:
  Mortality and expense
   risk charges..........         (894,022)          (847,793)     (392,084)     (3,940,436)       (1,851,867)       (4,926,042)
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net Investment income
     (loss)..............         (439,841)          (847,793)     (310,728)     11,312,851        (1,439,628)       (3,411,503)
                               -----------        -----------    ----------    ------------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                   --            410,353         --              --                  --
                               -----------        -----------    ----------    ------------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,792,234)        (3,281,318)      231,204       1,429,195          (708,890)          243,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,062,931          7,909,344     1,065,567     (11,775,015)        5,319,485        20,981,951
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net gain (loss) on
     investments.........          270,697          4,628,026     1,296,771     (10,345,820)        4,610,595        21,225,787
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  (169,144)       $ 3,780,233    $1,396,396    $    967,031       $ 3,170,967       $17,814,284
                               ===========        ===========    ==========    ============       ===========       ===========


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   --          $  --
                            -----------     -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (2,682,414)     (3,144,453)
                            -----------     -----------
    Net Investment income
     (loss)..............    (2,682,414)     (3,144,453)
                            -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,391,430         356,369
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,178,955      11,582,692
                            -----------     -----------
    Net gain (loss) on
     investments.........     4,570,385      11,939,061
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,887,971     $ 8,794,608
                            ===========     ===========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             MFS TOTAL     MFS VALUE      MFS RESEARCH
                           RETURN SERIES    SERIES        BOND SERIES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -------------  -----------  ------------------
INVESTMENT INCOME:
  Dividends..............  $ 21,757,129   $   483,938       $--
                           ------------   -----------       --------
EXPENSES:
  Mortality and expense
   risk charges..........   (18,500,383)   (1,198,568)       (42,128)
                           ------------   -----------       --------
    Net Investment income
     (loss)..............     3,256,746      (714,630)       (42,128)
                           ------------   -----------       --------
CAPITAL GAINS INCOME
 (LOSS)..................    42,654,795     1,441,538       --
                           ------------   -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,679,459        63,682         (3,023)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (33,430,725)    2,758,263         47,237
                           ------------   -----------       --------
    Net gain (loss) on
     investments.........   (31,751,266)    2,821,945         44,214
                           ------------   -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 14,160,275   $ 3,548,853       $  2,086
                           ============   ===========       ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............        $ 20,300             $--                $ 14,700          $  5,045          $--
                                 --------             --------           --------          --------          --------
EXPENSES:
  Mortality and expense
   risk charges..........         (21,177)             (10,574)           (21,662)          (48,497)           (8,769)
                                 --------             --------           --------          --------          --------
    Net Investment income
     (loss)..............            (877)             (10,574)            (6,962)          (43,452)           (8,769)
                                 --------             --------           --------          --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................          49,010             --                  --                --                --
                                 --------             --------           --------          --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          20,733                4,681            (15,970)           44,432            21,393
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         306,961               74,468            176,451           225,514            91,643
                                 --------             --------           --------          --------          --------
    Net gain (loss) on
     investments.........         327,694               79,149            160,481           269,946           113,036
                                 --------             --------           --------          --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $375,827             $ 68,575           $153,519          $226,494          $104,267
                                 ========             ========           ========          ========          ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $--           $  4,922          $ 37,441
                             -------       --------          --------
EXPENSES:
  Mortality and expense
   risk charges..........     (4,711)       (11,555)          (36,017)
                             -------       --------          --------
    Net Investment income
     (loss)..............     (4,711)        (6,633)            1,424
                             -------       --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --                 38,344
                             -------       --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (9,763)       102,048             1,242
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     38,405        (12,875)           10,225
                             -------       --------          --------
    Net gain (loss) on
     investments.........     28,642         89,173            11,467
                             -------       --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $23,931       $ 82,540          $ 51,235
                             =======       ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $163,103          $ 24,855          $ 2,654
                               --------          --------          -------
EXPENSES:
  Mortality and expense
   risk charges..........       (92,504)          (31,456)          (6,666)
                               --------          --------          -------
    Net Investment income
     (loss)..............        70,599            (6,601)          (4,012)
                               --------          --------          -------
CAPITAL GAINS INCOME
 (LOSS)..................        19,096           --               --
                               --------          --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (9,773)            8,258            6,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (87,355)           56,408              243
                               --------          --------          -------
    Net gain (loss) on
     investments.........       (97,128)           64,666            6,962
                               --------          --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (7,433)         $ 58,065          $ 2,950
                               ========          ========          =======

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $   754            $ 31,048           $  5,489          $ 35,697            $--
                               -------            --------           --------          --------            --------
EXPENSES:
  Mortality and expense
   risk charges..........       (2,388)            (22,885)           (62,017)          (27,265)            (26,453)
                               -------            --------           --------          --------            --------
    Net Investment income
     (loss)..............       (1,634)              8,163            (56,528)            8,432             (26,453)
                               -------            --------           --------          --------            --------
CAPITAL GAINS INCOME
 (LOSS)..................      --                   32,752            --                --                 --
                               -------            --------           --------          --------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          162               2,385             15,522           --                   16,564
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (2,519)             71,485            186,810           --                  102,664
                               -------            --------           --------          --------            --------
    Net gain (loss) on
     investments.........       (2,357)             73,870            202,332           --                  119,228
                               -------            --------           --------          --------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(3,991)           $114,785           $145,804          $  8,432            $ 92,775
                               =======            ========           ========          ========            ========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      -- $                --$
                                  ----               ----
EXPENSES:
  Mortality and expense
   risk charges..........          (19)               (48)
                                  ----               ----
    Net Investment income
     (loss)..............          (19)               (48)
                                  ----               ----
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --
                                  ----               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           14                 36
                                  ----               ----
    Net gain (loss) on
     investments.........           14                 36
                                  ----               ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ (5)              $(12)
                                  ====               ====

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $  (755,340)  $ (4,687,075)   $  (551,313)
  Capital gains income...      --           3,128,583        --
  Net realized gain
   (loss) on security
   transactions..........    1,131,151      3,307,179        409,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,262,628      8,648,789        956,479
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,638,439     10,397,476        814,698
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    3,279,222     23,447,284      2,825,314
  Net transfers..........     (902,848)   (18,379,939)       427,696
  Surrenders for benefit
   payments and fees.....   (4,603,591)   (22,733,970)    (3,907,375)
  Net annuity
   transactions..........        9,447          5,887          9,447
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,217,770)   (17,660,738)      (644,918)
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........     (579,331)    (7,263,262)       169,780
NET ASSETS:
  Beginning of year......   43,543,277    287,510,779     50,368,010
                           -----------   ------------    -----------
  End of year............  $42,963,946   $280,247,517    $50,537,790
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................     $  (800,431)        $   10,898         $  (496,038)      $  8,198,335     $  (342,750)
  Capital gains income...        --                 --                  --                 --               --
  Net realized gain
   (loss) on security
   transactions..........         516,048                822             485,521             (9,054)         54,204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,596,278             24,724           1,174,129         (8,544,705)      7,466,741
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,311,895             36,444           1,163,612           (355,424)      7,178,195
                              -----------         ----------         -----------       ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............       4,136,694            846,042           1,816,762        133,810,950       8,140,432
  Net transfers..........      (1,805,470)           437,379          (2,787,140)        28,817,361      20,481,923
  Surrenders for benefit
   payments and fees.....      (3,344,180)            (4,762)         (1,998,574)       (34,070,645)     (2,394,027)
  Net annuity
   transactions..........        --                 --                     6,091             70,873         --
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,012,956)         1,278,659          (2,962,861)       128,628,539      26,228,328
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets.........       2,298,939          1,315,103          (1,799,249)       128,273,115      33,406,523
NET ASSETS:
  Beginning of year......      47,727,258           --                29,492,043        372,430,403      25,113,792
                              -----------         ----------         -----------       ------------     -----------
  End of year............     $50,026,197         $1,315,103         $27,692,794       $500,703,518     $58,520,315
                              ===========         ==========         ===========       ============     ===========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................    $ (4,258,865)     $ (2,108,578)      $  (451,374)
  Capital gains income...      11,728,568          --                --
  Net realized gain
   (loss) on security
   transactions..........         297,993           239,790           (31,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,413,554        14,142,839         2,015,561
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      20,181,250        12,274,051         1,532,586
                             ------------      ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      38,099,848        83,244,845         6,818,024
  Net transfers..........      15,857,022        34,348,866         3,853,580
  Surrenders for benefit
   payments and fees.....     (20,845,079)      (14,333,105)       (1,129,168)
  Net annuity
   transactions..........          (3,491)           23,974            13,554
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      33,108,300       103,284,580         9,555,990
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets.........      53,289,550       115,558,631        11,088,576
NET ASSETS:
  Beginning of year......     326,873,531       203,187,476        19,379,565
                             ------------      ------------       -----------
  End of year............    $380,163,081      $318,746,107       $30,468,141
                             ============      ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (18,216)        $   10,326,771       $   (7,415,049)
  Capital gains income...           3,777             --                    --
  Net realized gain
   (loss) on security
   transactions..........          (1,546)             4,333,132            4,190,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         150,828             95,903,283           67,709,688
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         134,843            110,563,186           64,485,135
                               ----------         --------------       --------------
UNIT TRANSACTIONS:
  Purchases..............         933,876            168,296,535          111,110,659
  Net transfers..........       1,989,708             53,666,496           21,150,510
  Surrenders for benefit
   payments and fees.....         (57,266)           (99,871,670)         (76,582,226)
  Net annuity
   transactions..........        --                      257,990              193,184
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,866,318            122,349,351           55,872,127
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets.........       3,001,161            232,912,537          120,357,262
NET ASSETS:
  Beginning of year......        --                1,386,391,812        1,110,774,765
                               ----------         --------------       --------------
  End of year............      $3,001,161         $1,619,304,349       $1,231,132,027
                               ==========         ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................   $ 20,774,429    $ (4,457,906)  $  (28,744,837) $   (7,625,642)    $   (128,959)     $   (775,607)
  Capital gains income...       --              --               --            13,819,630        --                 --
  Net realized gain
   (loss) on security
   transactions..........      1,266,666       2,185,196       22,113,554      16,729,601        3,436,037           211,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (22,427,692)     63,418,193      442,795,353     126,429,965      132,377,173        31,244,380
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (386,597)     61,145,483      436,164,070     149,353,554      135,684,251        30,680,245
                            ------------    ------------   --------------  --------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............    102,454,740      63,594,309      411,655,717     462,595,510      112,497,957        34,669,108
  Net transfers..........     43,443,053      27,169,335       88,339,428     126,682,416       56,678,643        41,657,680
  Surrenders for benefit
   payments and fees.....    (73,221,587)    (30,312,899)    (203,200,845)   (231,695,384)     (40,201,041)      (10,109,117)
  Net annuity
   transactions..........        205,530         (27,800)         136,886         299,859           50,258           (16,903)
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     72,881,736      60,422,945      296,931,186     357,882,401      129,025,817        66,200,768
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets.........     72,495,139     121,568,428      733,095,256     507,235,955      264,710,068        96,881,013
NET ASSETS:
  Beginning of year......    926,352,063     443,977,259    2,824,738,393   3,177,845,595      590,177,063       127,529,010
                            ------------    ------------   --------------  --------------     ------------      ------------
  End of year............   $998,847,202    $565,545,687   $3,557,833,649  $3,685,081,550     $854,887,131      $224,410,023
                            ============    ============   ==============  ==============     ============      ============

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
OPERATIONS:
  Net investment
   income................     $ (2,152,304)      $ (3,857,657)
  Capital gains income...        --                 2,737,504
  Net realized gain
   (loss) on security
   transactions..........        1,778,371            111,987
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       68,502,061         13,413,082
                              ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       68,128,128         12,404,916
                              ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       45,975,253        132,205,915
  Net transfers..........       39,954,638         67,358,285
  Surrenders for benefit
   payments and fees.....      (18,802,089)       (23,966,469)
  Net annuity
   transactions..........           (8,156)            21,865
                              ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       67,119,646        175,619,596
                              ------------       ------------
  Net increase (decrease)
   in net assets.........      135,247,774        188,024,512
NET ASSETS:
  Beginning of year......      250,295,102        354,900,364
                              ------------       ------------
  End of year............     $385,542,876       $542,924,876
                              ============       ============

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................  $   19,770,278    $ (1,584,442)    $   (18,036)
  Capital gains income...       3,470,793        --             2,368,657
  Net realized gain
   (loss) on security
   transactions..........         (52,228)         26,391       1,691,701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (23,887,673)      1,747,158         237,541
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (698,830)        189,107       4,279,863
                           --------------    ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     369,053,048      41,032,471         196,931
  Net transfers..........     185,022,671      23,492,318      (3,622,553)
  Surrenders for benefit
   payments and fees.....     (65,684,313)     (6,443,039)     (3,490,924)
  Net annuity
   transactions..........         268,614           8,750         (13,089)
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     488,660,020      58,090,500      (6,929,635)
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets.........     487,961,190      58,279,607      (2,649,772)
NET ASSETS:
  Beginning of year......     895,948,964     100,954,178      41,699,004
                           --------------    ------------     -----------
  End of year............  $1,383,910,154    $159,233,785     $39,049,232
                           ==============    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................    $ (5,707,007)      $ 13,082,618       $   (76,029)         $    3,617      $   (9,234,478)
  Capital gains income...        --                3,378,177          --                  --                 3,731,131
  Net realized gain
   (loss) on security
   transactions..........       4,637,905            200,667             2,075                 590           2,945,640
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,915,783        (15,805,063)          776,705             131,372         103,110,236
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,846,681            856,399           702,751             135,579         100,552,529
                             ------------       ------------       -----------          ----------      --------------
UNIT TRANSACTIONS:
  Purchases..............      29,428,263         82,903,227         8,377,788           2,764,889         207,416,352
  Net transfers..........     (20,489,116)        59,713,925         6,431,300           2,559,554          93,391,623
  Surrenders for benefit
   payments and fees.....     (24,293,559)       (29,935,503)          (99,798)            (51,589)        (72,071,191)
  Net annuity
   transactions..........          35,891             79,742          --                  --                    98,895
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,318,521)       112,761,391        14,709,290           5,272,854         228,835,679
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets.........      (5,471,840)       113,617,790        15,412,041           5,408,433         329,388,208
NET ASSETS:
  Beginning of year......     352,478,886        381,664,275          --                  --               984,060,457
                             ------------       ------------       -----------          ----------      --------------
  End of year............    $347,007,046       $495,282,065       $15,412,041          $5,408,433      $1,313,448,665
                             ============       ============       ===========          ==========      ==============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................     $   (335,764)      $ (2,596,318)      $   350,250
  Capital gains income...        --                  --                --
  Net realized gain
   (loss) on security
   transactions..........          281,089            952,837           189,257
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       26,596,177         41,484,842          (243,191)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,541,502         39,841,361           296,316
                              ------------       ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............       20,547,058        111,517,180            81,544
  Net transfers..........       38,577,254         38,163,968           (11,409)
  Surrenders for benefit
   payments and fees.....       (6,015,907)       (22,151,886)       (1,615,205)
  Net annuity
   transactions..........           60,044            111,220            (5,052)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       53,168,449        127,640,482        (1,550,122)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets.........       79,709,951        167,481,843        (1,253,806)
NET ASSETS:
  Beginning of year......       72,977,416        356,140,468        15,639,336
                              ------------       ------------       -----------
  End of year............     $152,687,367       $523,622,311       $14,385,530
                              ============       ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................    $ (3,483,502)     $   (926,439)    $  2,965,022
  Capital gains income...        --                --               --
  Net realized gain
   (loss) on security
   transactions..........         275,358            53,517         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      44,567,889        28,185,907         --
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      41,359,745        27,312,985        2,965,022
                             ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     172,299,011        62,252,207       88,376,296
  Net transfers..........      79,343,486        87,599,782       43,577,690
  Surrenders for benefit
   payments and fees.....     (26,819,405)       (9,026,361)     (91,428,588)
  Net annuity
   transactions..........         121,500            13,343          164,238
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     224,944,592       140,838,971       40,689,636
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........     266,304,337       168,151,956       43,654,658
NET ASSETS:
  Beginning of year......     408,911,689       105,218,533      223,839,413
                             ------------      ------------     ------------
  End of year............    $675,216,026      $273,370,489     $267,494,071
                             ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................      $  (439,841)       $  (847,793)   $  (310,728)  $ 11,312,851      $ (1,439,628)     $ (3,411,503)
  Capital gains income...        --                   --             410,353        --              --                  --
  Net realized gain
   (loss) on security
   transactions..........       (1,792,234)        (3,281,318)       231,204      1,429,195          (708,890)          243,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,062,931          7,909,344      1,065,567    (11,775,015)        5,319,485        20,981,951
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (169,144)         3,780,233      1,396,396        967,031         3,170,967        17,814,284
                               -----------        -----------    -----------   ------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        1,175,977          2,558,174      2,419,902     17,040,469         4,935,040        73,369,464
  Net transfers..........       (7,019,944)        (2,685,325)       514,798    (17,844,190)       (4,193,760)       27,796,005
  Surrenders for benefit
   payments and fees.....       (5,404,480)        (4,462,344)    (1,622,532)   (18,192,806)       (9,997,152)      (17,005,637)
  Net annuity
   transactions..........             (253)            (3,514)        25,053          7,619            34,041            18,614
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (11,248,700)        (4,593,009)     1,337,221    (18,988,908)       (9,221,831)       84,178,446
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets.........      (11,417,844)          (812,776)     2,733,617    (18,021,877)       (6,050,864)      101,992,730
NET ASSETS:
  Beginning of year......       66,329,614         57,459,982     21,811,691    247,363,873       122,812,783       241,340,898
                               -----------        -----------    -----------   ------------      ------------      ------------
  End of year............      $54,911,770        $56,647,206    $24,545,308   $229,341,996      $116,761,919      $343,333,628
                               ===========        ===========    ===========   ============      ============      ============


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
OPERATIONS:
  Net investment
   income................  $ (2,682,414)    $ (3,144,453)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........     2,391,430          356,369
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,178,955       11,582,692
                           ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,887,971        8,794,608
                           ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............    10,824,830       42,117,174
  Net transfers..........    (6,233,158)       9,921,965
  Surrenders for benefit
   payments and fees.....   (12,566,651)     (12,291,856)
  Net annuity
   transactions..........        10,596           23,624
                           ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (7,964,383)      39,770,907
                           ------------     ------------
  Net increase (decrease)
   in net assets.........    (6,076,412)      48,565,515
NET ASSETS:
  Beginning of year......   169,901,733      164,932,782
                           ------------     ------------
  End of year............  $163,825,321     $213,498,297
                           ============     ============

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              MFS TOTAL      MFS VALUE       MFS RESEARCH
                            RETURN SERIES      SERIES        BOND SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................  $    3,256,746   $  (714,630)      $  (42,128)
  Capital gains income...      42,654,795     1,441,538         --
  Net realized gain
   (loss) on security
   transactions..........       1,679,459        63,682           (3,023)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (33,430,725)    2,758,263           47,237
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      14,160,275     3,548,853            2,086
                           --------------   -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     186,633,660    17,177,995        2,206,541
  Net transfers..........      87,607,711    21,816,148        6,848,514
  Surrenders for benefit
   payments and fees.....     (77,206,603)   (4,514,068)        (178,996)
  Net annuity
   transactions..........          30,895        35,904          177,214
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     197,065,663    34,515,979        9,053,273
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets.........     211,225,938    38,064,832        9,055,359
NET ASSETS:
  Beginning of year......   1,006,103,269    48,216,381         --
                           --------------   -----------       ----------
  End of year............  $1,217,329,207   $86,281,213       $9,055,359
                           ==============   ===========       ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................       $     (877)          $  (10,574)        $   (6,962)       $  (43,452)        $ (8,769)
  Capital gains income...           49,010             --                 --                --                --
  Net realized gain
   (loss) on security
   transactions..........           20,733                4,681            (15,970)           44,432           21,393
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          306,961               74,468            176,451           225,514           91,643
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          375,827               68,575            153,519           226,494          104,267
                                ----------           ----------         ----------        ----------         --------
UNIT TRANSACTIONS:
  Purchases..............          870,140            1,235,718             11,839            20,238           10,000
  Net transfers..........        2,563,681            1,068,266            (20,863)         (137,454)          73,549
  Surrenders for benefit
   payments and fees.....          (42,792)             (14,274)          (142,674)         (155,859)         (39,651)
  Net annuity
   transactions..........        --                    --                 --                --                --
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,391,029            2,289,710           (151,698)         (273,075)          43,898
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets.........        3,766,856            2,358,285              1,821           (46,581)         148,165
NET ASSETS:
  Beginning of year......        --                    --                1,300,023         2,848,716          422,843
                                ----------           ----------         ----------        ----------         --------
  End of year............       $3,766,856           $2,358,285         $1,301,844        $2,802,135         $571,008
                                ==========           ==========         ==========        ==========         ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................   $ (4,711)      $  (6,633)       $    1,424
  Capital gains income...     --             --                 38,344
  Net realized gain
   (loss) on security
   transactions..........     (9,763)        102,048             1,242
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     38,405         (12,875)           10,225
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     23,931          82,540            51,235
                            --------       ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............     15,044         --                 65,841
  Net transfers..........    (35,132)       (258,179)           39,109
  Surrenders for benefit
   payments and fees.....    (67,186)         (4,916)          (64,736)
  Net annuity
   transactions..........     --             --               --
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (87,274)       (263,095)           40,214
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets.........    (63,343)       (180,555)           91,449
NET ASSETS:
  Beginning of year......    325,092         619,188         1,785,916
                            --------       ---------        ----------
  End of year............   $261,749       $ 438,633        $1,877,365
                            ========       =========        ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................     $   70,599        $   (6,601)        $ (4,012)
  Capital gains income...         19,096          --                --
  Net realized gain
   (loss) on security
   transactions..........         (9,773)            8,258            6,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (87,355)           56,408              243
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (7,433)           58,065            2,950
                              ----------        ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      1,115,894           527,957           57,385
  Net transfers..........        692,233           645,083          165,950
  Surrenders for benefit
   payments and fees.....       (510,107)         (115,843)         (40,856)
  Net annuity
   transactions..........       --                --                --
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,298,020         1,057,197          182,479
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets.........      1,290,587         1,115,262          185,429
NET ASSETS:
  Beginning of year......      3,710,909         1,070,247          248,755
                              ----------        ----------         --------
  End of year............     $5,001,496        $2,185,509         $434,184
                              ==========        ==========         ========

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................      $ (1,634)         $    8,163         $  (56,528)       $    8,432          $  (26,453)
  Capital gains income...       --                   32,752           --                --                  --
  Net realized gain
   (loss) on security
   transactions..........           162               2,385             15,522          --                    16,564
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (2,519)             71,485            186,810          --                   102,664
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,991)            114,785            145,804             8,432              92,775
                               --------          ----------         ----------        ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        13,639             505,404            449,590           118,318             359,394
  Net transfers..........        20,786             575,591            260,783          (572,534)            324,144
  Surrenders for benefit
   payments and fees.....        (4,305)            (41,323)          (168,123)          (28,402)            (49,132)
  Net annuity
   transactions..........       --                 --                 --                --                  --
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        30,120           1,039,672            542,250          (482,618)            634,406
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets.........        26,129           1,154,457            688,054          (474,186)            727,181
NET ASSETS:
  Beginning of year......       106,467             620,226          2,813,519         1,448,788           1,015,539
                               --------          ----------         ----------        ----------          ----------
  End of year............      $132,596          $1,774,683         $3,501,573        $  974,602          $1,742,720
                               ========          ==========         ==========        ==========          ==========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
OPERATIONS:
  Net investment
   income................       $   (19)           $   (48)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........       --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            14                 36
                                -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            (5)               (12)
                                -------            -------
UNIT TRANSACTIONS:
  Purchases..............       --                   4,000
  Net transfers..........        10,001             10,002
  Surrenders for benefit
   payments and fees.....       --                 --
  Net annuity
   transactions..........       --                 --
                                -------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        10,001             14,002
                                -------            -------
  Net increase (decrease)
   in net assets.........         9,996             13,990
NET ASSETS:
  Beginning of year......       --                 --
                                -------            -------
  End of year............       $ 9,996            $13,990
                                =======            =======

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (690,260)  $ (4,200,414)   $  (772,364)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (177,302)       136,139         62,283
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,366,607     26,867,975      2,095,948
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,499,045     22,803,700      1,385,867
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    8,067,062     53,125,912      9,163,314
  Net transfers..........      423,463     26,750,074       (159,540)
  Surrenders for benefit
   payments and fees.....   (1,775,329)   (11,171,257)    (3,310,256)
  Net annuity
   transactions..........      --              18,758        --
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,715,196     68,723,487      5,693,518
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........   10,214,241     91,527,187      7,079,385
NET ASSETS:
  Beginning of year......   33,329,036    195,983,592     43,288,625
                           -----------   ------------    -----------
  End of year............  $43,543,277   $287,510,779    $50,368,010
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                               AIM V.I.       AIM V.I. DENT     AIM V.I.        AIM V.I.
                                CAPITAL        DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (729,462)     $  (485,294)   $  8,473,485     $  (133,382)    $ (4,135,680)     $ (1,425,338)
  Capital gains income...        --                --             --               --            13,942,833          --
  Net realized gain
   (loss) on security
   transactions..........         (43,058)          85,550        (135,111)         31,719           26,235            28,301
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,916,484        2,120,533      (5,680,118)      3,762,990       21,222,465        10,454,431
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,143,964        1,720,789       2,658,256       3,661,327       31,055,853         9,057,394
                              -----------      -----------    ------------     -----------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       9,826,186        7,187,828     141,561,258       6,289,393       61,684,279        85,893,352
  Net transfers..........       1,412,500       (1,711,601)     (2,912,422)      6,182,793       39,924,902        41,017,207
  Surrenders for benefit
   payments and fees.....      (2,203,969)      (1,441,457)    (19,953,076)       (612,192)     (10,975,106)       (5,703,334)
  Net annuity
   transactions..........        --                 (3,344)         15,544         --                24,361             8,579
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,034,717        4,031,426     118,711,304      11,859,994       90,658,436       121,215,804
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets.........      11,178,681        5,752,215     121,369,560      15,521,321      121,714,289       130,273,198
NET ASSETS:
  Beginning of year......      36,548,577       23,739,828     251,060,843       9,592,471      205,159,242        72,914,278
                              -----------      -----------    ------------     -----------     ------------      ------------
  End of year............     $47,727,258      $29,492,043    $372,430,403     $25,113,792     $326,873,531      $203,187,476
                              ===========      ===========    ============     ===========     ============      ============


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (204,389)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (109,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,117,688
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         803,369
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       9,107,979
  Net transfers..........       8,558,467
  Surrenders for benefit
   payments and fees.....        (356,235)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      17,310,211
                              -----------
  Net increase (decrease)
   in net assets.........      18,113,580
NET ASSETS:
  Beginning of year......       1,265,985
                              -----------
  End of year............     $19,379,565
                              ===========

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    6,952,785       $   (8,732,017)   $ 16,254,579
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........            286,981               26,672       1,027,010
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         74,406,871           86,742,273      16,464,644
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         81,646,637           78,036,928      33,746,233
                              --------------       --------------    ------------
UNIT TRANSACTIONS:
  Purchases..............        270,445,299          200,240,620     168,299,731
  Net transfers..........        152,694,103           94,151,869      45,990,785
  Surrenders for benefit
   payments and fees.....        (57,585,731)         (39,240,810)    (51,132,197)
  Net annuity
   transactions..........             28,194               37,042         (58,132)
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        365,581,865          255,188,721     163,100,187
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets.........        447,228,502          333,225,649     196,846,420
NET ASSETS:
  Beginning of year......        939,163,310          777,549,116     729,505,643
                              --------------       --------------    ------------
  End of year............     $1,386,391,812       $1,110,774,765    $926,352,063
                              ==============       ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                           AMERICAN FUNDS                  AMERICAN FUNDS                                        AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS     GLOBAL SMALL
                            GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND  CAPITALIZATION FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------  --------------  ------------------  --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $ (4,087,732)  $  (33,279,130) $  (16,175,157)    $   (185,611)     $    389,845      $ (3,122,806)
  Capital gains income...       --               --              --              --                 --               --
  Net realized gain
   (loss) on security
   transactions..........        824,289        3,264,341       4,046,629          400,852           136,884           500,603
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     46,981,054      286,398,544     248,250,137       77,733,205        16,115,876        38,462,255
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     43,717,611      256,383,755     236,121,609       77,948,446        16,642,605        35,840,052
                            ------------   --------------  --------------     ------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     88,605,297      593,698,579     658,577,392      139,113,677        24,879,791        60,207,759
  Net transfers..........     35,552,308      193,672,458     248,639,462       76,929,335        17,060,241        22,691,966
  Surrenders for benefit
   payments and fees.....    (17,031,765)    (106,579,902)   (133,240,929)     (18,567,920)       (3,939,874)       (8,880,872)
  Net annuity
   transactions..........        (61,573)          94,188          49,761          (14,027)           19,344            17,270
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    107,064,267      680,885,323     774,025,686      197,461,065        38,019,502        74,036,123
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets.........    150,781,878      937,269,078   1,010,147,295      275,409,511        54,662,107       109,876,175
NET ASSETS:
  Beginning of year......    293,195,381    1,887,469,315   2,167,698,300      314,767,552        72,866,903       140,418,927
                            ------------   --------------  --------------     ------------      ------------      ------------
  End of year............   $443,977,259   $2,824,738,393  $3,177,845,595     $590,177,063      $127,529,010      $250,295,102
                            ============   ==============  ==============     ============      ============      ============

                              FRANKLIN
                               RISING
                              DIVIDENDS
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,359,584)
  Capital gains income...      2,591,384
  Net realized gain
   (loss) on security
   transactions..........         24,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     23,773,440
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     24,029,460
                            ------------
UNIT TRANSACTIONS:
  Purchases..............    154,541,180
  Net transfers..........     96,898,231
  Surrenders for benefit
   payments and fees.....     (8,355,529)
  Net annuity
   transactions..........         18,361
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    243,102,243
                            ------------
  Net increase (decrease)
   in net assets.........    267,131,703
NET ASSETS:
  Beginning of year......     87,768,661
                            ------------
  End of year............   $354,900,364
                            ============

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  8,147,977     $   (790,570)    $   163,829
  Capital gains income...       --               --                52,309
  Net realized gain
   (loss) on security
   transactions..........        101,135          (10,281)      1,079,277
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     74,334,979        5,812,676       8,431,083
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     82,584,091        5,011,825       9,726,498
                            ------------     ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............    309,511,265       48,609,086         212,867
  Net transfers..........    156,095,082       23,776,209        (997,030)
  Surrenders for benefit
   payments and fees.....    (26,494,984)      (2,987,310)     (3,066,554)
  Net annuity
   transactions..........         62,872         --               (11,169)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    439,174,235       69,397,985      (3,861,886)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets.........    521,758,326       74,409,810       5,864,612
NET ASSETS:
  Beginning of year......    374,190,638       26,544,368      35,834,392
                            ------------     ------------     -----------
  End of year............   $895,948,964     $100,954,178     $41,699,004
                            ============     ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                               FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (5,011,821)    $  4,735,280     $ (7,180,333)      $    99,401        $ (1,558,956)
  Capital gains income...       --                404,285         --                --                  --
  Net realized gain
   (loss) on security
   transactions..........        784,697          304,466          741,981            83,055              46,161
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     33,694,531       21,242,927       95,114,034        11,887,442          43,832,445
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     29,467,407       26,686,958       88,675,682        12,069,898          42,319,650
                            ------------     ------------     ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     55,175,485       78,219,944      212,777,998        12,939,704         143,137,278
  Net transfers..........     14,497,636       39,455,867       98,122,721        14,439,285          68,970,267
  Surrenders for benefit
   payments and fees.....    (14,409,317)     (16,560,788)     (38,265,950)       (2,476,732)         (8,193,469)
  Net annuity
   transactions..........         33,383           44,912           50,314             2,328              (7,198)
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     55,297,187      101,159,935      272,685,083        24,904,585         203,906,878
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........     84,764,594      127,846,893      361,360,765        36,974,483         246,226,528
NET ASSETS:
  Beginning of year......    267,714,292      253,817,382      622,699,692        36,002,933         109,913,940
                            ------------     ------------     ------------       -----------        ------------
  End of year............   $352,478,886     $381,664,275     $984,060,457       $72,977,416        $356,140,468
                            ============     ============     ============       ===========        ============

                              TEMPLETON
                            GLOBAL ASSET    TEMPLETON GROWTH
                           ALLOCATION FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   214,950      $ (1,618,579)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........        189,942            47,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,541,386        44,889,784
                             -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,946,278        43,319,155
                             -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............         47,808       138,015,334
  Net transfers..........         41,954        60,391,033
  Surrenders for benefit
   payments and fees.....     (1,330,795)      (12,638,030)
  Net annuity
   transactions..........         (4,843)           33,560
                             -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,245,876)      185,801,897
                             -----------      ------------
  Net increase (decrease)
   in net assets.........        700,402       229,121,052
NET ASSETS:
  Beginning of year......     14,938,934       179,790,637
                             -----------      ------------
  End of year............    $15,639,336      $408,911,689
                             ===========      ============

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (449,191)    $ (1,920,673)       $  (741,154)
  Capital gains income...        --               --                --
  Net realized gain
   (loss) on security
   transactions..........           1,705         --               (1,905,038)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,581,859         --                9,304,199
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,134,373       (1,920,673)         6,658,007
                             ------------     ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............      41,486,243      138,007,409          3,851,574
  Net transfers..........      29,286,746      (92,560,143)        (5,020,967)
  Surrenders for benefit
   payments and fees.....      (1,589,456)     (60,047,384)        (4,548,671)
  Net annuity
   transactions..........          18,731           28,123             (1,547)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      69,202,264      (14,571,995)        (5,719,611)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets.........      80,336,637      (16,492,668)           938,396
NET ASSETS:
  Beginning of year......      24,881,896      240,332,081         65,391,218
                             ------------     ------------        -----------
  End of year............    $105,218,533     $223,839,413        $66,329,614
                             ============     ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________


                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (849,731)   $  (225,750)  $  6,877,047      $ (1,814,626)     $ (1,851,836)  $ (2,503,659)
  Capital gains income...       --             --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........    (4,227,263)        73,551        (55,479)         (585,857)         (856,758)       179,940
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,777,692      2,962,363      8,865,039        10,812,547        22,699,279     19,994,564
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,700,698      2,810,164     15,686,607         8,412,064        19,990,685     17,670,845
                            -----------    -----------   ------------      ------------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     6,499,845      3,107,142     33,267,954         8,093,421        72,527,178     23,380,387
  Net transfers..........    (6,388,329)     3,072,533      5,488,276           679,311        32,208,310      5,550,613
  Surrenders for benefit
   payments and fees.....    (3,335,802)      (736,080)   (13,771,785)       (6,975,946)       (9,538,818)    (7,831,332)
  Net annuity
   transactions..........        (3,371)       --              87,504            (2,965)           (1,844)       --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,227,657)     5,443,595     25,071,949         1,793,821        95,194,826     21,099,668
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets.........     2,473,041      8,253,759     40,758,556        10,205,885       115,185,511     38,770,513
NET ASSETS:
  Beginning of year......    54,986,941     13,557,932    206,605,317       112,606,898       126,155,387    131,131,220
                            -----------    -----------   ------------      ------------      ------------   ------------
  End of year............   $57,459,982    $21,811,691   $247,363,873      $122,812,783      $241,340,898   $169,901,733
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           MFS NEW DISCOVERY     MFS TOTAL        MFS VALUE
                                SERIES         RETURN SERIES       SERIES
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (2,140,014)     $     (477,239)   $  (393,106)
  Capital gains income...        --                 --               384,180
  Net realized gain
   (loss) on security
   transactions..........         (54,330)          1,249,050         26,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,329,172          81,094,080      4,654,212
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,134,828          81,865,891      4,671,689
                             ------------      --------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      46,952,486         195,937,175     17,187,262
  Net transfers..........      14,207,886          91,912,813     12,399,886
  Surrenders for benefit
   payments and fees.....      (5,877,759)        (45,403,849)    (1,036,521)
  Net annuity
   transactions..........          12,459              (5,028)       --
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      55,295,072         242,441,111     28,550,627
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets.........      63,429,900         324,307,002     33,222,316
NET ASSETS:
  Beginning of year......     101,502,882         681,796,267     14,994,065
                             ------------      --------------    -----------
  End of year............    $164,932,782      $1,006,103,269    $48,216,381
                             ============      ==============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                           MERRILL LYNCH   MERRILL LYNCH                                                   SP WILLIAM BLAIR
                           GLOBAL GROWTH     LARGE CAP      JENNISON 20/20    JENNISON      PRUDENTIAL      INTERNATIONAL
                             V.I. FUND    GROWTH V.I. FUND  FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO  GROWTH PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------  ----------------  ---------------  -----------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $     (154)      $  (43,486)       $ (6,111)      $  (5,559)     $ (5,913)         $   (49)
  Capital gains income...      --              --               --               --           --               --
  Net realized gain
   (loss) on security
   transactions..........      (12,964)          15,220           2,309         (59,612)        5,728            1,535
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      167,771          181,445          51,650          94,115        74,428           (1,686)
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      154,653          153,179          47,848          28,944        74,243             (200)
                            ----------       ----------        --------       ---------      --------          -------
UNIT TRANSACTIONS:
  Purchases..............      117,433           68,506          42,280          --            10,491          --
  Net transfers..........      (23,315)        (197,189)         (5,443)       (444,602)      (32,283)          (6,222)
  Surrenders for benefit
   payments and fees.....      (39,913)        (240,448)        (11,939)        (17,590)       (4,623)              (9)
  Net annuity
   transactions..........      --               (16,216)        --               --           --               --
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       54,205         (385,347)         24,898        (462,192)      (26,415)          (6,231)
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets.........      208,858         (232,168)         72,746        (433,248)       47,828           (6,431)
NET ASSETS:
  Beginning of year......    1,091,165        3,080,884         350,097         758,340       571,360            6,431
                            ----------       ----------        --------       ---------      --------          -------
  End of year............   $1,300,023       $2,848,716        $422,843       $ 325,092      $619,188          $--
                            ==========       ==========        ========       =========      ========          =======

(a) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  WELLS FARGO   WELLS FARGO
                                WELLS FARGO       TOTAL RETURN    EQUITY
                           ASSET ALLOCATION FUND   BOND FUND    INCOME FUND
                                SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................       $    5,293         $   31,047   $   (1,099)
  Capital gains income...           43,194            171,268       --
  Net realized gain
   (loss) on security
   transactions..........              369             (6,459)         (75)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           60,857           (137,798)      73,445
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          109,713             58,058       72,271
                                ----------         ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          783,156          1,915,937      582,280
  Net transfers..........          447,310            873,517      176,375
  Surrenders for benefit
   payments and fees.....          (19,557)          (108,706)     (11,312)
  Net annuity
   transactions..........        --                   --            --
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,210,909          2,680,748      747,343
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets.........        1,320,622          2,738,806      819,614
NET ASSETS:
  Beginning of year......          465,294            972,103      250,633
                                ----------         ----------   ----------
  End of year............       $1,785,916         $3,710,909   $1,070,247
                                ==========         ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                           WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,104)    $ (1,384)     $ (5,304)     $  (39,816)    $  (11,662)  $  (11,626)
  Capital gains income...     --           --            --             --             --            --
  Net realized gain
   (loss) on security
   transactions..........        109           41          (324)         (3,598)       --            (5,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     19,381        8,470        58,400         111,958        --           111,128
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     18,386        7,127        52,772          68,544        (11,662)      94,211
                            --------     --------      --------      ----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     31,098       84,187       409,141       1,682,901      1,616,166      511,594
  Net transfers..........     63,127        8,580        74,041         494,734       (476,908)     237,979
  Surrenders for benefit
   payments and fees.....     (5,530)        (596)       (6,750)        (60,067)       (11,061)     (22,493)
  Net annuity
   transactions..........     --           --            --             --             --            --
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     88,695       92,171       476,432       2,117,568      1,128,197      727,080
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets.........    107,081       99,298       529,204       2,186,112      1,116,535      821,291
NET ASSETS:
  Beginning of year......    141,674        7,169        91,022         627,407        332,253      194,248
                            --------     --------      --------      ----------     ----------   ----------
  End of year............   $248,755     $106,467      $620,226      $2,813,519     $1,448,788   $1,015,539
                            ========     ========      ========      ==========     ==========   ==========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small-Mid Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, Mercury Global Growth V.I. Fund, Mercury Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Discovery Fund, and Wells Fargo Advantage Opportunity Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

     a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

     c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

     d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

     d) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results

_____________________________________ SA-86 ____________________________________
        in the future could vary from the amounts derived from management's estimates.

     e) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

     a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.55% of the contract's value for the mortality and expense risks which the company undertakes.

     b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $    7,430,537  $   10,403,375
AIM V.I. Basic Value Fund...............      37,955,382      57,173,947
AIM V.I. Blue Chip Fund.................      11,069,717      12,266,214
AIM V.I. Capital Appreciation Fund......       7,342,058       9,155,816
AIM V.I. Core Equity Fund...............       1,388,530          98,486
AIM V.I. Demographic Trends Fund........       4,441,225       7,900,197
AIM V.I. Government Securities Fund.....     196,708,072      59,881,968
AIM V.I. International Growth Fund......      32,958,465       7,072,032
AIM V.I. Mid Cap Core Equity Fund.......      84,635,553      44,057,029
AIM V.I. Premier Equity Fund............     120,867,509      19,687,236
AIM V.I. Small Cap Equity Fund..........      16,189,026       7,084,758
AIM V.I. Large Cap Growth Fund..........       3,397,039         545,148
American Funds Asset Allocation Fund....     253,459,656     120,781,878
American Funds Blue Chip Income and
 Growth Fund............................     147,856,708      99,401,171
American Funds Bond Fund................     186,205,198      92,549,628
American Funds Global Growth Fund.......      95,687,965      39,721,673
American Funds Growth Fund..............     473,857,742     205,668,456
American Funds Growth-Income Fund.......     580,494,112     216,418,671
American Funds International Fund.......     184,054,128      55,152,395
American Funds New World Fund...........      91,418,563      25,992,913
American Funds Global Small
 Capitalization Fund....................      98,897,609      33,929,196
Franklin Rising Dividends Securities
 Fund...................................     210,194,537      35,693,967

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
Franklin Income Securities Fund.........  $  568,293,816  $   56,388,584
Franklin Large Cap Growth Securities
 Fund...................................      64,334,714       7,827,057
Franklin Real Estate Fund...............       5,510,232      10,089,257
Franklin Small-Mid Cap Growth Securities
 Fund...................................      49,066,811      70,092,836
Franklin Strategic Income Securities
 Fund...................................     164,299,990      35,077,807
Franklin Flex Cap Growth Securities
 Fund...................................      15,919,598       1,285,677
Franklin Large Cap Value Securities
 Fund...................................       5,653,383         377,234
Mutual Shares Securities Fund...........     286,144,320      62,808,130
Templeton Developing Markets Securities
 Fund...................................      72,882,326      20,050,428
Templeton Foreign Securities Fund.......     188,451,747      63,404,770
Templeton Global Asset Allocation
 Fund...................................       1,429,345       2,629,310
Templeton Growth Securities Fund........     248,244,825      26,780,267
Mutual Discovery Securities Fund........     153,293,525      13,378,523
Hartford Money Market HLS Fund..........     358,092,432     314,446,340
MFS Capital Opportunities Series........       3,933,651      15,622,420
MFS Emerging Growth Series..............       7,380,649      12,821,145
MFS Global Equity Series................       8,821,191       7,383,615
MFS High Income Series..................      77,581,135      85,257,224
MFS Investors Growth Stock Series.......      10,161,088      20,822,710
MFS Investors Trust Series..............     103,682,456      22,913,692
MFS Mid Cap Growth Series...............      21,407,566      32,055,343
MFS New Discovery Series................      66,055,196      29,428,049
MFS Total Return Series.................     310,375,417      67,395,524
MFS Value Series........................      44,561,868       9,317,550
MFS Research Bond Series................      10,019,502       1,008,358
MFS Research International Series.......       4,466,900       1,027,728
MFS Research Series.....................       2,849,095         569,955
Mecury Global Growth V.I. Fund..........          50,672         209,326
Mercury Large Cap Growth V.I. Fund......          63,437         379,964
Jennison 20/20 Focus Portfolio..........         325,601         290,487
Jennison Portfolio......................          15,794         107,799
Prudential Value Portfolio..............          66,472         336,197
Wells Fargo Advantage Asset Allocation
 Fund...................................         348,130         268,146
Wells Fargo Advantage Total Return Bond
 Fund...................................       2,172,294         784,817
Wells Fargo Advantage Equity Income
 Fund...................................       1,324,921         274,308
Wells Fargo Advantage C&B Large Cap
 Value Fund.............................         226,617          48,131
Wells Fargo Advantage Large Company Core
 Fund...................................          35,156           6,699
Wells Fargo Advantage International Core
 Fund...................................       1,257,818         177,215
Wells Fargo Advantage Large Company
 Growth Fund............................       1,007,637         521,913
Wells Fargo Advantage Money Market
 Fund...................................       2,095,184       2,569,407
Wells Fargo Advantage Small Cap Growth
 Fund...................................         832,810         224,844
Wells Fargo Advantage Discovery Fund....          10,001              17
Wells Fargo Advantage Opportunity
 Fund...................................          14,002              48
                                          --------------  --------------
                                          $5,709,268,655  $2,157,095,005
                                          ==============  ==============

_____________________________________ SA-88 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
AIM V.I. Aggressive Growth Fund....    6,303,799    8,052,817   (1,749,018)
AIM V.I. Basic Value Fund..........   28,708,535   42,274,966  (13,566,431)
AIM V.I. Blue Chip Fund............   10,229,632   10,774,929     (545,297)
AIM V.I. Capital Appreciation
 Fund..............................    6,140,377    6,849,256     (708,879)
AIM V.I. Core Equity Fund..........      137,407        9,159      128,248
AIM V.I. Demographic Trends Fund...    3,843,633    6,210,128   (2,366,495)
AIM V.I. Government Securities
 Fund..............................  174,142,363   53,072,695  121,069,668
AIM V.I. International Growth
 Fund..............................   22,776,533    4,587,985   18,188,548
AIM V.I. Mid Cap Core Equity
 Fund..............................   52,404,835   28,687,760   23,717,075
AIM V.I. Premier Equity Fund.......  121,015,730   18,197,358  102,818,372
AIM V.I. Small Cap Equity Fund.....    1,411,679      601,873      809,806
AIM V.I. Large Cap Growth Fund.....      331,843       51,493      280,350
American Funds Asset Allocation
 Fund..............................   20,555,263    9,660,056   10,895,207
American Funds Blue Chip Income and
 Growth Fund.......................  148,260,053   89,520,669   58,739,384
American Funds Bond Fund...........   12,377,166    6,589,333    5,787,833
American Funds Global Growth
 Fund..............................    9,061,925    3,374,771    5,687,154
American Funds Growth Fund.........   46,489,817   17,865,851   28,623,966
American Funds Growth-Income
 Fund..............................   46,354,545   15,850,629   30,503,916
American Funds International
 Fund..............................   17,090,467    4,774,233   12,316,234
American Funds New World Fund......    6,254,828    1,754,277    4,500,551
American Funds Global Small
 Capitalization Fund...............    7,672,208    2,463,272    5,208,936
Franklin Rising Dividends
 Securities Fund...................   16,318,966    2,619,743   13,699,223
Franklin Income Securities Fund....   40,878,288    3,914,817   36,963,471
Franklin Large Cap Growth
 Securities Fund...................    6,162,327      681,978    5,480,349
Franklin Real Estate Fund..........      129,440      457,377     (327,937)
Franklin Small-Mid Cap Growth
 Securities Fund...................    5,666,341    7,654,374   (1,988,033)
Franklin Strategic Income
 Securities Fund...................   10,460,679    2,313,556    8,147,123
Franklin Flex Cap Growth Securities
 Fund..............................    1,602,494      125,339    1,477,155
Franklin Large Cap Value Securities
 Fund..............................      561,957       35,828      526,129
Mutual Shares Securities Fund......   20,722,669    4,021,943   16,700,726
Templeton Developing Markets
 Securities Fund...................    4,915,055    1,331,189    3,583,866
Templeton Foreign Securities
 Fund..............................   18,272,560    5,879,282   12,393,278
Templeton Global Asset Allocation
 Fund..............................       69,198      186,521     (117,323)
Templeton Growth Securities Fund...   20,374,318    1,987,522   18,386,796
Mutual Discovery Securities Fund...   10,233,092      836,085    9,397,007
Hartford Money Market HLS Fund.....  341,462,103  300,998,733   40,463,370
MFS Capital Opportunities Series...      532,710    2,052,320   (1,519,610)
MFS Emerging Growth Series.........    1,197,546    1,927,888     (730,342)
MFS Global Equity Series...........      739,050      622,625      116,425
MFS High Income Series.............    5,545,865    7,142,266   (1,596,401)
MFS Investors Growth Stock
 Series............................    1,547,161    2,840,931   (1,293,770)
MFS Investors Trust Series.........   12,829,242    2,558,506   10,270,736
MFS Mid Cap Growth Series..........    3,917,873    5,197,688   (1,279,815)
MFS New Discovery Series...........    7,156,771    3,020,894    4,135,877
MFS Total Return Series............   20,566,237    4,764,958   15,801,279
MFS Value Series...................    3,107,633      629,146    2,478,487

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
MFS Research Bond Series...........    1,011,676      105,929      905,747
MFS Research International
 Series............................      404,640       89,356      315,284
MFS Research Series................      278,037       55,209      222,828
Mecury Global Growth V.I. Fund.....        3,429       19,415      (15,986)
Mercury Large Cap Growth V.I.
 Fund..............................        6,245       33,540      (27,295)
Jennison 20/20 Focus Portfolio.....      283,628      229,627       54,001
Jennison Portfolio.................       19,834      130,604     (110,770)
Prudential Value Portfolio.........       59,135      291,394     (232,259)
Wells Fargo Advantage Asset
 Allocation Fund...................      243,494      209,997       33,497
Wells Fargo Advantage Total Return
 Bond Fund.........................    1,781,406      635,141    1,146,265
Wells Fargo Advantage Equity Income
 Fund..............................    1,131,656      216,314      915,342
Wells Fargo Advantage C&B Large Cap
 Value Fund........................      209,872       38,851      171,021
Wells Fargo Advantage Large Company
 Core Fund.........................       36,136        4,522       31,614
Wells Fargo Advantage International
 Core Fund.........................    1,068,535      141,074      927,461
Wells Fargo Advantage Large Company
 Growth Fund.......................    1,040,036      476,727      563,309
Wells Fargo Advantage Money Market
 Fund..............................    2,120,449    2,618,173     (497,724)
Wells Fargo Advantage Small Cap
 Growth Fund.......................      789,612      188,248      601,364
Wells Fargo Advantage Discovery
 Fund..............................          891      --               891
Wells Fargo Advantage Opportunity
 Fund..............................        1,294      --             1,294

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
AIM V.I. Aggressive Growth Fund....   14,719,835    8,991,741    5,728,094
AIM V.I. Basic Value Fund..........   82,021,892   24,009,696   58,012,196
AIM V.I. Blue Chip Fund............   25,021,875   19,576,930    5,444,945
AIM V.I. Capital Appreciation
 Fund..............................   16,308,146    8,621,048    7,687,098
AIM V.I. Dent Demographic Trends
 Fund..............................   12,528,386    9,028,485    3,499,901
AIM V.I. Government Securities
 Fund..............................  173,801,658   61,733,838  112,067,820
AIM V.I. International Growth
 Fund..............................   13,132,666    3,543,989    9,588,677
AIM V.I. Mid Cap Core Equity
 Fund..............................   84,690,150   14,860,672   69,829,478
AIM V.I. Premier Equity Fund.......  132,302,327    6,556,689  125,745,638
AIM V.I. Small Cap Equity Fund.....    2,290,877      732,109    1,558,768
American Funds Asset Allocation
 Fund..............................   39,435,955    4,639,051   34,796,904
American Funds Blue Chip Income and
 Growth Fund.......................  321,160,905   43,103,822  278,057,083
American Funds Bond Fund...........   19,531,597    6,378,910   13,152,687
American Funds Global Growth
 Fund..............................   13,411,466    2,241,631   11,169,835
American Funds Growth Fund.........   84,053,575    8,683,603   75,369,972
American Funds Growth-Income
 Fund..............................   77,159,340    7,417,580   69,741,760
American Funds International
 Fund..............................   24,298,936    2,198,791   22,100,145
American Funds New World Fund......    4,140,176    1,019,289    3,120,887
American Funds Global Small
 Capitalization Fund...............    9,251,160    2,291,524    6,959,636
Franklin Rising Dividends
 Securities Fund...................   20,424,823      673,842   19,750,981
Franklin Income Securities Fund....   37,490,517    1,533,465   35,957,052
Franklin Large Cap Growth
 Securities Fund...................    7,330,144      635,088    6,695,056
Franklin Real Estate Fund..........      213,524      448,281     (234,757)
Franklin Small Cap Fund............   12,177,548    5,936,517    6,241,031
Franklin Strategic Income
 Securities Fund...................   10,159,872    2,491,896    7,667,976
Mutual Shares Securities Fund......   24,844,235    2,711,727   22,132,508

_____________________________________ SA-90 ____________________________________

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Templeton Developing Markets
 Securities Fund...................    3,542,960    1,459,868    2,083,092
Templeton Foreign Securities
 Fund..............................   24,400,752    2,193,761   22,206,991
Templeton Global Asset Allocation
 Fund..............................       92,128      195,554     (103,426)
Templeton Growth Securities Fund...   19,827,720    2,914,228   16,913,492
Mutual Discovery Securities Fund...    5,632,665      311,964    5,320,701
Hartford Money Market HLS Fund.....  361,789,698  375,641,239  (13,851,541)
MFS Capital Opportunities Series...    1,499,469    2,302,701     (803,232)
MFS Emerging Growth Series.........    1,801,826    2,334,401     (532,575)
MFS Global Equity Series...........      829,101      295,805      533,296
MFS High Income Series.............    9,266,932    7,018,446    2,248,486
MFS Investors Growth Stock
 Series............................    3,564,113    3,158,079      406,034
MFS Investors Trust Series.........   15,247,550    2,638,332   12,609,218
MFS Mid Cap Growth Series..........    8,376,164    4,601,878    3,774,286
MFS New Discovery Series...........    7,862,566    1,928,217    5,934,349
MFS Total Return Series............   24,081,905    3,237,388   20,844,517
MFS Value Series...................    2,600,311      330,888    2,269,423
Merrill Lynch Global Growth V.I.
 Fund..............................       15,796       10,860        4,936
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       59,860      104,608      (44,748)
Jennison 20/20 Focus Portfolio.....       51,316       26,065       25,251
Jennison Portfolio.................        1,911      595,005     (593,094)
Prudential Value Portfolio.........       11,278       40,635      (29,357)
SP William Blair International
 Growth Portfolio..................      --             8,480       (8,480)
Wells Fargo Asset Allocation
 Fund..............................    1,245,209      106,872    1,138,337
Wells Fargo Total Return Bond
 Fund..............................    2,766,194      359,190    2,407,004
Wells Fargo Equity Income Fund.....      721,480       18,337      703,143
Wells Fargo Equity Value Fund......       95,532        5,825       89,707
Wells Fargo Growth Fund............      103,307        4,348       98,959
Wells Fargo International Equity
 Fund..............................      494,958       22,194      472,764
Wells Fargo Large Company Growth
 Fund..............................    2,406,972      220,696    2,186,276
Wells Fargo Money Market Fund......    3,107,186    1,950,782    1,156,404
Wells Fargo Small Cap Growth
 Fund..............................      858,493      124,652      733,841

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. AGGRESSIVE GROWTH FUND
  2005  Lowest contract charges           18,367   $ 1.302255   $       23,919    0.83%     --            13.28%
        Highest contract charges          17,212     1.238853           21,323    2.51%     --             3.08%
        Remaining contract
        charges                       33,916,397      --            42,918,704    --        --           --
  2004  Lowest contract charges           90,782     1.258432          114,243    0.95%     --            10.75%
        Highest contract charges           7,392     1.201813            8,884    2.52%     --             8.99%
        Remaining contract
        charges                       35,602,820      --            43,420,150    --        --           --
  2003  Lowest contract charges           65,082     1.136318           73,954    0.95%     --            25.48%
        Highest contract charges         254,591     1.102688          280,735    2.39%     --            23.67%
        Remaining contract
        charges                       29,653,227      --            32,974,347    --        --           --
  2002  Lowest contract charges           39,419     0.905594           35,698    0.94%     --           (23.40)%
        Highest contract charges         156,572     0.891610          139,601    0.98%     --            (3.54)%
        Remaining contract
        charges                        9,800,706      --             8,774,509    --        --           --
  2001  Lowest contract charges            2,317     1.182176            2,739    0.22%     --            18.22%
        Highest contract charges          54,444     1.178547           64,165    0.50%     --            17.86%
        Remaining contract
        charges                          594,570      --               701,606    --        --           --
AIM V.I. BASIC VALUE FUND
  2005  Lowest contract charges          550,287     1.362431          749,728    0.83%      0.30%         9.20%
        Highest contract charges          66,457     1.296106           86,135    2.51%      0.22%         3.08%
        Remaining contract
        charges                      211,003,427      --           279,411,654    --        --           --
  2004  Lowest contract charges        1,518,236     1.316677        1,999,026    0.95%     --            10.02%
        Highest contract charges          20,775     1.257441           26,124    2.50%     --             8.27%
        Remaining contract
        charges                      223,647,591      --           285,485,629    --        --           --
  2003  Lowest contract charges        1,198,408     1.196762        1,434,209    0.95%      0.04%        32.36%
        Highest contract charges       1,617,228     1.161366        1,878,194    2.38%      0.05%        30.46%
        Remaining contract
        charges                      164,358,770      --           192,671,189    --        --           --
  2002  Lowest contract charges          790,188     0.904142          714,443    0.94%     --           (22.88)%
        Highest contract charges         458,491     0.890198          408,148    0.97%     --            (4.59)%
        Remaining contract
        charges                       64,971,888      --            58,148,792    --        --           --
  2001  Lowest contract charges           44,098     1.172426           51,701    0.25%      0.20%        17.24%
        Highest contract charges         361,829     1.168835          422,919    0.50%      0.27%        16.88%
        Remaining contract
        charges                        5,458,015      --             6,386,595    --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. BLUE CHIP FUND
  2005  Lowest contract charges            8,318   $ 1.168571   $        9,720    0.56%      0.62%         2.93%
        Highest contract charges         624,488     1.080740          674,909    2.49%      0.62%         0.94%
        Remaining contract
        charges                       45,159,871      --            49,853,161    --        --           --
  2004  Lowest contract charges            7,921     1.135305            8,993    0.54%      0.11%         4.10%
        Highest contract charges           7,944     1.070087            8,501    2.51%      0.42%         2.04%
        Remaining contract
        charges                       46,322,109      --            50,350,516    --        --           --
  2003  Lowest contract charges            7,456     1.090605            8,131    0.55%     --            24.46%
        Highest contract charges         627,712     1.048719          658,294    2.38%     --            22.18%
        Remaining contract
        charges                       40,257,859      --            42,622,200    --        --           --
  2002  Lowest contract charges            7,082     0.876290            6,206    0.55%     --           (26.57)%
        Highest contract charges         180,335     0.858356          154,792    0.97%     --            (5.33)%
        Remaining contract
        charges                       14,491,706      --            12,512,304    --        --           --
  2001  Lowest contract charges           10,402     1.191965           12,399    0.23%      0.03%        19.20%
        Highest contract charges         120,620     1.188319          143,335    0.50%      0.03%        18.83%
        Remaining contract
        charges                        1,407,254      --             1,674,292    --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges           18,096     1.358807           24,589    0.83%      0.18%        15.56%
        Highest contract charges          22,308     1.292664           28,837    2.51%      0.10%         6.10%
        Remaining contract
        charges                       37,821,577      --            49,972,771    --        --           --
  2004  Lowest contract charges          392,765     1.275804          501,092    0.95%     --             5.62%
        Highest contract charges           5,809     1.218395            7,078    2.45%     --             3.94%
        Remaining contract
        charges                       38,172,286      --            47,219,088    --        --           --
  2003  Lowest contract charges          341,648     1.207936          412,689    0.95%     --            28.30%
        Highest contract charges         248,132     1.172191          290,858    2.38%     --            26.45%
        Remaining contract
        charges                       30,293,982      --            35,845,030    --        --           --
  2002  Lowest contract charges          231,383     0.941523          217,852    0.94%     --           (25.07)%
        Highest contract charges          34,112     0.926994           31,622    0.98%     --            (3.98)%
        Remaining contract
        charges                        9,014,193      --             8,401,872    --        --           --
  2001  Lowest contract charges            4,894     1.256556            6,150    0.25%     --            25.66%
        Highest contract charges          29,117     1.252716           36,476    0.53%     --            25.27%
        Remaining contract
        charges                          961,025      --             1,205,575    --        --           --
AIM V.I. CORE EQUITY FUND
  2005  Lowest contract charges               47    10.346561              484    0.80%      1.05%         7.33%
        Highest contract charges             260    10.204436            2,651    2.44%      4.78%         6.16%
        Remaining contract
        charges                          127,941      --             1,311,968    --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. DEMOGRAPHIC TRENDS FUND
  2005  Lowest contract charges           31,848   $ 1.315304   $       41,890    0.84%     --            13.89%
        Highest contract charges         153,417     1.252494          192,154    2.49%     --             3.58%
        Remaining contract
        charges                       21,489,355      --            27,458,750    --        --           --
  2004  Lowest contract charges           48,137     1.265512           60,917    0.95%     --             7.23%
        Highest contract charges         109,422     1.209161          132,309    2.47%     --             5.58%
        Remaining contract
        charges                       23,883,556      --            29,298,817    --        --           --
  2003  Lowest contract charges           60,057     1.180177           70,878    0.95%     --            36.17%
        Highest contract charges         165,344     1.145247          189,360    2.40%     --            34.21%
        Remaining contract
        charges                       20,315,813      --            23,479,590    --        --           --
  2002  Lowest contract charges           52,583     0.866707           45,574    0.94%     --           (32.84)%
        Highest contract charges         153,564     0.853330          131,041    0.98%     --            (6.43)%
        Remaining contract
        charges                        3,733,337      --             3,201,569    --        --           --
  2001  Lowest contract charges            2,586     1.290558            3,337    0.25%     --            29.06%
        Highest contract charges          52,208     1.286613           67,171    0.49%     --            28.66%
        Remaining contract
        charges                          390,269      --               502,686    --        --           --
AIM V.I. GOVERNMENT SECURITIES FUND
  2005  Lowest contract charges          215,688     1.099804          237,215    0.83%     13.42%         0.59%
        Highest contract charges          99,525     1.046223          104,125    2.54%      4.07%        (0.90)%
        Remaining contract
        charges                      468,288,332      --           500,362,178    --        --           --
  2004  Lowest contract charges        1,769,004     1.105472        1,955,584    0.95%      3.88%         1.59%
        Highest contract charges          72,196     1.055721           76,219    2.48%     13.47%        (0.02)%
        Remaining contract
        charges                      345,692,677      --           370,398,600    --        --           --
  2003  Lowest contract charges        1,960,167     1.088130        2,132,916    0.95%      2.16%         0.11%
        Highest contract charges       2,199,782     1.055918        2,322,789    2.39%      2.92%        (1.33)%
        Remaining contract
        charges                      231,306,108      --           246,605,138    --        --           --
  2002  Lowest contract charges        1,520,766     1.086887        1,652,901    0.94%      4.54%         8.56%
        Highest contract charges         691,471     1.070119          739,956    0.98%      3.63%         3.30%
        Remaining contract
        charges                      139,107,446      --           149,697,751    --        --           --
  2001  Lowest contract charges           38,630     1.001206           38,677    0.24%      4.78%         0.12%
        Highest contract charges         216,023     0.998134          215,620    0.51%      7.91%        (0.19)%
        Remaining contract
        charges                        5,564,289      --             5,560,258    --        --           --
AIM V.I. INTERNATIONAL GROWTH FUND
  2005  Lowest contract charges           40,858     1.668706           68,180    0.83%      2.39%        19.32%
        Highest contract charges           8,851     1.587486           14,052    2.54%      0.66%        14.96%
        Remaining contract
        charges                       36,053,535      --            58,438,083    --        --           --
  2004  Lowest contract charges           88,480     1.445927          127,935    0.95%      0.72%        22.83%
        Highest contract charges           9,171     1.380892           12,665    2.45%      2.94%        20.89%
        Remaining contract
        charges                       17,817,045      --            24,973,192    --        --           --
  2003  Lowest contract charges           67,870     1.177149           79,893    0.94%      0.66%        27.84%
        Highest contract charges          59,552     1.142322           68,027    2.39%      0.47%        26.01%
        Remaining contract
        charges                        8,198,597      --             9,444,551    --        --           --
  2002  Lowest contract charges           17,230     0.920779           15,865    0.94%      1.10%       (16.47)%
        Highest contract charges          53,197     0.906571           48,227    1.00%      1.12%        (7.66)%
        Remaining contract
        charges                        2,797,349      --             2,549,195    --        --           --
  2001  Lowest contract charges            1,782     1.102346            1,964    0.22%      0.91%        10.24%
        Highest contract charges          20,175     1.098965           22,172    0.53%      0.70%         9.90%
        Remaining contract
        charges                          191,433      --               210,640    --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. MID CAP CORE EQUITY FUND
  2005  Lowest contract charges          320,680   $ 1.521487   $      487,911    0.83%      1.76%         9.01%
        Highest contract charges          43,428     1.447415           62,858    2.54%      0.57%         4.91%
        Remaining contract
        charges                      256,636,456      --           379,612,312    --        --           --
  2004  Lowest contract charges        2,997,792     1.444712        4,330,946    0.95%      0.18%        12.74%
        Highest contract charges          33,815     1.379716           46,655    2.51%      0.49%        10.95%
        Remaining contract
        charges                      230,251,882      --           322,495,930    --        --           --
  2003  Lowest contract charges        2,083,091     1.281424        2,669,322    0.94%     --            26.11%
        Highest contract charges       1,598,816     1.243511        1,988,146    2.38%     --            24.30%
        Remaining contract
        charges                      159,772,104      --           200,501,774    --        --           --
  2002  Lowest contract charges          944,882     1.016105          960,100    0.94%     --           (11.94)%
        Highest contract charges         345,495     1.000434          345,645    0.98%     --            (1.31)%
        Remaining contract
        charges                       41,374,186      --            41,611,298    --        --           --
  2001  Lowest contract charges           12,300     1.153905           14,193    0.25%      0.27%        15.39%
        Highest contract charges         101,931     1.150372          117,259    0.50%      0.33%        15.04%
        Remaining contract
        charges                        2,463,922      --             2,837,570    --        --           --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges          106,882     1.083507          115,807    0.83%      3.37%         8.74%
        Highest contract charges         100,443     1.030760          103,533    2.54%      0.84%         3.00%
        Remaining contract
        charges                      302,807,641      --           318,526,767    --        --           --
  2004  Lowest contract charges          468,054     1.047934          490,489    0.95%      0.54%         4.77%
        Highest contract charges          97,266     1.000777           97,342    2.48%      1.65%         3.11%
        Remaining contract
        charges                      199,631,274      --           202,599,645    --        --           --
  2003  Lowest contract charges          367,682     1.000201          367,756    0.95%      0.33%        23.90%
        Highest contract charges       1,363,091     0.970604        1,323,022    2.39%      0.33%        22.12%
        Remaining contract
        charges                       72,720,183      --            71,223,500    --        --           --
  2002  Lowest contract charges          314,018     0.807282          253,501    0.94%      0.66%       (30.92)%
        Highest contract charges         629,173     0.794823          500,081    0.97%      0.99%        (5.89)%
        Remaining contract
        charges                       24,086,526      --            19,245,147    --        --           --
  2001  Lowest contract charges           10,383     1.168599           12,133    0.24%      0.24%        16.86%
        Highest contract charges         160,597     1.165014          187,097    0.48%      0.22%        16.50%
        Remaining contract
        charges                        1,369,894      --             1,598,014    --        --           --
AIM V.I. SMALL CAP EQUITY FUND
  2005  Lowest contract charges            1,058    12.475035           13,199    0.83%     --            15.28%
        Highest contract charges           2,538    12.101844           30,717    2.48%     --             5.39%
        Remaining contract
        charges                        2,482,451      --            30,424,225    --        --           --
  2004  Lowest contract charges            7,059    11.703215           82,611    0.94%      0.01%         8.37%
        Highest contract charges          28,440    11.488515          326,730    2.46%      0.01%         6.71%
        Remaining contract
        charges                        1,640,742      --            18,970,224    --        --           --
  2003  Lowest contract charges              622    10.799031            6,716    0.19%      0.01%         7.99%
        Highest contract charges          14,360    10.767619          154,621    0.45%      0.05%         7.68%
        Remaining contract
        charges                          102,491      --             1,104,648    --        --           --
AIM V.I. LARGE CAP GROWTH FUND
  2005  Lowest contract charges            1,438    10.809125           15,543    0.82%     --            14.21%
        Highest contract charges             462    10.656209            4,927    2.30%     --            12.93%
        Remaining contract
        charges                          278,450      --             2,980,691    --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2005  Lowest contract charges           10,469   $12.793383   $      133,928    0.55%      2.24%         8.54%
        Highest contract charges           8,647    11.578387          100,122    2.51%      3.69%         6.39%
        Remaining contract
        charges                      136,070,664      --         1,619,070,299    --        --           --
  2004  Lowest contract charges           10,465    11.786704          123,350    0.55%      2.11%         7.75%
        Highest contract charges           1,641    10.882712           17,854    2.52%      3.02%         5.61%
        Remaining contract
        charges                      125,182,467      --         1,386,250,608    --        --           --
  2003  Lowest contract charges            8,998    10.939269           98,427    0.55%      2.39%        21.07%
        Highest contract charges         491,001    10.304308        5,059,430    2.39%      2.97%        18.86%
        Remaining contract
        charges                       89,897,670      --           934,005,453    --        --           --
  2002  Lowest contract charges            7,982     9.035216           72,118    0.55%      6.24%       (12.86)%
        Highest contract charges         136,236     8.669566        1,181,103    0.99%      5.54%        (4.03)%
        Remaining contract
        charges                       38,788,697      --           336,468,185    --        --           --
  2001  Lowest contract charges          671,535    10.854660        7,289,285    0.93%      3.19%        (0.44)%
        Highest contract charges         316,688    10.114163        3,203,032    1.81%      2.16%        (3.46)%
        Remaining contract
        charges                       12,518,997      --           125,210,083    --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2005  Lowest contract charges           14,032     1.092544           15,330    0.55%      0.99%         6.65%
        Highest contract charges         187,591     1.006214          188,757    2.52%      0.66%         4.54%
        Remaining contract
        charges                    1,190,478,997      --         1,230,927,940    --        --           --
  2004  Lowest contract charges           14,037     1.024433           14,380    0.55%      0.70%         9.14%
        Highest contract charges          36,346     0.962536           34,985    2.52%      0.84%         6.98%
        Remaining contract
        charges                    1,131,890,853      --         1,110,725,400    --        --           --
  2003  Lowest contract charges           35,666     0.938623           33,477    0.55%     --            30.01%
        Highest contract charges       6,852,958     0.899720        6,165,744    2.39%     --            27.63%
        Remaining contract
        charges                      846,995,529      --           771,349,895    --        --           --
  2002  Lowest contract charges           21,623     0.721964           15,611    0.54%      6.82%       (23.49)%
        Highest contract charges       1,962,836     0.704939        1,383,679    0.99%      2.57%        (6.71)%
        Remaining contract
        charges                      323,479,326      --           229,687,333    --        --           --
  2001  Lowest contract charges        1,565,419     0.941805        1,474,319    0.44%      0.99%        (5.82)%
        Highest contract charges       1,591,847     0.936725        1,491,123    0.96%      0.83%        (6.33)%
        Remaining contract
        charges                       47,247,814      --            44,356,840    --        --           --
AMERICAN FUNDS BOND FUND
  2005  Lowest contract charges            2,141    13.547855           29,012    0.55%      3.79%         1.03%
        Highest contract charges          19,542    12.211532          238,633    2.53%      3.41%        (0.97)%
        Remaining contract
        charges                       77,793,401      --           998,579,557    --        --           --
  2004  Lowest contract charges            2,141    13.409593           28,716    0.55%      3.57%         5.14%
        Highest contract charges           7,194    12.331092           88,704    2.52%      3.53%         3.06%
        Remaining contract
        charges                       72,017,916      --           926,234,643    --        --           --
  2003  Lowest contract charges            2,141    12.754482           27,313    0.55%      3.90%        12.18%
        Highest contract charges         474,929    11.965616        5,682,815    2.39%      3.74%        10.12%
        Remaining contract
        charges                       58,397,494      --           723,795,515    --        --           --
  2002  Lowest contract charges            2,633    11.369657           29,936    0.55%     --             3.48%
        Highest contract charges         107,500    10.865552        1,168,044    0.98%     --             6.62%
        Remaining contract
        charges                       30,724,120      --           345,099,638    --        --           --
  2001  Lowest contract charges          315,987    11.380863        3,596,208    0.92%      4.41%         7.12%
        Highest contract charges         470,397    10.674933        5,021,455    1.83%      3.65%         3.18%
        Remaining contract
        charges                       11,187,638      --           123,112,511    --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges            3,327   $12.151586   $       40,432    0.55%      0.67%        13.45%
        Highest contract charges           7,732     9.092566           70,308    2.53%      0.52%        11.20%
        Remaining contract
        charges                       47,916,919      --           565,434,947    --        --           --
  2004  Lowest contract charges            3,328    10.711021           35,645    0.55%      0.44%        12.86%
        Highest contract charges           5,074     8.176466           41,484    2.52%      0.52%        10.63%
        Remaining contract
        charges                       42,232,422      --           443,900,130    --        --           --
  2003  Lowest contract charges            3,984     9.490163           37,812    0.55%      0.49%        34.53%
        Highest contract charges         258,056     8.056988        2,079,153    2.39%      0.43%        32.07%
        Remaining contract
        charges                       30,808,949      --           291,078,416    --        --           --
  2002  Lowest contract charges            2,197     7.054145           15,498    0.54%     --           (15.11)%
        Highest contract charges          65,772     6.100532          401,246    0.98%     --             0.96%
        Remaining contract
        charges                       17,469,240      --           127,537,499    --        --           --
  2001  Lowest contract charges          500,267     9.380782        4,692,897    0.93%      0.71%       (15.03)%
        Highest contract charges         202,317     7.305593        1,478,049    1.84%      0.58%       (20.45)%
        Remaining contract
        charges                       10,339,844      --            92,468,473    --        --           --
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges            8,525    10.606836           90,419    0.55%      0.70%        15.55%
        Highest contract charges          65,623     8.861284          581,508    2.53%      0.92%        13.27%
        Remaining contract
        charges                      320,689,791      --         3,557,161,722    --        --           --
  2004  Lowest contract charges            9,193     9.179128           84,386    0.55%      0.18%        11.88%
        Highest contract charges          32,993     7.823331          258,116    2.53%      0.28%         9.67%
        Remaining contract
        charges                      292,097,787      --         2,824,395,891    --        --           --
  2003  Lowest contract charges            9,172     8.204458           75,251    0.55%      0.13%        36.06%
        Highest contract charges       1,569,124     7.107056       11,151,851    2.38%      0.15%        33.57%
        Remaining contract
        charges                      215,191,705      --         1,876,242,213    --        --           --
  2002  Lowest contract charges            5,263     6.030169           31,735    0.55%      0.05%       (24.87)%
        Highest contract charges         378,843     5.320989        2,015,818    0.98%      0.08%        (0.10)%
        Remaining contract
        charges                       98,943,957      --           669,317,440    --        --           --
  2001  Lowest contract charges        1,640,369    10.793870       17,705,934    0.93%      0.45%       (18.93)%
        Highest contract charges       1,934,824     7.200112       13,930,953    1.83%      0.42%       (24.41)%
        Remaining contract
        charges                       49,060,494      --           467,570,160    --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges           14,103    13.131137          185,184    0.55%      1.34%         5.25%
        Highest contract charges          56,514    12.075123          682,419    2.52%      2.16%         3.17%
        Remaining contract
        charges                      299,358,925      --         3,684,213,947    --        --           --
  2004  Lowest contract charges           14,880    12.475956          185,646    0.55%      0.89%         9.77%
        Highest contract charges          22,931    11.704328          268,390    2.52%      1.44%         7.60%
        Remaining contract
        charges                      268,887,815      --         3,177,391,559    --        --           --
  2003  Lowest contract charges           13,123    11.365643          149,154    0.55%      1.20%        31.70%
        Highest contract charges       1,124,389    10.721995       12,055,696    2.38%      1.36%        29.29%
        Remaining contract
        charges                      198,046,354      --         2,155,493,450    --        --           --
  2002  Lowest contract charges            8,695     8.629956           75,040    0.55%      2.28%       (18.79)%
        Highest contract charges         282,187     8.293041        2,340,189    0.99%      2.27%        (3.56)%
        Remaining contract
        charges                      104,834,298      --           876,349,353    --        --           --
  2001  Lowest contract charges        2,517,626    11.588474       29,175,441    0.93%      1.74%         1.59%
        Highest contract charges       1,361,993    10.381852       14,140,008    1.83%      1.50%        (3.38)%
        Remaining contract
        charges                       54,768,012      --           565,980,593    --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges            3,909   $12.559161   $       49,090    0.55%      1.51%        20.84%
        Highest contract charges          12,018     9.326581          112,088    2.54%      1.52%        18.45%
        Remaining contract
        charges                       70,327,617      --           854,725,953    --        --           --
  2004  Lowest contract charges            4,397    10.393491           45,696    0.55%      1.34%        18.66%
        Highest contract charges          10,641     7.874120           83,791    2.51%      2.43%        16.32%
        Remaining contract
        charges                       58,012,272      --           590,047,576    --        --           --
  2003  Lowest contract charges            4,397     8.758771           38,515    0.55%      1.59%        34.11%
        Highest contract charges         328,812     7.405010        2,434,853    2.38%      1.99%        31.66%
        Remaining contract
        charges                       35,593,956      --           312,294,184    --        --           --
  2002  Lowest contract charges            2,406     6.530906           15,710    0.54%      5.58%       (15.31)%
        Highest contract charges          58,538     5.624453          329,242    0.99%      2.52%        (3.00)%
        Remaining contract
        charges                       20,968,615      --           143,842,957    --        --           --
  2001  Lowest contract charges          373,239     8.453967        3,155,354    0.93%      0.86%       (20.65)%
        Highest contract charges         273,741     6.751649        1,848,204    1.83%      0.80%       (24.16)%
        Remaining contract
        charges                       12,873,704      --           108,674,627    --        --           --
AMERICAN FUNDS NEW WORLD FUND
  2005  Lowest contract charges            2,642    17.637753           46,593    0.55%      1.21%        20.08%
        Highest contract charges             890    15.193093           13,522    2.52%      0.21%        17.70%
        Remaining contract
        charges                       13,811,260      --           224,349,908    --        --           --
  2004  Lowest contract charges            2,978    14.688942           43,742    0.55%      1.98%        18.15%
        Highest contract charges              65    12.908373              840    2.52%     --            15.81%
        Remaining contract
        charges                        9,311,198      --           127,484,428    --        --           --
  2003  Lowest contract charges            2,978    12.432788           37,024    0.55%      1.88%        38.41%
        Highest contract charges          23,564    11.146365          262,655    2.39%      1.93%        35.88%
        Remaining contract
        charges                        6,166,812      --            72,567,224    --        --           --
  2002  Lowest contract charges            1,746     8.982404           15,687    0.54%     --            (6.18)%
        Highest contract charges           7,530     8.203153           61,768    0.99%     --            (0.32)%
        Remaining contract
        charges                        3,721,118      --            32,275,721    --        --           --
  2001  Lowest contract charges          127,490    10.034141        1,279,256    0.94%      0.19%        (5.10)%
        Highest contract charges          30,081     8.888964          267,385    1.84%      0.18%       (10.45)%
        Remaining contract
        charges                        2,318,090      --            21,808,199    --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges           82,700    16.376893        1,354,370    0.83%      0.33%        24.21%
        Highest contract charges           1,303    12.083008           15,738    2.54%      0.52%        22.20%
        Remaining contract
        charges                       25,832,873      --           384,172,768    --        --           --
  2004  Lowest contract charges          471,158    13.406321        6,316,499    0.95%     --            19.74%
        Highest contract charges             365     9.888098            3,606    2.53%     --            17.84%
        Remaining contract
        charges                       20,236,417      --           243,974,997    --        --           --
  2003  Lowest contract charges          316,816    11.196332        3,547,180    0.95%      0.59%        52.08%
        Highest contract charges         105,773     8.501150          899,196    2.38%      0.51%        49.89%
        Remaining contract
        charges                       13,325,715      --           135,972,551    --        --           --
  2002  Lowest contract charges          198,360     7.362261        1,460,376    0.95%      0.71%       (19.82)%
        Highest contract charges          17,086     5.671489           96,901    0.98%     --            (5.41)%
        Remaining contract
        charges                        6,730,296      --            47,420,818    --        --           --
  2001  Lowest contract charges          138,117     9.181961        1,268,189    0.94%      0.90%       (13.68)%
        Highest contract charges         106,118     7.162167          760,034    1.82%      0.49%       (18.16)%
        Remaining contract
        charges                        4,228,330      --            38,964,673    --        --           --

_____________________________________ SA-98 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2005  Lowest contract charges          295,756   $13.581424   $    4,016,791    0.83%      0.18%         5.93%
        Highest contract charges          16,010    13.111329          209,916    2.48%     --             0.82%
        Remaining contract
        charges                       40,415,782      --           538,698,169    --        --           --
  2004  Lowest contract charges          550,441    13.343129        7,344,611    0.94%      0.57%         9.95%
        Highest contract charges         581,258    13.010868        7,562,677    2.47%      0.59%         8.26%
        Remaining contract
        charges                       25,896,626      --           339,993,076    --        --           --
  2003  Lowest contract charges           58,295    12.135710          707,455    0.63%      0.12%        21.36%
        Highest contract charges          16,619    12.018369          199,732    1.60%      0.44%        20.18%
        Remaining contract
        charges                        7,202,430      --            86,861,474    --        --           --
FRANKLIN INCOME SECURITIES FUND
  2005  Lowest contract charges            1,455    13.933173           20,273    0.55%      3.89%         1.05%
        Highest contract charges          22,353    12.991094          290,384    2.47%      2.41%        (0.95)%
        Remaining contract
        charges                      104,320,354      --         1,383,599,497    --        --           --
  2004  Lowest contract charges          863,574    13.642332       11,781,159    0.94%      2.87%        12.78%
        Highest contract charges         861,993    13.122761       11,311,726    2.48%      2.81%        11.05%
        Remaining contract
        charges                       65,655,124      --           872,856,079    --        --           --
  2003  Lowest contract charges          176,401    12.096560        2,133,848    0.94%      4.46%        30.47%
        Highest contract charges         145,929    11.817583        1,724,527    2.38%      5.57%        28.60%
        Remaining contract
        charges                       31,101,309      --           370,332,263    --        --           --
  2002  Lowest contract charges           15,233     9.271245          141,233    0.63%      1.00%        (7.29)%
        Highest contract charges          19,877     9.189550          182,661    0.98%     --             4.80%
        Remaining contract
        charges                        3,545,666      --            32,684,369    --        --           --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           27,069    11.074918          299,782    0.83%     --             4.27%
        Highest contract charges           3,130    10.583797           33,128    2.52%      0.46%        (1.49)%
        Remaining contract
        charges                       14,725,042      --           158,900,875    --        --           --
  2004  Lowest contract charges           26,893    11.174616          300,520    0.94%      0.46%         6.91%
        Highest contract charges           1,209    10.743408           12,994    2.48%      0.23%         5.22%
        Remaining contract
        charges                        9,246,790      --           100,640,664    --        --           --
  2003  Lowest contract charges            5,317    10.452055           55,576    0.95%      0.79%        25.75%
        Highest contract charges          21,282    10.210816          217,310    2.39%      0.78%        23.94%
        Remaining contract
        charges                        2,553,237      --            26,271,482    --        --           --
  2002  Lowest contract charges            1,945     8.312007           16,164    0.62%     --           (16.88)%
        Highest contract charges           4,895     8.238626           40,326    0.98%     --            (4.31)%
        Remaining contract
        charges                          368,402      --             3,043,572    --        --           --

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN REAL ESTATE FUND
  2005  Lowest contract charges           31,171   $28.226888   $      879,850    0.95%      1.40%        12.40%
        Highest contract charges             504    20.824893           10,496    2.51%     --            10.62%
        Remaining contract
        charges                        1,660,419      --            38,158,886    --        --           --
  2004  Lowest contract charges           32,236    25.112355          809,528    0.95%      1.93%        30.56%
        Highest contract charges          12,414    18.854076          234,060    2.39%      1.96%        28.68%
        Remaining contract
        charges                        1,975,381      --            40,655,416    --        --           --
  2003  Lowest contract charges           35,846    19.234925          689,501    0.95%      2.47%        34.47%
        Highest contract charges           5,926    14.652183           86,832    2.37%      2.54%        32.53%
        Remaining contract
        charges                        2,213,016      --            35,058,059    --        --           --
  2002  Lowest contract charges           34,116    14.304701          488,024    0.95%      2.92%         1.11%
        Highest contract charges           1,330    11.055515           14,707    0.90%     --            (5.19)%
        Remaining contract
        charges                        2,451,809      --            29,075,207    --        --           --
  2001  Lowest contract charges           21,727    14.148124          307,392    0.93%      3.56%         6.86%
        Highest contract charges          50,725    11.071713          561,612    1.82%      2.88%         3.89%
        Remaining contract
        charges                        1,381,829      --            16,391,858    --        --           --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           44,613    12.120647          540,744    0.83%     --            15.29%
        Highest contract charges          12,357     6.959172           85,996    2.54%     --             2.15%
        Remaining contract
        charges                       36,883,532      --           346,380,306    --        --           --
  2004  Lowest contract charges          199,676    11.869463        2,370,052    0.95%     --            10.42%
        Highest contract charges           9,454     6.812757           64,408    2.53%     --             8.67%
        Remaining contract
        charges                       38,719,405      --           350,044,426    --        --           --
  2003  Lowest contract charges          178,290    10.749301        1,916,495    0.95%     --            35.95%
        Highest contract charges         478,168     6.297494        3,011,262    2.38%     --            34.00%
        Remaining contract
        charges                       32,031,044      --           262,786,535    --        --           --
  2002  Lowest contract charges          152,006     7.906886        1,201,895    0.95%      0.24%       (29.36)%
        Highest contract charges          71,148     2.413280          171,699    0.98%     --            (5.13)%
        Remaining contract
        charges                       16,213,692      --            89,439,857    --        --           --
  2001  Lowest contract charges          105,522    11.193018        1,181,107    0.94%      0.38%       (16.05)%
        Highest contract charges          41,011     4.397814          180,358    1.87%     --           (41.11)%
        Remaining contract
        charges                        7,874,947      --            68,451,027    --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2005  Lowest contract charges          150,979    14.972815        2,260,587    0.83%      1.02%         2.59%
        Highest contract charges           9,980    13.402661          133,754    2.50%      2.12%        (0.83)%
        Remaining contract
        charges                       35,257,734      --           492,887,724    --        --           --
  2004  Lowest contract charges          366,668    15.102795        5,537,709    0.95%      3.12%         8.97%
        Highest contract charges           1,721    13.514956           23,264    2.50%      1.66%         7.25%
        Remaining contract
        charges                       26,903,181      --           376,103,302    --        --           --
  2003  Lowest contract charges          219,517    13.859065        3,042,300    0.94%      2.51%        19.22%
        Highest contract charges         174,848    12.519934        2,189,091    2.39%      2.82%        17.50%
        Remaining contract
        charges                       19,209,229      --           248,585,991    --        --           --
  2002  Lowest contract charges           58,180    11.624901          676,336    0.95%      0.04%         4.12%
        Highest contract charges          29,719    10.654942          316,652    0.98%     --             7.84%
        Remaining contract
        charges                        6,501,895      --            71,699,885    --        --           --
  2001  Lowest contract charges           23,723    11.164587          264,858    0.93%      7.72%         3.52%
        Highest contract charges          94,388    10.361373          977,987    1.82%     10.26%        (1.15)%
        Remaining contract
        charges                        2,823,583      --            30,262,131    --        --           --

____________________________________ SA-100 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           28,326   $10.524182   $      298,107    0.83%      0.29%        11.76%
        Highest contract charges          37,449    10.380183          388,732    2.46%      0.23%        10.55%
        Remaining contract
        charges                        1,411,380      --            14,725,202    --        --           --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  2005  Lowest contract charges           29,922    10.357740          309,923    0.82%      2.27%         6.61%
        Highest contract charges          14,570    10.215971          148,845    2.44%      2.19%         5.44%
        Remaining contract
        charges                          481,637      --             4,949,665    --        --           --
MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges            1,273    15.111786           19,239    0.55%      0.88%         9.95%
        Highest contract charges          26,740    14.257743          381,253    2.53%      0.88%         7.77%
        Remaining contract
        charges                       90,680,042      --         1,313,048,173    --        --           --
  2004  Lowest contract charges            1,316    13.744675           18,091    0.55%      0.77%        12.01%
        Highest contract charges          20,101    13.229769          265,933    2.52%      0.50%         9.80%
        Remaining contract
        charges                       73,985,912      --           983,776,433    --        --           --
  2003  Lowest contract charges            1,366    12.270479           16,757    0.55%      1.01%        24.46%
        Highest contract charges         422,809    11.592760        4,901,518    2.39%      1.08%        22.18%
        Remaining contract
        charges                       51,450,646      --           617,781,417    --        --           --
  2002  Lowest contract charges            1,628     9.858825           16,055    0.55%      0.92%       (12.30)%
        Highest contract charges         119,782     9.488086        1,136,500    0.98%     --            (2.94)%
        Remaining contract
        charges                       24,356,092      --           239,308,956    --        --           --
  2001  Lowest contract charges          151,349    12.870679        1,947,968    0.92%      1.53%         6.03%
        Highest contract charges         455,876    10.997991        5,013,724    1.83%      1.43%        (0.09)%
        Remaining contract
        charges                        8,665,660      --            98,474,887    --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2005  Lowest contract charges           13,107    18.811427          246,563    0.83%      0.20%        27.62%
        Highest contract charges           1,887    16.529708           31,194    2.53%      0.65%        24.54%
        Remaining contract
        charges                        8,892,773      --           152,409,610    --        --           --
  2004  Lowest contract charges           48,759    15.109178          736,710    0.95%      1.78%        23.65%
        Highest contract charges             594    13.272221            7,881    2.52%     --            21.69%
        Remaining contract
        charges                        5,274,548      --            72,232,825    --        --           --
  2003  Lowest contract charges           28,735    12.218910          351,112    0.95%      1.23%        52.29%
        Highest contract charges          16,178    12.302650          199,029    2.39%      1.31%        50.10%
        Remaining contract
        charges                        3,195,896      --            35,452,792    --        --           --
  2002  Lowest contract charges           20,156     8.023648          161,722    0.95%      1.52%        (0.91)%
        Highest contract charges           1,558     8.196406           12,773    0.98%     --            (0.79)%
        Remaining contract
        charges                        1,372,982      --             9,816,430    --        --           --
  2001  Lowest contract charges           16,135     8.097194          130,649    0.94%      1.04%        (8.95)%
        Highest contract charges           4,564     8.375416           38,229    1.84%      0.53%       (16.92)%
        Remaining contract
        charges                          751,645      --             5,328,623    --        --           --

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
TEMPLETON FOREIGN SECURITIES FUND
  2005  Lowest contract charges           95,831   $12.154452   $    1,164,773    0.83%      0.22%        12.21%
        Highest contract charges          10,268    10.603352          108,873    2.54%      1.28%         7.40%
        Remaining contract
        charges                       46,989,912      --           522,348,665    --        --           --
  2004  Lowest contract charges          253,723    11.321045        2,872,413    0.95%      0.97%        17.41%
        Highest contract charges           8,289     9.873173           81,842    2.50%      0.27%        15.55%
        Remaining contract
        charges                       34,440,721      --           353,186,213    --        --           --
  2003  Lowest contract charges          124,710     9.642470        1,202,509    0.95%      1.62%        30.96%
        Highest contract charges         124,575     8.544872        1,064,480    2.39%      1.70%        29.08%
        Remaining contract
        charges                       12,246,457      --           107,646,951    --        --           --
  2002  Lowest contract charges              393     7.053785            2,770    0.54%      1.40%       (19.01)%
        Highest contract charges          26,897     6.619804          178,052    0.98%     --            (9.11)%
        Remaining contract
        charges                        4,223,769      --            28,895,258    --        --           --
  2001  Lowest contract charges           53,890     9.127253          491,865    0.94%      2.96%       (16.79)%
        Highest contract charges          74,344     8.309420          617,758    1.84%      2.36%       (17.30)%
        Remaining contract
        charges                        1,920,244      --            16,532,973    --        --           --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2005  Lowest contract charges           52,513    14.405588          756,480    0.95%      3.79%         2.58%
        Highest contract charges           2,357    12.980266           30,598    2.34%      3.52%         1.15%
        Remaining contract
        charges                        1,020,278      --            13,598,452    --        --           --
  2004  Lowest contract charges           65,767    14.043980          923,633    0.95%      2.78%        14.63%
        Highest contract charges           2,738    12.832838           35,141    2.33%      2.60%        13.03%
        Remaining contract
        charges                        1,123,966      --            14,680,562    --        --           --
  2003  Lowest contract charges           75,891    12.252158          929,831    0.95%      2.59%        30.71%
        Highest contract charges             367    11.353314            4,161    2.26%     --            28.89%
        Remaining contract
        charges                        1,219,639      --            14,004,942    --        --           --
  2002  Lowest contract charges              209     8.806348            1,844    0.56%     --            (4.91)%
        Highest contract charges          14,023     8.359016          117,216    2.05%      2.26%        (6.33)%
        Remaining contract
        charges                        1,406,658      --            12,484,288    --        --           --
  2001  Lowest contract charges           65,893     9.897515          652,177    0.94%      1.20%       (10.80)%
        Highest contract charges           6,904     8.923796           61,609    1.84%      1.20%       (11.91)%
        Remaining contract
        charges                        1,252,943      --            11,824,201    --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2005  Lowest contract charges          327,924    14.262017        4,676,861    0.83%      0.19%         9.79%
        Highest contract charges          19,939    12.235707          243,969    2.50%      1.10%         6.12%
        Remaining contract
        charges                       51,883,575      --           670,295,196    --        --           --
  2004  Lowest contract charges          333,523    13.443331        4,483,660    0.95%      1.08%        14.93%
        Highest contract charges         779,824    11.535531        8,995,682    2.45%      0.79%        13.16%
        Remaining contract
        charges                       32,731,295      --           395,432,347    --        --           --
  2003  Lowest contract charges          112,053    11.697022        1,310,692    0.95%      1.58%        30.89%
        Highest contract charges          95,900    10.427189          999,965    2.39%      1.62%        29.01%
        Remaining contract
        charges                       16,723,197      --           177,479,980    --        --           --
  2002  Lowest contract charges           71,534     8.936732          639,280    0.95%      2.27%       (19.26)%
        Highest contract charges          21,499     8.082787          173,774    0.97%     --            (8.94)%
        Remaining contract
        charges                        5,678,117      --            46,618,950    --        --           --
  2001  Lowest contract charges           37,561    11.068585          415,749    0.93%      1.80%        (2.25)%
        Highest contract charges          90,513    10.136741          917,508    1.82%      1.48%        (3.86)%
        Remaining contract
        charges                        2,091,965      --            21,503,260    --        --           --

____________________________________ SA-102 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MUTUAL DISCOVERY SECURITIES FUND
  2005  Lowest contract charges            1,392   $16.943447   $       23,589    0.55%      1.32%        15.33%
        Highest contract charges          21,916    16.078683          352,384    2.49%      0.97%        13.05%
        Remaining contract
        charges                       16,703,338      --           272,994,516    --        --           --
  2004  Lowest contract charges            1,052    14.691110           15,450    0.54%      1.26%        17.55%
        Highest contract charges         220,966    14.229936        3,144,325    2.43%      0.47%        15.28%
        Remaining contract
        charges                        7,107,621      --           102,058,758    --        --           --
  2003  Lowest contract charges            2,096    12.464859           26,124    0.63%      0.70%        24.65%
        Highest contract charges           4,506    12.344283           55,625    1.60%      0.30%        23.44%
        Remaining contract
        charges                        2,002,336      --            24,800,147    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges          452,963     1.097140          496,964    0.83%      3.34%         1.54%
        Highest contract charges          44,659     0.990846           44,250    2.52%      2.94%         0.26%
        Remaining contract
        charges                      256,059,371      --           266,952,857    --        --           --
  2004  Lowest contract charges          550,277     1.094675          602,374    0.96%      0.97%        (0.01)%
        Highest contract charges          21,189     0.988311           20,941    2.47%      1.43%        (1.60)%
        Remaining contract
        charges                      215,522,157      --           223,216,098    --        --           --
  2003  Lowest contract charges        1,099,599     1.094789        1,203,829    0.95%      0.77%        (0.20)%
        Highest contract charges       1,686,673     1.004366        1,694,037    2.38%      0.70%        (1.64)%
        Remaining contract
        charges                      227,158,892      --           237,434,215    --        --           --
  2002  Lowest contract charges        1,744,712     1.097024        1,913,991    0.95%      1.37%         0.51%
        Highest contract charges         434,311     1.021128          443,487    0.98%      0.47%        (0.48)%
        Remaining contract
        charges                      268,192,415      --           286,104,804    --        --           --
  2001  Lowest contract charges          695,479     1.091492          759,110    0.92%      3.12%         2.89%
        Highest contract charges       2,288,157     1.028730        2,353,896    1.82%      2.47%         1.45%
        Remaining contract
        charges                      115,403,407      --           123,472,307    --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
  2005  Lowest contract charges          203,763     9.217904        1,878,265    0.95%      0.76%         0.72%
        Highest contract charges          17,671     6.098386          107,764    2.49%      0.76%        (0.83)%
        Remaining contract
        charges                        6,982,738      --            52,925,741    --        --           --
  2004  Lowest contract charges          217,101     9.151640        1,986,831    0.95%      0.35%        11.40%
        Highest contract charges           6,115     6.149111           37,600    2.49%      0.46%         9.69%
        Remaining contract
        charges                        8,500,566      --            64,305,183    --        --           --
  2003  Lowest contract charges          191,756     8.215084        1,575,292    0.95%      0.23%        26.18%
        Highest contract charges          44,326     5.630022          249,554    2.39%      0.15%        24.37%
        Remaining contract
        charges                        9,290,932      --            63,566,372    --        --           --
  2002  Lowest contract charges          183,300     6.510383        1,193,356    0.95%      0.05%       (30.36)%
        Highest contract charges          13,523     4.526832           61,218    0.98%     --            (4.12)%
        Remaining contract
        charges                        8,091,613      --            44,980,487    --        --           --
  2001  Lowest contract charges          171,636     9.347977        1,604,451    0.94%      0.01%       (24.21)%
        Highest contract charges         166,470     6.581620        1,095,640    1.83%     --           (30.84)%
        Remaining contract
        charges                        7,935,737      --            65,042,436    --        --           --

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges            2,001   $ 8.187316   $       16,384    0.83%     --            18.67%
        Highest contract charges           2,840     5.165968           14,670    2.53%     --             6.44%
        Remaining contract
        charges                        8,252,471      --            56,616,152    --        --           --
  2004  Lowest contract charges          166,739     7.694402        1,282,957    0.95%     --            11.89%
        Highest contract charges             749     4.853345            3,636    2.53%     --            10.12%
        Remaining contract
        charges                        8,820,166      --            56,173,389    --        --           --
  2003  Lowest contract charges          186,039     6.876662        1,279,328    0.95%     --            29.00%
        Highest contract charges         168,777     4.367772          737,179    2.38%     --            27.14%
        Remaining contract
        charges                        9,165,413      --            52,970,434    --        --           --
  2002  Lowest contract charges          195,835     5.330860        1,043,969    0.95%     --           (34.39)%
        Highest contract charges          13,055     3.435336           44,849    0.97%     --            (5.22)%
        Remaining contract
        charges                        6,747,432      --            31,838,567    --        --           --
  2001  Lowest contract charges          216,012     8.124799        1,755,057    0.94%     --           (34.12)%
        Highest contract charges          71,339     5.301677          378,216    1.84%     --           (31.30)%
        Remaining contract
        charges                        6,876,239      --            51,154,016    --        --           --
MFS GLOBAL EQUITY SERIES
  2005  Lowest contract charges            6,971    13.434136           93,646    0.83%     --            10.31%
        Highest contract charges          39,153    11.056369          432,885    2.51%      0.45%         5.02%
        Remaining contract
        charges                        1,985,943      --            24,018,777    --        --           --
  2004  Lowest contract charges           25,536    12.802636          326,926    0.95%      0.34%        17.16%
        Highest contract charges          61,078    10.528057          643,034    2.48%      0.03%        15.36%
        Remaining contract
        charges                        1,829,028      --            20,841,731    --        --           --
  2003  Lowest contract charges           25,087    10.927292          274,129    0.95%      0.06%        26.64%
        Highest contract charges           8,027     9.126212           73,255    2.38%      0.02%        24.81%
        Remaining contract
        charges                        1,349,232      --            13,210,548    --        --           --
  2002  Lowest contract charges           28,865     8.628994          249,080    0.95%      0.39%       (12.73)%
        Highest contract charges             552     7.311908            4,035    0.98%      0.73%        (1.62)%
        Remaining contract
        charges                          639,716      --             5,021,590    --        --           --
  2001  Lowest contract charges           30,790     9.887155          304,423    0.93%      0.34%       (10.80)%
        Highest contract charges           8,325     8.483277           70,624    1.85%      0.38%       (11.55)%
        Remaining contract
        charges                          446,897      --             4,107,606    --        --           --
MFS HIGH INCOME SERIES
  2005  Lowest contract charges              690    13.430445            9,262    0.56%      6.59%         1.60%
        Highest contract charges           3,307    11.434854           37,817    2.51%      2.82%        (0.42)%
        Remaining contract
        charges                       19,670,408      --           229,294,917    --        --           --
  2004  Lowest contract charges              655    13.219296            8,658    0.54%      4.76%         8.55%
        Highest contract charges             124    11.482449            1,427    2.53%      2.48%         6.40%
        Remaining contract
        charges                       21,270,027      --           247,353,788    --        --           --
  2003  Lowest contract charges              661    12.177952            8,053    0.55%      3.87%        17.31%
        Highest contract charges         147,107    10.791577        1,587,517    2.38%      2.97%        15.16%
        Remaining contract
        charges                       18,874,552      --           205,009,747    --        --           --
  2002  Lowest contract charges              601    10.380940            6,238    0.55%      8.00%         2.00%
        Highest contract charges          14,628     9.370791          137,079    0.97%     --             4.07%
        Remaining contract
        charges                        6,092,651      --            57,252,593    --        --           --
  2001  Lowest contract charges           96,471     9.586514          924,818    0.93%      6.14%         1.11%
        Highest contract charges         221,905     9.339433        2,072,467    1.81%      1.59%        (5.68)%
        Remaining contract
        charges                        2,774,748      --            25,830,725    --        --           --

____________________________________ SA-104 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS INVESTORS GROWTH STOCK SERIES
  2005  Lowest contract charges            6,162   $ 8.393066   $       51,722    0.84%     --            10.49%
        Highest contract charges          88,490     6.156607          544,799    2.49%      0.31%         1.91%
        Remaining contract
        charges                       16,228,510      --           116,165,398    --        --           --
  2004  Lowest contract charges          190,227     8.242582        1,567,963    0.95%     --             8.15%
        Highest contract charges          45,826     6.041268          276,846    2.47%     --             6.49%
        Remaining contract
        charges                       17,380,879      --           120,967,974    --        --           --
  2003  Lowest contract charges          222,636     7.621247        1,696,765    0.95%     --            21.86%
        Highest contract charges          76,918     5.514903          424,197    2.39%     --            20.11%
        Remaining contract
        charges                       16,911,344      --           110,485,936    --        --           --
  2002  Lowest contract charges          213,363     6.254070        1,334,386    0.95%     --           (28.22)%
        Highest contract charges          20,644     4.591619           94,791    0.98%     --            (6.05)%
        Remaining contract
        charges                       11,059,085      --            61,443,092    --        --           --
  2001  Lowest contract charges          200,649     8.712830        1,748,218    0.93%      0.10%       (24.86)%
        Highest contract charges         157,303     6.477239        1,018,890    1.83%      0.05%       (26.91)%
        Remaining contract
        charges                        8,597,570      --            68,459,118    --        --           --
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges            1,925     9.356527           18,015    0.70%      0.54%         6.57%
        Highest contract charges           9,459     8.536892           80,747    2.53%      0.56%         4.61%
        Remaining contract
        charges                       39,575,017      --           343,234,866    --        --           --
  2004  Lowest contract charges            1,910     8.780130           16,768    0.70%      0.63%        10.58%
        Highest contract charges           5,534     8.160518           45,159    2.49%      0.13%         8.55%
        Remaining contract
        charges                       29,308,221      --           241,278,971    --        --           --
  2003  Lowest contract charges            1,854     7.940149           14,722    0.70%      0.65%        21.30%
        Highest contract charges          62,425     7.359018          459,389    2.38%      0.40%        19.25%
        Remaining contract
        charges                       16,642,168      --           125,681,276    --        --           --
  2002  Lowest contract charges            1,697     6.546115           11,110    0.70%      0.55%       (21.52)%
        Highest contract charges          10,791     6.170923           66,588    0.99%     --            (4.00)%
        Remaining contract
        charges                       10,820,727      --            68,477,461    --        --           --
  2001  Lowest contract charges          369,708     9.173237        3,391,420    0.93%      0.45%       (16.75)%
        Highest contract charges         172,773     7.981347        1,378,962    1.84%      0.14%       (16.81)%
        Remaining contract
        charges                        9,322,874      --            75,598,347    --        --           --
MFS MID CAP GROWTH
  2005  Lowest contract charges            1,557     6.305593            9,818    0.55%     --             2.54%
        Highest contract charges          10,664     6.206393           66,184    2.52%     --             0.51%
        Remaining contract
        charges                       26,905,560      --           163,749,319    --        --           --
  2004  Lowest contract charges            1,539     6.149285            9,465    0.55%     --            13.94%
        Highest contract charges             496     6.174799            3,064    2.55%     --            11.68%
        Remaining contract
        charges                       28,195,561      --           169,889,204    --        --           --
  2003  Lowest contract charges            1,484     5.397197            8,009    0.55%     --            36.28%
        Highest contract charges         371,854     5.529101        2,056,021    2.38%     --            33.78%
        Remaining contract
        charges                       24,049,972      --           129,067,190    --        --           --
  2002  Lowest contract charges            1,641     3.960422            6,497    0.54%     --           (43.51)%
        Highest contract charges          49,808     4.132855          205,848    0.98%     --            (3.57)%
        Remaining contract
        charges                       12,121,163      --            48,263,560    --        --           --
  2001  Lowest contract charges           64,603     6.973714          450,521    0.93%      0.04%       (18.34)%
        Highest contract charges         233,560     7.438139        1,737,250    1.83%      0.02%       (25.31)%
        Remaining contract
        charges                        5,515,676      --            39,301,598    --        --           --

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS NEW DISCOVERY SERIES
  2005  Lowest contract charges            1,133   $ 9.776690   $       11,080    0.55%     --             4.67%
        Highest contract charges           4,645     7.924706           36,808    2.55%     --             2.60%
        Remaining contract
        charges                       21,136,420      --           213,450,409    --        --           --
  2004  Lowest contract charges            1,133     9.340625           10,586    0.55%     --             5.93%
        Highest contract charges          11,227     7.724119           86,715    2.53%     --             3.84%
        Remaining contract
        charges                       16,993,961      --           164,835,481    --        --           --
  2003  Lowest contract charges            1,133     8.817375            9,993    0.55%     --            32.98%
        Highest contract charges         146,875     7.438770        1,092,568    2.39%     --            30.55%
        Remaining contract
        charges                       10,923,964      --           100,400,321    --        --           --
  2002  Lowest contract charges              396     6.609567            2,619    0.67%     --           (32.11)%
        Highest contract charges          53,338     5.698015          303,919    0.99%     --            (3.95)%
        Remaining contract
        charges                        5,454,119      --            40,535,764    --        --           --
  2001  Lowest contract charges           39,518    14.108957          557,555    0.94%     --            (5.93)%
        Highest contract charges          67,688     8.519743          576,684    1.83%     --           (13.28)%
        Remaining contract
        charges                        2,613,784      --            30,876,500    --        --           --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges            2,274    12.777422           29,052    0.55%      1.99%         2.26%
        Highest contract charges          13,725    12.593284          172,837    2.54%      1.03%         0.23%
        Remaining contract
        charges                       96,547,041      --         1,217,127,318    --        --           --
  2004  Lowest contract charges            2,250    12.495591           28,115    0.55%      2.04%        10.71%
        Highest contract charges          10,033    12.564284          126,057    2.52%      0.29%         8.52%
        Remaining contract
        charges                       80,749,478      --         1,005,949,097    --        --           --
  2003  Lowest contract charges            4,316    11.286721           48,715    0.55%      1.83%        15.69%
        Highest contract charges         327,395    10.861973        3,556,151    2.39%      1.48%        13.57%
        Remaining contract
        charges                       59,585,533      --           678,191,401    --        --           --
  2002  Lowest contract charges            2,586     9.756450           25,234    0.55%      0.82%        (5.69)%
        Highest contract charges         107,462     9.564512        1,027,824    0.98%     --             0.05%
        Remaining contract
        charges                       28,510,511      --           285,426,510    --        --           --
  2001  Lowest contract charges          332,913    11.807401        3,930,837    0.93%      1.48%        (0.70)%
        Highest contract charges         421,648    10.309892        4,347,143    1.83%      0.61%        (1.22)%
        Remaining contract
        charges                       10,739,642      --           115,535,342    --        --           --
MFS VALUE SERIES
  2005  Lowest contract charges           97,847    14.700660        1,438,414    0.83%     --             6.68%
        Highest contract charges           1,072    14.191889           15,213    2.49%     --             3.98%
        Remaining contract
        charges                        5,878,422      --            84,827,586    --        --           --
  2004  Lowest contract charges           43,978    14.004824          615,902    0.94%      0.44%        14.09%
        Highest contract charges          36,502    13.656146          498,477    2.47%      0.26%        12.34%
        Remaining contract
        charges                        3,418,374      --            47,102,002    --        --           --
  2003  Lowest contract charges           11,228    12.275213          137,822    0.63%     --            22.75%
        Highest contract charges          12,764    12.156508          155,161    1.61%     --            21.57%
        Remaining contract
        charges                        1,205,439      --            14,701,082    --        --           --
MFS RESEARCH BOND SERIES
  2005  Lowest contract charges            8,374    10.081408           84,419    0.83%     --             0.91%
        Highest contract charges           6,494     9.946956           64,591    2.46%     --            (0.19)%
        Remaining contract
        charges                          890,879      --             8,906,349    --        --           --

____________________________________ SA-106 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS RESEARCH INTERNATIONAL SERIES
  2005  Lowest contract charges            5,002   $12.025883   $       60,148    0.83%      1.94%        20.03%
        Highest contract charges           5,067    11.893036           60,262    2.44%      1.78%        18.72%
        Remaining contract
        charges                          305,215      --             3,646,446    --        --           --
MFS RESEARCH SERIES
  2005  Lowest contract charges           15,083    10.661651          160,811    0.83%     --            12.46%
        Highest contract charges           8,331    10.515260           87,603    2.43%     --            11.23%
        Remaining contract
        charges                          199,414      --             2,109,871    --        --           --
MECURY GLOBAL GROWTH V.I. FUND
  2005  Lowest contract charges           13,613     9.612095          130,845    1.40%      1.07%        13.47%
        Highest contract charges             830    11.851536            9,841    2.39%      1.21%        12.34%
        Remaining contract
        charges                          101,298      --             1,161,158    --        --           --
  2004  Lowest contract charges           22,753     8.471165          192,741    1.40%      1.51%        13.62%
        Highest contract charges             853    10.549693            9,003    2.39%      1.66%        12.49%
        Remaining contract
        charges                          108,121      --             1,098,279    --        --           --
  2003  Lowest contract charges           27,635     7.455626          206,034    1.40%      1.07%        31.70%
        Highest contract charges             854     9.378222            8,009    2.39%      1.20%        30.39%
        Remaining contract
        charges                           98,302      --               877,122    --        --           --
  2002  Lowest contract charges           29,934     5.660962          169,457    1.40%      0.11%       (28.74)%
        Highest contract charges             769     7.199720            5,534    0.86%      1.48%        (6.73)%
        Remaining contract
        charges                           63,891      --               425,892    --        --           --
  2001  Lowest contract charges           38,021     7.944369          302,053    1.38%      1.13%       (24.11)%
        Highest contract charges           1,323     7.904003           10,456    1.55%      2.60%       (22.54)%
        Remaining contract
        charges                            7,470      --                59,155    --        --           --
MERCURY LARGE CAP GROWTH V.I. FUND
  2005  Lowest contract charges           37,011     9.482120          350,939    1.40%      0.18%         9.10%
        Highest contract charges           9,784    11.213779          109,712    2.39%      0.20%         8.02%
        Remaining contract
        charges                          219,546      --             2,341,484    --        --           --
  2004  Lowest contract charges           41,165     8.690929          357,763    1.40%      0.04%         5.73%
        Highest contract charges           9,146    10.381336           94,951    2.40%      0.24%         4.68%
        Remaining contract
        charges                          243,325      --             2,396,002    --        --           --
  2003  Lowest contract charges           58,799     8.219869          483,316    1.40%      0.62%        32.88%
        Highest contract charges           9,107     9.917343           90,313    2.39%      0.73%        31.56%
        Remaining contract
        charges                          270,478      --             2,507,255    --        --           --
  2002  Lowest contract charges           50,569     6.186138          312,825    1.40%     --           (24.46)%
        Highest contract charges           2,386     7.538539           17,986    0.95%     --            (5.52)%
        Remaining contract
        charges                          127,244      --               871,225    --        --           --
  2001  Lowest contract charges           66,563     8.189183          545,098    1.38%      0.02%       (10.59)%
        Highest contract charges           5,050     8.147579           41,148    1.53%     --           (13.30)%
        Remaining contract
        charges                           41,416      --               338,070    --        --           --

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2005  Lowest contract charges          268,222   $ 1.268243   $      340,170    1.70%     --            19.22%
        Highest contract charges          92,945     1.241466          115,388    2.18%     --            18.62%
        Remaining contract
        charges                           92,241      --               115,450    --        --           --
  2004  Lowest contract charges          252,780     1.063806          268,908    1.70%     --            13.43%
        Highest contract charges          83,835     1.046563           87,738    2.19%     --            12.87%
        Remaining contract
        charges                           62,792      --                66,197    --        --           --
  2003  Lowest contract charges          275,927     0.937825          258,772    1.70%     --            26.63%
        Highest contract charges          40,566     0.927249           37,615    2.19%     --            26.00%
        Remaining contract
        charges                           57,663      --                53,710    --        --           --
  2002  Lowest contract charges          286,352     0.740618          212,077    1.70%     --           (23.89)%
        Highest contract charges           8,411     0.735934            6,190    0.91%     --            (3.15)%
        Remaining contract
        charges                           78,641      --                58,010    --        --           --
  2001  Lowest contract charges          295,106     0.973022          287,144    1.38%      0.19%        (2.70)%
        Highest contract charges          10,160     0.970175            9,857    1.67%      0.18%        (2.98)%
        Remaining contract
        charges                           37,969      --                36,882    --        --           --
JENNISON PORTFOLIO
  2005  Lowest contract charges           92,522     0.928754           85,930    1.70%     --            12.10%
        Highest contract charges           9,438     0.906942            8,559    2.24%     --            11.49%
        Remaining contract
        charges                          182,529      --               167,260    --        --           --
  2004  Lowest contract charges          103,873     0.828484           86,057    1.70%      0.04%         7.38%
        Highest contract charges           9,055     0.813488            7,366    2.29%      0.03%         6.79%
        Remaining contract
        charges                          282,331      --               231,669    --        --           --
  2003  Lowest contract charges          133,812     0.771563          103,244    1.70%     --            27.43%
        Highest contract charges          34,808     0.761765           26,516    2.24%     --            26.73%
        Remaining contract
        charges                          819,733      --               628,580    --        --           --
  2002  Lowest contract charges          138,325     0.605502           83,756    1.71%     --           (32.33)%
        Highest contract charges           8,152     0.601114            4,900    0.79%     --            (7.63)%
        Remaining contract
        charges                          825,507      --               497,894    --        --           --
  2001  Lowest contract charges          215,138     0.894763          192,497    1.37%     --           (10.52)%
        Highest contract charges          12,339     0.892140           11,008    1.67%     --           (10.79)%
        Remaining contract
        charges                          545,282      --               487,079    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2005  Lowest contract charges          182,964     1.171723          214,383    1.70%      0.79%        14.26%
        Highest contract charges          13,142     1.147543           15,081    2.20%      0.89%        13.69%
        Remaining contract
        charges                          181,045      --               209,169    --        --           --
  2004  Lowest contract charges          182,967     1.025520          187,636    1.70%      0.96%        13.88%
        Highest contract charges         170,039     1.009386          171,635    2.20%      0.91%        13.31%
        Remaining contract
        charges                          256,404      --               259,917    --        --           --
  2003  Lowest contract charges          184,611     0.900515          166,245    1.70%      1.04%        25.48%
        Highest contract charges         193,769     0.890789          172,607    2.19%      1.27%        24.86%
        Remaining contract
        charges                          260,387      --               232,508    --        --           --
  2002  Lowest contract charges          187,292     0.717644          134,409    1.70%      1.05%       (23.66)%
        Highest contract charges         100,210     0.713454           71,495    0.90%      2.95%        (3.71)%
        Remaining contract
        charges                          111,357      --                79,491    --        --           --
  2001  Lowest contract charges          190,185     0.940053          178,784    1.11%      0.73%        (6.00)%
        Highest contract charges          14,174     0.939107           13,311    1.16%      0.92%        (6.09)%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-108 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges           54,002   $ 1.193027   $       64,425    1.35%      2.05%         3.58%
        Highest contract charges          53,092     1.149019           61,004    2.49%      2.07%         2.40%
        Remaining contract
        charges                        1,504,542      --             1,751,936    --        --           --
  2004  Lowest contract charges           57,473     1.151803           66,197    1.35%      2.14%         7.88%
        Highest contract charges          52,184     1.122137           58,558    2.49%      3.08%         6.64%
        Remaining contract
        charges                        1,468,482      --             1,661,161    --        --           --
  2003  Lowest contract charges           34,431     1.067708           36,763    0.52%      0.64%        11.20%
        Highest contract charges           6,843     1.052236            7,201    0.91%      0.87%        10.77%
        Remaining contract
        charges                          398,528      --               421,330    --        --           --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges          152,202     1.157855          176,228    1.34%      3.68%         0.56%
        Highest contract charges         229,153     1.115105          255,530    2.48%      3.69%        (0.59)%
        Remaining contract
        charges                        4,052,488      --             4,569,738    --        --           --
  2004  Lowest contract charges          109,558     1.151424          126,148    1.33%      3.38%         2.99%
        Highest contract charges         103,365     1.121743          115,949    2.47%      3.39%         1.82%
        Remaining contract
        charges                        3,074,655      --             3,468,812    --        --           --
  2003  Lowest contract charges           47,933     1.111298           53,267    0.63%      1.16%         2.64%
        Highest contract charges         308,509     1.101736          339,895    0.90%      1.22%         2.38%
        Remaining contract
        charges                          524,132      --               578,941    --        --           --
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges           94,335     1.200923          113,289    1.34%      1.60%         3.96%
        Highest contract charges          33,350     1.156619           38,573    2.48%      1.57%         2.77%
        Remaining contract
        charges                        1,731,640      --             2,033,647    --        --           --
  2004  Lowest contract charges           42,053     1.155148           48,578    1.32%      2.47%         9.59%
        Highest contract charges          15,035     1.125397           16,920    2.45%      2.69%         8.34%
        Remaining contract
        charges                          886,895      --             1,004,749    --        --           --
  2003  Lowest contract charges            3,571     1.047810            3,741    0.51%      0.48%        11.70%
        Highest contract charges          78,150     1.038773           81,180    0.89%      1.00%        11.41%
        Remaining contract
        charges                          159,119      --               165,712    --        --           --
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
  2005  Lowest contract charges            3,001     1.098040            3,295    1.34%      0.78%         1.72%
        Highest contract charges           4,182     1.057533            4,423    2.47%      0.83%         0.56%
        Remaining contract
        charges                          399,602      --               426,466    --        --           --
  2004  Lowest contract charges            3,008     1.079439            3,247    1.34%      1.67%         9.73%
        Highest contract charges         130,201     1.053230          137,131    2.35%      1.61%         8.64%
        Remaining contract
        charges                          102,555      --               108,377    --        --           --
  2003  Lowest contract charges           31,340     0.971940           30,461    0.77%      1.00%        11.81%
        Highest contract charges         114,717     0.969458          111,213    0.88%      1.10%        11.68%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
  2005  Lowest contract charges           14,665   $ 0.981243   $       14,390    1.32%      1.29%        (3.55)%
        Highest contract charges          28,713     0.947863           27,216    2.34%      0.57%        (4.51)%
        Remaining contract
        charges                           94,820      --                90,990    --        --           --
  2004  Lowest contract charges           12,310     1.007804           12,406    1.69%     --             6.55%
        Highest contract charges          28,719     0.992631           28,507    2.33%     --             5.86%
        Remaining contract
        charges                           65,555      --                65,554    --        --           --
  2003  Lowest contract charges            2,308     0.945828            2,183    0.56%     --            10.77%
        Highest contract charges           5,317     0.937667            4,986    0.77%     --            10.49%
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges          111,770     1.217401          136,068    1.34%      2.68%         8.21%
        Highest contract charges          61,698     1.172478           72,340    2.48%      2.63%         6.98%
        Remaining contract
        charges                        1,315,356      --             1,566,275    --        --           --
  2004  Lowest contract charges           50,434     1.125003           56,739    1.32%      0.01%         8.16%
        Highest contract charges          25,606     1.096017           28,064    2.45%      0.31%         6.93%
        Remaining contract
        charges                          485,323      --               535,423    --
  2003  Lowest contract charges            2,520     1.033934            2,605    0.67%     --            20.36%
        Highest contract charges          16,662     1.025020           17,079    0.87%     --            20.05%
        Remaining contract
        charges                           69,417      --                71,338    --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges          142,314     1.059100          150,725    1.34%      0.18%         4.28%
        Highest contract charges          75,336     1.020021           76,844    2.49%      0.18%         3.09%
        Remaining contract
        charges                        3,169,096      --             3,274,004    --        --           --
  2004  Lowest contract charges          104,399     1.015612          106,029    1.33%     --             1.87%
        Highest contract charges          63,388     0.989443           62,719    2.48%     --             0.71%
        Remaining contract
        charges                        2,655,650      --             2,644,771    --        --           --
  2003  Lowest contract charges           20,126     0.991033           19,945    0.65%     --             9.25%
        Highest contract charges         134,488     0.982513          132,136    0.88%     --             8.97%
        Remaining contract
        charges                          482,547      --               475,326    --        --           --
WELLS FARGO ADVANTAGE MONEY MARKET FUND
  2005  Lowest contract charges           40,446     0.996039           40,285    1.34%      2.71%         1.20%
        Highest contract charges          11,651     0.959281           11,177    2.48%      2.71%         0.04%
        Remaining contract
        charges                          946,028      --               923,140    --        --           --
  2004  Lowest contract charges            6,940     0.984231            6,830    1.35%      0.53%        (0.65)%
        Highest contract charges         382,052     0.962494          367,723    2.06%      0.83%        (1.49)%
        Remaining contract
        charges                        1,106,857      --             1,074,235    --        --           --
  2003  Lowest contract charges          339,445     0.978814          332,253    0.76%      0.14%        (0.65)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-110 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges          127,662   $ 1.161789   $      148,317    1.34%     --             4.82%
        Highest contract charges          47,882     1.118912           53,576    2.49%     --             3.62%
        Remaining contract
        charges                        1,358,744      --             1,540,827    --        --           --
  2004  Lowest contract charges           73,515     1.108382           81,482    1.33%     --            12.24%
        Highest contract charges          38,102     1.079819           41,143    2.46%     --            10.96%
        Remaining contract
        charges                          821,307      --               892,914    --        --           --
  2003  Lowest contract charges           19,545     0.981616           19,186    0.62%     --            20.05%
        Highest contract charges          43,499     0.973154           42,331    0.88%     --            19.74%
        Remaining contract
        charges                          136,038      --               132,731    --        --           --
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges              891    11.222685            9,996    1.76%     --             6.69%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
  2005  Lowest contract charges              918    10.821546            9,934    1.76%     --             4.81%
        Highest contract charges             376    10.799381            4,056    2.16%     --             4.63%
        Remaining contract
        charges                         --            --              --          --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

The Company will also make a deduction for The Hartford's Lifetime Income Builder Rider. The Company initially makes a deduction of 0.40%, but has the right to increase this to a maximum charge of 0.75%.

This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-112 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)    Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford")
            authorizing the establishment of the Separate Account.(1)

     (2)    Not applicable.

     (3)    (a) Form of Principal Underwriter Agreement.(1)

     (3)    (b) Form of Dealer Agreement.(2)

     (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)

     (5)    Form of Application.(3)

     (6)    (a) Certificate of Incorporation of Hartford.(4)

     (6)    (b) Bylaws of Hartford.(4)

     (7)    Not applicable.

     (8)    Fund Participation Agreements.(5)

     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)   Consent of Deloitte & Touche LLP.

     (11)   No financial statements are omitted.

     (12)   Not applicable.

     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-76419, filed on August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
          OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4 TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006, there were 203,560 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

   A.   conducted himself in good faith;

   B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

   C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                      WITH UNDERWRITER
-----------------------------  ------------------------------------------------------------------------
David A. Carlson               Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello            Vice President and Secretary
Stephen T. Joyce               Senior Vice President
Thomas M. Marra                Director
Martin A. Swanson              Vice President
John C. Walters                Chief Executive Officer
Lizabeth H. Zlatkus            Director
William Wilcox                 Chief Legal Officer

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2006.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra, President,                             Christopher M. Grinnell
           Chief Executive Officer and                             Attorney-in-Fact
           Chairman of the Board*


HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra, President,
           Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                            *By:        /s/ Christopher M. Grinnell
                                                                      ---------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                     Christopher M. Grinnell
     Chief Financial Officer, Director*                               Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*                  Date:       April 7, 2006

333-104357

                                EXHIBIT INDEX

      (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

      (10)  Consent of Deloitte & Touche LLP.

      (99)  Copy of Power of Attorney.